UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4803

Oppenheimer Rochester Limited Term Municipal Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

Two World Financial Center, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: September 30

Date of reporting period: 6/30/2013

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
Municipal Bonds and Notes–104.2%
Alabama–1.3%
$15,000	AL HFA (Single Family Mtg.)[1]	5.000%	10/01/2025	04/01/2016	A	$15,494
590,000	AL Municipal Electric Authority[1]	5.500	09/01/2019	09/01/2013	A	600,862
145,000	Bayou La Batre, AL Utilities Board (Water & Sewer)	5.750	03/01/2027	07/26/2013	A	145,618
40,000	Bessemer, AL GO	6.250	02/01/2024	07/28/2013	A	40,073
2,290,000	Birmingham, AL Baptist Medical Centers (Baptist Health System)	5.250	11/15/2020	11/15/2015	A	2,399,256
65,000	Birmingham, AL Private Educational Building Authority (Birmingham-Southern College)	6.000	12/01/2021	02/01/2021	B	60,616
855,000	Butler, AL Industrial Devel. Board (Georgia-Pacific Corp.)[1]	5.750	09/01/2028	09/01/2014	A	889,380
175,000	Courtland, AL Industrial Devel. Board (Champion International Corp.)	6.000	08/01/2029	07/28/2013	A	176,062
2,000,000	Courtland, AL Industrial Devel. Board (International Paper Company)[1]	5.000	11/01/2013	11/01/2013		2,024,100
3,280,000	Courtland, AL Industrial Devel. Board (International Paper Company)[1]	5.800	05/01/2022	05/01/2014	A	3,312,439
9,000,000	Courtland, AL Industrial Devel. Board (International Paper Company)[1]	6.250	08/01/2025	08/01/2013	A	9,013,140
200,000	Cullman County, AL Health Care Authority (Cullman Regional Medical Center)[1]	7.000	02/01/2036	02/01/2019	A	211,796
3,975,000	Fairfield, AL GO	6.000	06/01/2031	12/11/2021	A	4,090,394
7,470,000	Huntsville, AL Health Care Authority, Series A1	5.500	06/01/2025	06/01/2020	A	8,130,722
100,000	Jefferson County, AL Limited Obligation School Warrant[1]	4.750	01/01/2025	01/01/2014	A	100,064

1	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
Alabama Continued
$345,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.000%	01/01/2024	01/01/2014	A	$345,224
7,720,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.250	01/01/2018	01/01/2014	A	7,725,018
4,725,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.250	01/01/2019	01/01/2014	A	4,728,071
460,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.250	01/01/2023	01/01/2014	A	460,299
8,110,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.500	01/01/2021	01/01/2014	A	8,115,353
2,095,000	Jefferson County, AL Sewer[1]	5.250	02/01/2014	02/01/2014		2,079,790
2,485,000	Jefferson County, AL Sewer[1]	5.250	02/01/2015	02/01/2015		2,455,255
9,840,000	Jefferson County, AL Sewer[1]	5.250	02/01/2016	02/01/2016		9,680,395
290,000	Jefferson County, AL Sewer	5.625	02/01/2022	07/18/2021	B	232,386
50,000	Mobile, AL Limited Obligation Tax	5.500	02/15/2023	07/28/2013	A	50,573
130,000	New Hope, AL Water & Sewer[1]	5.000	07/01/2022	01/01/2014	A	130,738
115,000	Satsuma, AL Waterworks & Sewer Board[1]	6.000	07/01/2025	07/28/2013	A	115,151
500,000	Selma, AL Industrial Devel. Board (International Paper Company)[1]	6.700	03/01/2024	07/28/2013	A	500,825
25,000	Spring Hill College, AL Educational Building Authority (Spring Hill College)	5.200	09/01/2023	03/27/2022	B	23,637
40,000	Talladega County, AL Board of Education[1]	5.000	11/01/2020	07/05/2013	A	40,037
25,000	Talladega County, AL GO1	5.250	01/01/2029	07/28/2013	A	25,020

						67,917,788
Alaska–0.2%
10,000	AK Industrial Devel. & Export Authority (Lake Dorothy Hydroelectric)	5.250	12/01/2021	07/28/2013	A	10,032

2	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
Alaska Continued
$530,000	AK Industrial Devel. & Export Authority (Snettisham)	5.500%	01/01/2017	07/28/2013	A	$531,261
890,000	AK Industrial Devel. & Export Authority (Snettisham)	6.000	01/01/2015	07/28/2013	A	893,168
195,000	AK International Airports[1]	5.000	10/01/2022	10/01/2013	A	197,030
50,000	AK International Airports[1]	5.000	10/01/2024	07/28/2013	A	50,158
250,000	AK International Airports[1]	5.000	10/01/2024	10/01/2013	A	252,438
1,835,000	AK International Airports[1]	5.500	10/01/2016	10/01/2013	A	1,858,543
5,235,000	AK Northern Tobacco Securitization Corp. (TASC)[1]	4.625	06/01/2023	12/04/2014	B	4,933,516

						8,726,146
Arizona–1.8%
3,470,000	Glendale, AZ Municipal Property Corp.[1]	5.000	07/01/2022	01/01/2018	A	3,817,451
3,635,000	Glendale, AZ Municipal Property Corp.[1]	5.000	07/01/2023	01/01/2018	A	3,968,584
4,220,000	Glendale, AZ Municipal Property Corp.[1]	5.000	07/01/2024	01/01/2018	A	4,557,347
4,380,000	Glendale, AZ Municipal Property Corp.[1]	5.000	07/01/2025	01/01/2018	A	4,624,492
4,540,000	Glendale, AZ Municipal Property Corp.[1]	5.000	07/01/2026	01/01/2018	A	4,726,549
7,360,000	Glendale, AZ Municipal Property Corp.[1]	5.000	07/01/2027	01/01/2018	A	7,811,683
7,670,000	Glendale, AZ Municipal Property Corp.[1]	5.000	07/01/2028	01/01/2018	A	8,086,404
6,995,000	Glendale, AZ Municipal Property Corp.[1]	5.000	07/01/2030	01/01/2018	A	7,382,453
1,375,000	Goodyear, AZ IDA Water & Sewer (Litchfield Park Service Company)	6.750	10/01/2031	05/08/2028	B	1,363,711
2,815,000	Greater AZ Devel. Authority (Santa Cruz County Jail)[1]	5.250	08/01/2031	08/01/2018	A	2,924,278
1,215,000	Hassayampa, AZ Community Facilities District (Hassayampa Village Community)	7.750	07/01/2021	12/17/2013	A	1,240,479
1,365,000	Litchfield Park, AZ Community Facility District	6.375	07/15/2026	07/15/2013	A	1,368,740

3	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
Arizona Continued
$190,000	Maricopa County, AZ IDA (Christian Care Mesa II)	6.000%	01/01/2014	10/03/2013	B	$188,415
1,095,000	Maricopa County, AZ IDA (DHlth/BMH/CHSB Obligated Group)[1]	5.250	07/01/2032	07/01/2017	A	1,143,782
3,500,000	Maricopa County, AZ IDA (DHlth/CHSB Obligated Group)[1]	5.500	07/01/2026	07/01/2014	A	3,639,580
55,000	Maricopa County, AZ IDA (Phoenix West Prison)[1]	5.000	07/01/2016	11/19/2013	A	55,608
7,000,000	Maricopa County, AZ Pollution Control Corp. (Public Service Company of New Mexico)[1]	5.200	06/01/2043	06/01/2020	C	7,805,350
875,000	Phoenix, AZ IDA (Gourmet Boutique West)	5.500	11/01/2017	11/01/2017		711,655
8,500,000	Pima County, AZ IDA (Arizona Charter School)	5.375	07/01/2031	07/01/2023	A	8,634,810
10,350,000	Pima County, AZ IDA (Tucson Electric Power Company)[1]	5.750	09/01/2029	01/12/2015	A	10,653,462
2,270,000	Pima County, AZ IDA Water & Wastewater (Global Water Resources)	5.450	12/01/2017	01/11/2016	B	2,302,189
5,115,000	Scottsdale, AZ IDA (SHH/SHC/SHRC/SCIC Obligated Group)[1]	5.250	09/01/2030	09/01/2013	A	5,119,143
500,000	Tucson, AZ Airport Authority[1]	5.350	06/01/2031	07/28/2013	A	501,365
260,000	Tucson, AZ IDA (Joint Single Family Mtg.)[1]	5.250	07/01/2038	07/01/2014	A	263,887
1,750,000	Verrado, AZ Community Facilities District No. 1	6.500	07/15/2027	07/03/2023	B	1,749,930
1,650,000	Yavapai County, AZ IDA (Yavapai Regional Medical Center)	6.000	08/01/2033	08/01/2013	A	1,650,429

						96,291,776
Arkansas–0.0%
10,000	AR Devel. Finance Authority (Biosciences Institute College)[1]	5.125	12/01/2028	10/28/2013	A	10,000

4	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
Arkansas Continued
$165,000	AR Devel. Finance Authority (Madison Industrial Devel./Community Living Obligated Group)[1]	5.800%	12/01/2020	07/28/2013	A	$165,356
200,000	AR Devel. Finance Authority (Single Family Mtg.)[1]	5.625	01/01/2035	01/01/2016	A	209,186

						384,542
California–16.7%
2,500,000	Alameda, CA Corridor Transportation Authority[1]	5.400	10/01/2024	10/01/2017	A	2,693,425
1,300,000	Alameda, CA Corridor Transportation Authority[1]	5.450	10/01/2025	10/01/2017	A	1,396,746
3,000,000	Antelope Valley, CA Healthcare District[1]	5.200	01/01/2020	07/28/2013	A	3,007,020
4,350,000	Antelope Valley, CA Healthcare District	5.250	09/01/2017	09/01/2017		4,339,212
3,160,000	Antelope Valley, CA Union High School District[1]	5.000	08/01/2023	08/01/2022	A	3,615,609
3,440,000	Antelope Valley, CA Union High School District[1]	5.000	08/01/2024	08/01/2022	A	3,867,730
3,735,000	Antelope Valley, CA Union High School District[1]	5.000	08/01/2025	08/01/2022	A	4,154,627
6,055,000	Antelope Valley, CA Union High School District[1]	5.000	08/01/2026	08/01/2022	A	6,652,144
4,180,000	Antioch, CA Public Financing Authority[1]	5.625	01/01/2022	07/28/2013	A	4,239,858
3,000,000	Antioch, CA Public Financing Authority[1]	5.625	01/01/2027	07/28/2013	A	3,042,960
2,365,000	Apple Valley, CA Public Financing Authority (Town Hall Annex)[1]	5.000	09/01/2027	09/01/2017	A	2,470,077
1,215,000	Berkeley, CA Joint Powers Financing Authority[1]	5.000	10/01/2023	10/01/2022	A	1,364,639
425,000	CA Communities Transportation Revenue COP[1]	5.000	06/01/2020	06/01/2020		474,219

5	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
California Continued
$145,000	CA Communities Transportation Revenue COP[1]	5.000%	06/01/2021	06/01/2021		$161,015
470,000	CA Communities Transportation Revenue COP[1]	5.000	06/01/2022	06/01/2022		519,806
290,000	CA County Tobacco Securitization Agency (TASC)[1]	5.000	06/01/2026	11/09/2016	B	278,644
12,520,000	CA County Tobacco Securitization Agency (TASC)[1]	5.250	06/01/2021	07/30/2017	B	12,379,776
8,570,000	CA County Tobacco Securitization Agency (TASC)[1]	5.450	06/01/2028	09/14/2024	B	8,028,805
1,875,000	CA County Tobacco Securitization Agency (TASC)[1]	5.500	06/01/2033	07/28/2013	A	1,882,219
3,095,000	CA County Tobacco Securitization Agency (TASC)[1]	5.600	06/01/2036	01/23/2030	B	2,765,166
1,545,000	CA County Tobacco Securitization Agency (TASC)[1]	5.625	06/01/2023	07/28/2013	A	1,549,357
3,000,000	CA County Tobacco Securitization Agency (TASC)[1]	5.650	06/01/2041	07/16/2034	B	2,570,880
4,710,000	CA County Tobacco Securitization Agency (TASC)	5.750	06/01/2029	07/28/2013	A	4,839,195
9,000,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875	06/01/2027	07/28/2013	A	9,000,450
2,505,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875	06/01/2043	11/28/2013	A	2,504,950
3,165,000	CA County Tobacco Securitization Agency (TASC)[1]	6.000	06/01/2029	11/28/2013	A	3,164,715
135,000	CA County Tobacco Securitization Agency (TASC)[1]	6.000	06/01/2042	10/28/2013	A	134,999
9,475,000	CA Dept. of Veterans Affairs Home Purchase[1]	4.900	12/01/2022	12/01/2016	A	9,967,890
6,955,000	CA GO1	5.000	02/01/2025	02/01/2022	A	7,751,278
7,975,000	CA GO1	5.000	02/01/2026	02/01/2022	A	8,751,207

6	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
California Continued
$27,000,000	CA GO1	5.000%	10/01/2029	04/01/2018	A	$28,420,740
10,430,000	CA GO1	5.250	10/01/2026	10/01/2021	A	11,543,403
2,360,000	CA GO1	5.375	06/01/2026	12/01/2013	A	2,404,344
3,620,000	CA GO1	6.500	04/01/2033	04/01/2019	A	4,342,480
4,200,000	CA Golden State Tobacco Securitization Corp. (TASC)[1]	4.500	06/01/2027	09/08/2018	B	3,950,772
2,500,000	CA Golden State Tobacco Securitization Corp. (TASC)[1]	5.000	06/01/2033	08/19/2028	B	2,121,325
5,765,000	CA Health Facilities Financing Authority (CHW)[1]	5.250	03/01/2024	03/01/2016	A	6,191,495
1,890,000	CA Health Facilities Financing Authority (Northern California Presbyterian Homes & Services)[1]	5.125	07/01/2018	07/24/2013	A	1,892,608
200,000	CA Health Facilities Financing Authority (Pomona Valley Hospital Medical Center)	5.750	07/01/2015	07/19/2013	A	200,536
1,450,000	CA Health Facilities Financing Authority (Scripps Health)[1]	5.000	11/15/2026	11/15/2021	A	1,572,076
50,000,000	CA Health Facilities Financing Authority (Stanford Hospital)[2]	5.750	11/15/2031	11/15/2031		55,005,500
540,000	CA HFA (Home Mtg.)[1]	4.100	02/01/2015	02/01/2015		550,967
150,000	CA HFA (Home Mtg.)[1]	4.125	02/01/2015	02/01/2015		152,636
780,000	CA HFA (Home Mtg.)[1]	4.150	02/01/2016	02/01/2016		800,483
175,000	CA HFA (Home Mtg.)[1]	4.300	02/01/2016	02/01/2016		181,795
415,000	CA HFA (Home Mtg.)[1]	4.350	08/01/2017	02/01/2017	A	424,288
2,970,000	CA HFA (Home Mtg.)[1]	4.550	08/01/2021	02/01/2016	A	2,979,237
340,000	CA HFA (Home Mtg.)[1]	4.550	08/01/2021	02/01/2016	A	341,057
1,180,000	CA HFA (Home Mtg.)[1]	4.625	02/01/2016	02/01/2016		1,214,444
2,000,000	CA HFA (Home Mtg.)[1]	4.625	08/01/2016	08/01/2016		2,090,600
5,145,000	CA HFA (Home Mtg.)[1]	4.625	08/01/2026	05/14/2024	B	4,908,690

7	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
California Continued
$65,000	CA HFA (Home Mtg.)[1]	4.650%	08/01/2022	07/27/2020	B	$64,902
4,135,000	CA HFA (Home Mtg.)[1]	4.700	08/01/2026	05/06/2024	B	4,034,520
19,770,000	CA HFA (Home Mtg.)[1]	4.950	08/01/2023	02/01/2017	A	19,898,307
8,000,000	CA HFA (Home Mtg.)[1]	4.950	08/01/2026	02/01/2016	A	8,090,720
8,785,000	CA HFA (Home Mtg.)[1]	5.000	02/01/2042	10/07/2014	A	9,144,482
1,410,000	CA HFA (Home Mtg.)[1]	5.300	08/01/2023	08/01/2017	A	1,438,468
3,000,000	CA HFA (Home Mtg.)[1]	5.450	08/01/2028	08/01/2017	A	3,066,150
50,000	CA HFA (Home Mtg.)[1]	5.450	08/01/2033	05/17/2031	B	48,513
715,000	CA HFA (Home Mtg.)	5.500	02/01/2042	02/01/2016	A	720,463
9,915,000	CA HFA (Home Mtg.)[1]	5.500	08/01/2042	09/01/2013	A	10,339,461
115,000	CA HFA (Multifamily Hsg.)[1]	5.950	08/01/2028	07/28/2013	A	115,058
2,855,000	CA HFA (Multifamily Hsg.)[1]	6.000	02/01/2038	07/28/2013	A	2,934,740
4,845,000	CA HFA (Multifamily Hsg.), Series A1	5.200	08/01/2022	07/28/2013	A	4,907,937
12,990,000	CA HFA (Multifamily Hsg.), Series B1	5.400	08/01/2028	07/28/2013	A	13,345,536
2,000,000	CA HFA, Series A1	4.850	08/01/2026	08/01/2015	A	2,006,660
285,000	CA HFA, Series B1	4.800	02/01/2023	11/03/2021	B	276,461
1,495,000	CA HFA, Series C1	5.750	08/01/2030	08/01/2014	A	1,563,322
14,205,000	CA Public Works[1]	5.000	04/01/2025	04/01/2022	A	15,575,072
13,000,000	CA Public Works[1]	5.000	04/01/2026	04/01/2022	A	14,096,810
10,065,000	CA Public Works[1]	5.375	03/01/2023	03/01/2020	A	11,730,456
3,000,000	CA Public Works[1]	5.375	03/01/2024	03/01/2020	A	3,453,780
1,385,000	CA Public Works[1]	6.625	11/01/2034	05/02/2019	A	1,418,822
4,165,000	CA Public Works (California State Prisons)[1]	5.250	10/01/2022	10/01/2021	A	4,788,292
4,000,000	CA Public Works (California State Prisons)[1]	5.250	10/01/2023	10/01/2021	A	4,531,800

8	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
California Continued
$2,870,000	CA Public Works (California State Prisons)[1]	5.250%	10/01/2025	10/01/2021	A	$3,179,587
8,420,000	CA Public Works (Dept. of Corrections & Rehabilitations)[1]	5.000	06/01/2027	06/01/2022	A	9,037,270
4,500,000	CA Public Works (Dept. of General Services)[1]	5.000	12/01/2027	07/28/2013	A	4,510,125
25,000	CA Public Works (Dept. of General Services)[1]	5.250	03/01/2015	07/28/2013	A	25,095
1,500,000	CA Public Works (Dept. of General Services)[1]	6.125	04/01/2028	04/01/2019	A	1,741,815
625,000	CA Public Works (Judicial Council)[1]	5.000	03/01/2025	03/01/2023	A	690,731
625,000	CA Public Works (Judicial Council)[1]	5.000	03/01/2026	03/01/2023	A	682,394
7,000,000	CA Public Works (Judicial Council)[1]	5.250	12/01/2025	12/01/2021	A	7,764,750
2,000,000	CA Public Works (Judicial Council)[1]	5.250	12/01/2026	12/01/2021	A	2,197,000
7,800,000	CA Public Works (Various Capital Projects)[1]	5.000	04/01/2024	04/01/2022	A	8,649,264
3,075,000	CA Public Works (Various Capital Projects)[1]	5.000	04/01/2027	04/01/2022	A	3,297,200
3,000,000	CA Public Works (Various Capital Projects)[1]	5.250	10/01/2022	10/01/2021	A	3,448,950
3,055,000	CA Public Works (Various Capital Projects)[1]	5.250	10/01/2024	10/01/2021	A	3,419,675
3,280,000	CA Public Works (Various Capital Projects)[1]	5.250	10/01/2025	10/01/2021	A	3,633,814
4,370,000	CA Public Works (Various Capital Projects)[1]	5.250	10/01/2026	10/01/2021	A	4,794,152
70,000	CA Public Works (Various Community Colleges)[1]	5.200	09/01/2017	07/28/2013	A	70,248
600,000	CA Public Works (Various Community Colleges)[1]	5.750	10/01/2030	10/01/2019	A	663,528
2,340,000	CA Statewide CDA (Bakersfield Reassessment District)[1]	5.000	09/02/2022	07/03/2020	B	2,494,978

9	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
California Continued
$270,000	CA Statewide Financing Authority Tobacco Settlement (TASC)	5.625%	05/01/2029	07/24/2016	B	$266,085
10,000	CA Veterans GO, Series BZ1	5.350	12/01/2021	07/28/2013	A	10,013
220,000	Carson, CA Public Financing Authority (Remediation)[1]	6.500	10/01/2036	10/01/2019	A	245,016
350,000	Chico, CA Public Financing Authority[1]	5.000	04/01/2019	07/28/2013	A	350,795
3,000,000	Chula Vista, CA Industrial Devel. (San Diego Gas & Electric Company)[1]	5.000	12/01/2027	12/01/2017	A	3,090,780
2,000,000	Chula Vista, CA Industrial Devel. (San Diego Gas & Electric Company)[1]	5.000	12/01/2027	12/01/2017	A	2,060,520
3,165,000	Clovis, CA Public Financing Authority[1]	5.000	03/01/2027	07/28/2013	A	3,240,644
430,000	Compton, CA Community College District[1]	5.000	07/01/2018	07/01/2018		473,615
1,435,000	Compton, CA Community College District[1]	5.000	07/01/2019	07/01/2019		1,578,084
500,000	Contra Costa County, CA Public Financing Authority (Pleasant Hill Bart)[1]	5.125	08/01/2019	09/05/2017	B	472,360
2,685,000	Corona, CA COP (Clearwater Cogeneration)[1]	5.000	09/01/2031	09/01/2013	A	2,719,449
2,295,000	Corona, CA Redevel. Agency Tax Allocation[1]	5.000	09/01/2023	09/01/2014	A	2,373,994
3,865,000	Delano, CA Financing Authority (Police Station)[1]	5.000	12/01/2025	12/01/2020	A	4,183,515
5,985,000	El Centro, CA Financing Authority (El Centro Redevel.)[1]	6.000	11/01/2021	12/06/2017	A	6,871,738
8,000,000	El Dorado, CA Irrigation District COP[1]	5.750	08/01/2039	08/01/2014	A	8,322,640
40,000	El Paso De Robles, CA Redevel. Agency (Paso Robles Redevel.)	4.800	07/01/2014	07/28/2013	A	40,026
2,000,000	Elk Grove, CA Unified School District Special Tax	6.500	12/01/2024	03/03/2022	B	2,320,160
2,245,000	Fontana, CA Public Financing Authority (North Fontana Redevel.)[1]	5.000	10/01/2022	10/01/2015	A	2,374,761

10	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

Principal Amount		Coupon		Maturity	Effective Maturity**		Value
California Continued
$2,500,000	Fontana, CA Public Financing Authority (North Fontana Redevel.)[1]	5.500%		09/01/2032	07/28/2013	A	$2,535,100
8,000,000	Fontana, CA Special Tax Community Facilities District No. 2-A1	5.250		09/01/2017	09/01/2013	A	8,037,520
150,000	Foothill, CA Eastern Transportation Corridor Agency Toll Road	5.483	[3]	01/15/2017	01/15/2017		122,613
2,000,000	Foothill, CA Eastern Transportation Corridor Agency Toll Road[1]	5.850		01/15/2023	01/15/2014	A	2,031,080
5,300,000	Foothill, CA Eastern Transportation Corridor Agency Toll Road[1]	5.875		01/15/2026	01/15/2014	A	5,374,412
750,000	Foothill, CA Eastern Transportation Corridor Agency Toll Road[1]	5.875		01/15/2026	01/15/2014	A	760,733
490,000	Foothill, CA Eastern Transportation Corridor Agency Toll Road[1]	5.875		01/15/2027	01/15/2014	A	496,615
9,000,000	Fresno, CA Airport[1]	5.800		07/01/2030	07/28/2013	A	9,029,070
315,000	Fresno, CA Joint Powers Financing Authority[1]	5.500		06/01/2015	07/28/2013	A	316,317
125,000	Fresno, CA Joint Powers Financing Authority (Exhibit Hall Expansion)[1]	4.750		09/01/2018	10/05/2016	B	124,794
4,790,000	Fullerton, CA Public Financing Authority[1]	5.000		09/01/2022	09/01/2015	A	5,057,617
4,785,000	Fullerton, CA Public Financing Authority[1]	5.000		09/01/2023	09/01/2015	A	5,052,338
2,000,000	Glendale, CA Redevel. Agency Tax Allocation[1]	5.500		12/01/2024	12/01/2016	A	2,050,100
2,750,000	Huntington Park, CA Public Financing Authority[1]	5.000		09/01/2022	09/01/2014	A	2,907,245
20,000	Lake Elsinore, CA Unified School District COP[1]	4.750		02/01/2020	07/28/2013	A	20,013

11	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
California Continued
$25,000	Lathrop, CA Improvement Bond Act 1915 (Mossdale Village Assessment District 03-1)	5.800%	09/02/2018	03/02/2014	A	$25,387
1,000,000	Los Angeles County, CA Public Works Financing Authority[1]	5.000	09/01/2024	09/01/2016	A	1,042,810
1,000,000	Los Angeles County, CA Public Works Financing Authority (Multiple Capital)[1]	5.000	08/01/2023	08/01/2022	A	1,141,990
1,000,000	Los Angeles County, CA Public Works Financing Authority (Multiple Capital)[1]	5.000	08/01/2024	08/01/2022	A	1,127,810
1,250,000	Los Angeles County, CA Public Works Financing Authority (Multiple Capital)[1]	5.000	08/01/2025	08/01/2022	A	1,391,725
1,500,000	Los Angeles County, CA Public Works Financing Authority (Multiple Capital)[1]	5.000	08/01/2026	08/01/2022	A	1,651,365
1,000,000	Los Angeles County, CA Public Works Financing Authority (Multiple Capital)[1]	5.000	08/01/2027	08/01/2022	A	1,082,560
3,140,000	Los Angeles, CA Community Redevel. Agency (Bunker Hill)[1]	5.000	12/01/2021	12/01/2014	A	3,302,966
1,930,000	Los Angeles, CA Dept. of Airports (Ontario International Airport)[1]	5.000	05/15/2023	05/15/2016	A	2,060,449
3,960,000	Los Angeles, CA Multifamily Hsg. (Los Angeles Colorado Terrace)	5.200	11/20/2032	07/28/2013	A	4,082,839
7,060,000	Los Angeles, CA Municipal Improvement Corp.[1]	5.000	03/01/2022	03/01/2022		8,009,217
175,000	Los Angeles, CA Parking System[1]	5.250	05/01/2020	11/01/2013	A	177,296
50,000,000	Los Angeles, CA Regional Airports Improvement Corp. (American Airlines)	7.500	12/01/2024	11/20/2014	A	50,272,000
100,000	Los Angeles, CA State Building Authority	5.300	10/01/2014	07/28/2013	A	100,409

12	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
California Continued
$6,750,000	Los Angeles, CA Unified School District COP[1]	5.000%	10/01/2024	10/01/2022	A	$7,437,758
7,905,000	Los Angeles, CA Unified School District COP[1]	5.000	10/01/2026	10/01/2022	A	8,523,882
8,300,000	Los Angeles, CA Unified School District COP[1]	5.000	10/01/2027	10/01/2022	A	8,880,087
2,000,000	Los Angeles, CA Unified School District COP (Headquarters Building)[1]	5.000	10/01/2022	10/01/2022		2,289,420
7,795,000	Los Angeles, CA Unified School District COP (Headquarters Building)[1]	5.000	10/01/2023	10/01/2022	A	8,837,737
155,000	Maywood, CA Public Financing Authority	7.000	09/01/2028	09/25/2024	B	150,893
3,820,000	Montclair, CA Redevel. Agency Tax Allocation[1]	5.300	10/01/2030	07/28/2013	A	3,823,132
8,715,000	Montebello, CA COP[1]	5.375	11/01/2026	07/28/2013	A	8,722,669
1,000,000	Moreno Valley, CA Unified School District Community Facilities District Special Tax No. 2003-2	5.950	09/01/2034	09/01/2013	A	1,009,490
2,065,000	Mountain House, CA Public Financing Authority Utility System[1]	5.000	12/01/2032	12/01/2017	A	2,139,443
4,425,000	Mountain House, CA Public Financing Authority Utility System[1]	5.200	12/01/2032	08/08/2017	A	4,620,010
3,955,000	North City, CA West School Facilities Financing Authority Special Tax[1]	5.000	09/01/2020	09/01/2020		4,496,598
4,155,000	North City, CA West School Facilities Financing Authority Special Tax[1]	5.000	09/01/2021	09/01/2021		4,691,161
2,360,000	North City, CA West School Facilities Financing Authority Special Tax[1]	5.000	09/01/2022	09/01/2022		2,643,483

13	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

Principal Amount		Coupon		Maturity	Effective Maturity**		Value
California Continued
$4,545,000	North City, CA West School Facilities Financing Authority Special Tax[1]	5.000%		09/01/2023	09/01/2022	A	$5,028,179
1,080,000	North City, CA West School Facilities Financing Authority Special Tax[1]	5.000		09/01/2024	09/01/2022	A	1,183,626
1,080,000	North City, CA West School Facilities Financing Authority Special Tax[1]	5.000		09/01/2025	09/01/2022	A	1,174,597
605,000	North City, CA West School Facilities Financing Authority Special Tax[1]	5.000		09/01/2026	09/01/2022	A	653,140
1,185,000	North City, CA West School Facilities Financing Authority Special Tax[1]	5.000		09/01/2027	09/01/2022	A	1,267,358
11,950,000	Northern CA Gas Authority[1]	0.640	[4]	07/01/2013	07/01/2013		11,949,761
45,600,000	Northern CA Gas Authority[1]	0.790	[4]	07/01/2017	07/01/2014	A	44,214,672
9,840,000	Northern CA Tobacco Securitization Authority (TASC)[1]	5.375		06/01/2038	07/06/2030	B	8,322,278
1,310,000	Northern, CA Inyo County Local Hospital District[1]	6.000		12/01/2021	05/26/2019	A	1,440,542
250,000	Oakland, CA Building Authority (Elihu M Harris)	5.000		04/01/2017	07/28/2013	A	250,448
5,455,000	Oakland, CA Unified School District[1]	5.000		08/01/2025	08/01/2015	A	5,509,114
9,275,000	Oakland, CA Unified School District[1]	5.250		08/01/2024	07/28/2013	A	9,304,680
1,000,000	Oakland, CA Unified School District	5.500		08/01/2032	08/01/2022	A	1,016,390
1,515,000	Ontario, CA Improvement Bond Act 1915 Assessment District No. 108	7.500		09/02/2020	09/02/2013	A	1,531,468
2,935,000	Orange, CA Redevel. Agency Tax Allocation[1]	4.800		09/01/2023	09/01/2013	A	2,952,757
2,680,000	Oroville, CA Public Financing Authority[1]	5.000		09/15/2030	07/28/2013	A	2,700,046

14	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
California Continued
$1,550,000	Oxnard, CA Financing Authority Wastewater (Redwood Trunk Sewer & Headworks)[1]	5.000%	06/01/2022	06/01/2014	A	$1,604,948
1,275,000	Pacifica, CA COP[1]	5.000	01/01/2022	01/01/2016	A	1,372,410
100,000	Palm Springs, CA Financing Authority (Palm Springs Regional Airport)[1]	5.500	01/01/2028	07/28/2013	A	100,288
235,000	Palmdale, CA Civic Authority (Park Improvement & Avenue S Construction)[1]	5.000	09/01/2032	09/01/2014	A	235,369
4,550,000	Palomar Pomerado, CA Health Care District COP	6.750	11/01/2039	11/01/2019	A	4,879,511
1,500,000	Paramount, CA Redevel. Agency Tax Allocation[1]	5.000	08/01/2023	08/01/2013	A	1,504,650
125,000	Perris, CA Public Financing Authority (Central North)[1]	6.750	10/01/2035	10/01/2018	A	138,769
3,200,000	Pittsburgh, CA Redevel. Agency Tax Allocation (Los Medanos Community Devel.)[1]	5.000	08/01/2021	08/01/2013	A	3,201,824
940,000	Rancho Cucamonga, CA Public Finance Authority	5.000	09/01/2024	03/01/2022	A	966,583
2,000,000	Redding, CA Redevel. Agency Tax Allocation (Canby-Hilltop-Cyprus Redevel.)[1]	5.000	09/01/2022	09/01/2013	A	2,012,920
335,000	Riverside County, CA Public Financing Authority COP	5.750	05/15/2019	01/13/2017	B	209,636
1,035,000	Riverside County, CA Redevel. Agency[1]	4.500	08/01/2023	08/01/2014	A	1,040,113
205,000	Riverside County, CA Redevel. Agency (215 Corridor Redevel.)[1]	6.500	12/01/2021	05/06/2018	B	225,022
3,710,000	Riverside, CA Public Financing Authority[1]	5.000	11/01/2023	11/01/2022	A	4,045,941
50,000	Rocklin, CA Unified School District Community District No. 1[1]	4.625	09/01/2018	07/28/2013	A	50,059

15	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
California Continued
$2,000,000	Rowland, CA Unified School District[1]	5.000%	08/01/2028	08/01/2013	A	$2,006,020
5,785,000	Sacramento County, CA COP[1]	5.000	02/01/2031	02/01/2016	A	5,797,264
5,395,000	Sacramento County, CA COP (Juvenile Courthouse)[1]	5.000	12/01/2034	12/01/2013	A	5,467,401
25,000	Sacramento County, CA COP (Public Facilities)[1]	4.400	06/01/2019	07/28/2013	A	25,079
1,370,000	Sacramento County, CA Hsg. Authority (Verandas Apartments Senior Community)[1]	5.700	03/01/2034	07/28/2013	A	1,371,521
6,050,000	Sacramento, CA City Financing Authority (California EPA Building)[1]	5.250	05/01/2019	07/28/2013	A	6,063,552
3,850,000	Sacramento, CA City Unified School District[1]	5.250	07/01/2023	07/01/2022	A	4,434,238
4,045,000	Sacramento, CA City Unified School District[1]	5.250	07/01/2024	07/01/2022	A	4,584,603
150,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2017	10/01/2017		168,120
50,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2018	10/01/2018		55,982
25,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2019	10/01/2019		28,053
600,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2020	10/01/2020		670,644
10,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2020	10/01/2020		11,177
1,000,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2021	10/01/2021		1,112,130
225,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2021	10/01/2021		250,229
125,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2022	10/01/2022		137,560

16	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
California Continued
$6,750,000	San Diego, CA Convention Center Expansion Financing Authority[1]	5.000%	04/15/2026	04/15/2022	A	$7,183,485
425,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	6.125	01/01/2027	07/28/2013	A	426,445
530,000	San Joaquin Hills, CA Transportation Corridor Agency[1]	5.250	01/15/2030	01/15/2030		529,984
4,000,000	San Jose, CA Airport[1]	5.125	03/01/2020	03/01/2014	A	4,107,280
500,000	San Jose, CA Redevel. Agency[1]	5.000	08/01/2026	08/01/2026		486,405
2,450,000	San Marcos, CA Public Facilities Authority[1]	5.000	08/01/2026	08/01/2013	A	2,457,840
1,760,000	San Marcos, CA Public Facilities Authority[1]	5.000	09/01/2030	09/01/2017	A	1,820,790
120,000	Santa Ana, CA COP (City Hall Expansion)[1]	4.700	01/01/2028	07/28/2013	A	120,058
200,000	Saugus, CA Union School District Special Tax	4.250	09/01/2022	09/01/2022		198,714
185,000	Saugus, CA Union School District Special Tax	4.375	09/01/2023	09/01/2023		183,082
125,000	Saugus, CA Union School District Special Tax	4.500	09/01/2024	09/01/2024		121,778
100,000	Saugus, CA Union School District Special Tax	4.625	09/01/2025	09/01/2025		96,737
500,000	South Bayside, CA Waste Management Authority (Shoreway Environmental)[1]	6.250	09/01/2029	09/01/2019	A	550,355
1,570,000	South Gate, CA Utility Authority[1]	5.250	10/01/2023	10/01/2022	A	1,759,201
1,655,000	South Gate, CA Utility Authority[1]	5.250	10/01/2024	10/01/2022	A	1,823,065
1,740,000	South Gate, CA Utility Authority[1]	5.250	10/01/2025	10/01/2022	A	1,893,799
1,330,000	South Gate, CA Utility Authority[1]	5.250	10/01/2026	10/01/2022	A	1,429,777
17,120,000	Southern CA Tobacco Securitization Authority[1]	4.750	06/01/2025	04/13/2016	B	17,042,275

17	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

Principal Amount		Coupon		Maturity	Effective Maturity**		Value
California Continued
$110,000	Stockton, CA Public Financing Authority (Parking & Capital Projects)[1]	5.375%		09/01/2021	09/01/2021		$107,891
1,105,000	Tejon Ranch, CA Public Facilities Finance Authority Special Tax	5.000		09/01/2022	09/01/2022		1,170,803
1,000,000	Tejon Ranch, CA Public Facilities Finance Authority Special Tax	5.250		09/01/2023	09/01/2022	A	1,064,310
1,075,000	Tejon Ranch, CA Public Facilities Finance Authority Special Tax	5.250		09/01/2024	09/01/2022	A	1,126,751
1,310,000	Tejon Ranch, CA Public Facilities Finance Authority Special Tax	5.250		09/01/2025	09/01/2022	A	1,352,261
1,445,000	Upland, CA Community Redevel. Agency[1]	4.750		09/01/2023	09/01/2013	A	1,456,300
6,615,000	Val Verde, CA Unified School District[1]	5.500		08/01/2033	08/01/2018	A	7,352,903
3,500,000	Vernon, CA Electric System[1]	5.125		08/01/2021	09/04/2018	A	3,819,690
1,000,000	Washington Township, CA Health Care District[1]	5.250		07/01/2029	07/28/2013	A	1,001,400
3,200,000	West Covina, CA Public Financing Authority (Big League Dreams)[1]	5.000		06/01/2030	06/01/2016	A	3,275,872
900,000	Westlands, CA Water District[1]	5.000		09/01/2026	09/01/2022	A	986,121
900,000	Westlands, CA Water District[1]	5.000		09/01/2027	09/01/2022	A	976,896
880,000	Yucaipa, CA Special Tax Community Facilities District No. 98-1[1]	5.000		09/01/2025	09/01/2021	A	909,154

							894,495,844
Colorado–0.8%
6,315,000	CO E-470 Public Highway Authority	4.282	[3]	09/01/2022	09/01/2022		4,199,286
1,360,000	CO E-470 Public Highway Authority	4.600	[3]	09/01/2023	09/01/2023		852,788
3,580,000	CO E-470 Public Highway Authority[1]	5.500		09/01/2024	09/01/2015	A	3,806,757
7,675,000	CO E-470 Public Highway Authority[1]	5.500		09/01/2024	09/01/2015	A	8,161,135
3,770,000	CO E-470 Public Highway Authority[1]	5.500		09/01/2024	09/01/2015	A	4,008,792
1,975,000	CO E-470 Public Highway Authority[1]	5.500		09/01/2024	09/01/2015	A	2,100,097

18	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
Colorado Continued
$2,190,000	CO Health Facilities Authority (Evangelical Lutheran Good Samaritan Society)[1]	5.000%	12/01/2025	06/01/2022	A	$2,269,147
2,000,000	CO Health Facilities Authority (Valley View Hospital Association)[1]	5.500	05/15/2028	05/08/2018	A	2,050,980
20,000	CO Hsg. & Finance Authority (Heatherwood Apartments)[1]	5.450	10/01/2029	07/05/2013	A	20,019
10,000	CO Hsg. & Finance Authority (Multifamily)[1]	5.450	10/01/2028	07/05/2013	A	10,010
5,000	CO Hsg. & Finance Authority (Multifamily)[1]	5.700	10/01/2021	07/05/2013	A	5,005
15,000	CO Hsg. & Finance Authority (Multifamily)[1]	5.750	10/01/2039	07/05/2013	A	15,015
285,000	CO Hsg. & Finance Authority (Single Family)[1]	5.900	08/01/2023	04/15/2015	A	297,392
5,000	CO Hsg. & Finance Authority (Single Family)[1]	6.300	08/01/2016	03/24/2015	B	5,197
90,000	CO Hsg. & Finance Authority (Single Family)[1]	6.450	04/01/2030	04/01/2016	A	91,879
360,000	CO Hsg. & Finance Authority (Single Family)[1]	6.900	04/01/2029	04/01/2014	A	366,109
3,900,000	CO Regional Transportation District (Denver Transportation Partners)	6.000	01/15/2034	07/15/2020	A	4,249,830
1,410,000	Denver, CO City & County Airport[1]	5.000	11/15/2023	11/15/2022	A	1,560,306
1,750,000	Denver, CO City & County Airport[1]	5.000	11/15/2026	11/15/2022	A	1,869,455
265,000	Denver, CO City & County Airport[1]	6.125	11/15/2025	07/28/2013	A	266,253
140,000	Eagle County, CO Airport Terminal Corp.	5.050	05/01/2015	08/27/2014	B	143,706
1,760,000	Fremont County, CO COP[1]	5.250	12/15/2022	12/15/2013	A	1,788,688

19	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
Colorado Continued
$3,000,000	Park Creek, CO Metropolitan District	5.250%	12/01/2025	12/01/2015	A	$3,119,820

						41,257,666
Connecticut–0.3%
235,000	CT H&EFA (DKH/CHHC/HNE Obligated Group)[1]	5.375	07/01/2026	07/08/2013	A	235,327
335,000	CT H&EFA (HSC/HSC Community Services/Foundation of Special Care Obligated Group)[1]	5.250	07/01/2027	07/01/2017	A	336,739
245,000	CT H&EFA (William W Backus Hospital)	5.000	07/01/2017	07/23/2013	A	245,527
5,025,000	CT HFA[1]	4.300	11/15/2020	11/15/2013	A	5,108,264
3,245,000	CT HFA[1]	4.600	11/15/2025	11/15/2013	A	3,308,991
7,695,000	CT HFA[1]	4.800	11/15/2030	11/15/2013	A	7,854,979
85,000	CT Special Obligation Parking (Bradley International Airport Parking Company)[1]	6.500	07/01/2018	07/24/2013	A	85,264
70,000	Eastern CT Res Rec (Wheelabrator Lisbon)[1]	5.500	01/01/2014	07/28/2013	A	70,083
1,210,000	Eastern CT Res Rec (Wheelabrator Lisbon)[1]	5.500	01/01/2020	07/28/2013	A	1,211,440
15,000	Sprague, CT GO1	5.375	09/01/2020	07/28/2013	A	15,038

						18,471,652
Delaware–0.0%
70,000	DE Health Facilities Authority (Catholic Health East)[1]	5.125	11/15/2024	11/15/2013	A	71,196
District of Columbia–1.9%
200,000	District of Columbia (James F. Oyster Elementary School)	6.450	11/01/2034	11/16/2033	B	187,670
2,915,000	District of Columbia (United Negro College Fund)[1]	6.875	07/01/2040	07/01/2020	A	3,336,596
13,595,000	District of Columbia National Public Radio[1]	5.000	04/01/2034	04/01/2023	A	14,213,573
3,700,000	District of Columbia Student Dorm (Provident Group-Howard Properties)[1]	5.000	10/01/2030	09/12/2027	B	3,603,726

20	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
District of Columbia Continued
$100,000	District of Columbia Tax Increment (Mandarin Oriental Hotel)	5.250%	07/01/2022	07/28/2013	A	$100,378
8,125,000	District of Columbia Tobacco Settlement Financing Corp.[1]	6.250	05/15/2024	07/28/2013	A	8,205,844
43,500,000	District of Columbia Tobacco Settlement Financing Corp.[1]	6.500	05/15/2033	05/22/2020	B	47,604,225
23,810,000	District of Columbia Tobacco Settlement Financing Corp.[1,5]	6.750	05/15/2040	07/28/2013	A	24,225,723

						101,477,735
Florida–7.0%
2,615,000	Arborwood, FL Community Devel. District (Centex Homes)	5.250	05/01/2016	05/01/2016		2,514,296
15,000	Baker County, FL Hospital Authority	5.300	12/01/2023	11/04/2019	B	14,344
450,000	Baker County, FL Hospital Authority (Baker County Medical Services)	5.100	12/01/2013	07/28/2013	A	450,414
10,000	Bay County, FL Water System	6.250	09/01/2014	07/28/2013	A	10,049
12,450,000	Brevard County, FL School Board COP[1]	5.000	07/01/2025	07/01/2023	A	13,766,214
11,935,000	Brevard County, FL School Board COP[1]	5.000	07/01/2026	07/01/2023	A	13,060,948
10,000	Broward County, FL Educational Facilities Authority (Nova Southeastern University)[1]	5.500	04/01/2024	04/01/2014	A	10,099
970,000	Broward County, FL Fuel System (Ft. Lauderdale Fuel Facilities)[1]	5.000	04/01/2026	04/01/2023	A	1,025,183
1,545,000	Broward County, FL Fuel System (Ft. Lauderdale Fuel Facilities)[1]	5.000	04/01/2027	04/01/2023	A	1,618,434
810,000	Broward County, FL Fuel System (Ft. Lauderdale Fuel Facilities)[1]	5.000	04/01/2028	04/01/2023	A	840,351

21	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
Florida Continued
$570,000	Broward County, FL Fuel System (Ft. Lauderdale Fuel Facilities)[1]	5.000%	04/01/2029	04/01/2023	A	$586,370
245,000	Broward County, FL HFA	5.400	10/01/2038	04/01/2016	A	248,749
45,000	Broward County, FL HFA (Golden Villas)[1]	6.750	10/01/2045	04/01/2016	A	46,766
20,000	Broward County, FL HFA (Heron Pointe Apartments)[1]	5.650	11/01/2022	07/28/2013	A	20,033
20,000	Broward County, FL HFA (Heron Pointe Apartments)[1]	5.700	11/01/2029	07/28/2013	A	20,021
40,000	Broward County, FL HFA (Stirling Apartments)[1]	5.300	10/01/2023	07/28/2013	A	40,025
105,000	Broward County, FL HFA (Stirling Apartments)[1]	5.650	10/01/2028	07/28/2013	A	105,050
10,000	Broward County, FL HFA (Stirling Apartments)	5.750	04/01/2038	05/04/2036	B	9,895
50,000	Broward County, FL HFA (Venice Homes Apartments)[1]	5.650	01/01/2022	07/28/2013	A	50,074
5,000,000	Broward County, FL School Board[1]	5.000	07/01/2027	07/01/2022	A	5,398,650
2,215,000	Cape Coral, FL Utility Improvement Assessment (Southwest 5 & Surfside Areas)[1]	4.500	09/01/2021	09/01/2017	A	2,319,836
1,945,000	Cape Coral, FL Utility Improvement Assessment (Southwest 5 & Surfside Areas)[1]	4.500	09/01/2022	09/01/2017	A	2,021,633
2,090,000	Cape Coral, FL Utility Improvement Assessment (Southwest 5 & Surfside Areas)[1]	4.500	09/01/2023	09/01/2017	A	2,161,123
1,730,000	Cape Coral, FL Utility Improvement Assessment (Southwest 5 & Surfside Areas)[1]	4.500	09/01/2024	09/01/2017	A	1,773,112
2,535,000	Cape Coral, FL Utility Improvement Assessment (Southwest 5 & Surfside Areas)[1]	4.750	09/01/2025	09/01/2017	A	2,591,961
2,750,000	Cape Coral, FL Utility Improvement Assessment (Southwest 5 & Surfside Areas)[1]	4.750	09/01/2026	09/01/2017	A	2,780,250

22	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
Florida Continued
$30,000	Celebration, FL Community Devel. District[1]	5.000%	05/01/2020	07/28/2013	A	$30,034
25,000	Celebration, FL Community Devel. District[1]	5.000	05/01/2022	07/28/2013	A	25,017
375,000	Collier County, FL HFA (Whistlers Green Apartments)[1]	5.400	12/01/2027	07/28/2013	A	375,398
240,000	Collier County, FL HFA (Whistlers Green Apartments)[1]	5.450	06/01/2039	07/28/2013	A	240,082
650,000	Dade County, FL GO (Seaport)[1]	5.400	10/01/2021	07/28/2013	A	652,262
120,000	Dade County, FL GO (Seaport)[1]	5.450	10/01/2016	07/28/2013	A	120,490
325,000	Dade County, FL GO (Seaport)	5.500	10/01/2026	07/28/2013	A	326,105
1,075,000	Dade County, FL GO (Seaport)[1]	5.750	10/01/2015	07/28/2013	A	1,079,709
70,000	Dade County, FL HFA (Golden Lakes Apartments)	5.900	11/01/2022	07/28/2013	A	70,041
535,000	Dade County, FL HFA (Golden Lakes Apartments)	5.950	11/01/2027	07/28/2013	A	535,043
355,000	Dade County, FL HFA (Golden Lakes Apartments)	6.000	11/01/2032	11/01/2013	A	354,989
770,000	Dade County, FL HFA (Golden Lakes Apartments)	6.050	11/01/2039	11/01/2013	A	769,969
90,000	Dade County, FL HFA (Siesta Pointe Apartments)[1]	5.650	09/01/2017	07/28/2013	A	90,221
130,000	Dade County, FL HFA (Siesta Pointe Apartments)[1]	5.700	09/01/2022	07/28/2013	A	130,222
230,000	Dade County, FL HFA (Siesta Pointe Apartments)[1]	5.750	09/01/2029	07/28/2013	A	230,262
460,000	Dade County, FL Res Rec	5.500	10/01/2013	07/28/2013	A	461,868
1,660,000	Deltona, FL Utility System[1]	5.125	10/01/2027	10/01/2013	A	1,674,757
1,040,000	East Homestead FL Community Devel. District	7.250	05/01/2021	05/01/2021		1,076,660

23	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
Florida Continued
$1,125,000	East Homestead, FL Community Devel. District	4.125%	11/01/2023	08/30/2019	B	$1,049,220
2,000,000	Escambia County, FL Environmental Improvement (International Paper Company)[1]	5.000	08/01/2026	07/28/2013	A	2,000,120
11,965,000	Escambia County, FL Environmental Improvement (International Paper Company)[1]	5.750	11/01/2027	11/01/2013	A	12,011,185
4,825,000	Escambia County, FL Health Facilities Authority	5.950	07/01/2020	08/29/2018	B	5,119,229
30,000	FL Agriculture & Mechanical University[1]	5.300	07/01/2017	07/28/2013	A	30,104
6,675,000	FL Citizens Property Insurance Corp.[1]	5.000	03/01/2014	03/01/2014		6,878,921
8,000,000	FL Citizens Property Insurance Corp.[1]	5.000	06/01/2020	06/01/2020		9,070,240
13,000,000	FL Citizens Property Insurance Corp.[1]	5.000	06/01/2021	06/01/2021		14,662,830
22,575,000	FL Citizens Property Insurance Corp.[1]	5.000	06/01/2022	06/01/2022		25,336,600
15,000	FL Correctional Private Commission (350 Bed Youthful) COP[1]	5.000	08/01/2017	08/01/2013	A	15,062
500,000	FL HEFFA (Nova Educational Facilities)[1]	5.000	04/01/2020	04/01/2020		553,965
1,000,000	FL HEFFA (Nova Educational Facilities)[1]	5.000	04/01/2022	04/01/2022		1,097,240
1,500,000	FL HEFFA (Nova Educational Facilities)[1]	5.000	04/01/2027	04/01/2022	A	1,556,445
150,000	FL HFA	6.300	09/01/2036	07/28/2013	A	150,036
10,000	FL HFA (Brittany of Rosemont)	6.050	07/01/2015	07/23/2013	A	10,011
30,000	FL HFA (Grand Court Apartments)[1]	5.300	08/15/2031	07/28/2013	A	30,025
35,000	FL HFA (Homeowner Mtg.)[1]	5.900	07/01/2029	07/28/2013	A	35,370
40,000	FL HFA (Landings at Sea Forest)	5.850	12/01/2018	07/28/2013	A	40,038

24	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
Florida Continued
$215,000	FL HFA (Landings at Sea Forest)	6.050%	12/01/2036	07/28/2013	A	$215,017
110,000	FL HFA (Spinnaker Cove Apartments)	6.375	07/01/2026	07/28/2013	A	110,043
2,665,000	FL HFA (St. Cloud Village Associates)	5.950	02/01/2030	07/28/2013	A	2,667,345
75,000	FL HFA (Stoddert Arms Apartments)	6.300	09/01/2036	07/28/2013	A	75,015
50,000	FL HFA (Westlake Apartments)[1]	5.300	09/01/2031	07/28/2013	A	50,039
15,000	FL HFA (Windchase Apartments)	5.750	12/01/2017	07/28/2013	A	15,014
60,000	FL HFA (Windchase Apartments)	6.000	06/01/2039	07/28/2013	A	60,000
145,000	FL HFA (Windchase Apartments)	6.000	06/01/2039	12/01/2013	A	144,988
50,000	FL HFA (Windchase Apartments), Series C	5.900	12/01/2027	07/28/2013	A	50,002
15,000	FL HFA (Worthington Apartments)	5.950	12/01/2015	07/28/2013	A	15,017
320,000	FL HFA (Worthington Apartments)	6.050	12/01/2025	07/28/2013	A	320,077
420,000	FL HFA (Worthington Apartments)	6.200	12/01/2035	07/28/2013	A	420,050
15,000	FL HFC (Andrews Place Apartments)[1]	5.000	11/01/2033	11/01/2013	A	15,034
320,000	FL HFC (Brittany of Rosemont)	6.250	07/01/2035	09/09/2029	B	320,013
20,000	FL HFC (Grande Court Apartments)[1]	5.375	02/15/2035	07/28/2013	A	20,015
3,500,000	FL HFC (Hampton Court Apartments)[1]	5.550	09/01/2025	07/28/2013	A	3,584,385
240,000	FL HFC (Hampton Court Apartments)[1]	5.600	03/01/2032	07/28/2013	A	242,304
45,000	FL HFC (Heron Cove Apartments)[1]	5.150	11/01/2023	07/28/2013	A	45,050
10,000	FL HFC (Heron Cove Apartments)[1]	5.150	11/01/2029	07/28/2013	A	10,178
1,150,000	FL HFC (Homeowner Mtg.)[1]	5.200	07/01/2028	07/01/2017	A	1,202,107
1,745,000	FL HFC (Homeowner Mtg.)[1]	5.750	01/01/2037	01/01/2014	A	1,771,175
25,000	FL HFC (Marina Bay Apartments)[1]	5.750	08/01/2033	07/28/2013	A	25,028
15,000	FL HFC (Marina Bay Apartments)[1]	5.800	08/01/2036	07/28/2013	A	15,014
110,000	FL HFC (Peacock Run Apartments)[1]	5.400	08/01/2042	07/28/2013	A	110,065
10,000	FL HFC (Pinnacle Lakes Apartments)[1]	5.250	08/15/2028	07/28/2013	A	10,009
10,000	FL HFC (River Trace Senior Apartments)[1]	5.500	07/01/2024	07/28/2013	A	10,013

25	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
Florida Continued
$15,000	FL HFC (River Trace Senior Apartments)[1]	5.700%	07/01/2035	07/28/2013	A	$15,015
5,910,000	FL HFC (Valencia Trace of Orlando)	5.450	12/01/2035	07/28/2013	A	6,003,083
60,000	FL HFC (Waverly Apartments)[1]	6.200	07/01/2035	07/28/2013	A	60,084
15,000	FL HFC (Westlake Apartments)[1]	5.200	09/01/2026	07/28/2013	A	15,016
10,000	FL HFC (Westminster Apartments)[1]	5.125	10/01/2023	07/28/2013	A	10,011
35,000	FL HFC (Westminster Apartments)[1]	5.300	10/01/2032	07/28/2013	A	35,025
295,000	FL HFC (Westwood Apartments)[1]	5.450	02/01/2041	07/28/2013	A	295,192
265,000	FL HFC (Woodridge Apartments)	5.850	10/01/2033	01/30/2032	B	263,418
35,000	FL HFC (Woodridge Apartments)	6.000	10/01/2039	10/01/2013	A	34,997
45,000	FL HFC (Woods Vero Beach)	5.750	10/01/2024	07/28/2013	A	45,050
220,000	FL HFC (Woods Vero Beach)	5.800	10/01/2027	07/28/2013	A	221,360
55,000	FL HFC (Woods Vero Beach)	5.900	10/01/2039	07/28/2013	A	55,034
10,000	FL Municipal Loan Council	5.750	11/01/2013	07/28/2013	A	10,045
25,000	FL State Board of Regents (Florida International University)	5.375	07/01/2016	07/28/2013	A	25,102
20,000	FL Water Pollution Control[1]	5.500	01/15/2014	07/28/2013	A	20,085
8,480,000	Fort Pierce, FL Redevel. Agency[1]	5.000	05/01/2031	05/01/2016	A	8,616,274
10,000	Gainesville, FL Utilities System[1]	6.000	10/01/2014	07/28/2013	A	10,047
1,030,000	Greater Orlando, FL Aviation Authority[1]	5.000	10/01/2026	10/01/2022	A	1,093,417
1,080,000	Greater Orlando, FL Aviation Authority[1]	5.000	10/01/2027	10/01/2022	A	1,136,743
210,000	Gulf Breeze, FL GO	6.050	12/01/2015	07/28/2013	A	210,771
1,640,000	Halifax, FL Hospital Medical Center[1]	5.250	06/01/2026	06/01/2016	A	1,691,824
230,000	Hamal, FL Community Devel. District[1]	4.750	05/01/2031	08/23/2027	B	227,261

26	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
Florida Continued
$3,500,000	Hialeah Gardens, FL Health Facilities Authority (SJRNC/VMNRC/SJR/ CHFTEH/SANC Obligated Group)[1]	5.250%	08/15/2024	08/15/2017	A	$3,622,255
20,000	Hialeah, FL Hsg. Authority[1]	5.300	12/20/2018	07/28/2013	A	20,044
25,000	Highlands, FL Community Devel. District	7.090	05/01/2020	05/01/2020		12,398
215,000	Hillsborough County, FL IDA (Florida Health Sciences Center)	5.250	10/01/2024	10/01/2013	A	217,679
785,000	Hillsborough County, FL IDA (Florida Health Sciences Center)[1]	5.250	10/01/2024	10/01/2013	A	807,977
2,000,000	Hillsborough County, FL IDA (National Gypsum Company)	7.125	04/01/2030	10/01/2013	A	2,001,460
7,000,000	Hillsborough County, FL School Board[1]	4.750	10/01/2021	10/01/2015	A	7,245,070
7,815,000	Hillsborough County, FL School Board[1]	4.750	10/01/2022	10/01/2015	A	8,054,530
4,165,000	Hillsborough County, FL School Board[1]	5.000	10/01/2020	10/01/2015	A	4,366,336
3,665,000	Jacksonville, FL EDC (Met Packaging Solutions)[1]	5.500	10/01/2030	10/01/2015	A	3,722,137
10,555,000	Jacksonville, FL EDC (Met Packaging Solutions)[1]	5.875	06/01/2025	06/01/2016	A	11,089,822
2,910,000	Jacksonville, FL EDC (Met Packaging Solutions)[1]	5.875	06/01/2031	06/01/2016	A	3,007,136
10,000,000	Jacksonville, FL EDC (Met Packaging Solutions)[1]	5.750	10/01/2024	10/01/2015	A	10,397,700
2,000,000	Jacksonville, FL Sales Tax (Better Jacksonville)[1]	5.000	10/01/2026	10/01/2022	A	2,208,740
2,800,000	Jacksonville, FL Transit[1]	5.000	10/01/2027	10/01/2022	A	3,079,524
25,000	Lakeland, FL Light & Water[1]	5.750	10/01/2019	07/28/2013	A	26,803
6,420,000	Lee County, FL Solid Waste System[1]	5.000	10/01/2020	10/01/2016	A	6,713,779

27	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
Florida Continued
$90,000	Leesburg, FL Hospital (CFHA/VTCMC Obligated Group)[1]	5.375%	07/01/2022	07/28/2013	A	$90,075
20,000	Leesburg, FL Hospital (CFHA/VTCMC Obligated Group)[1]	5.500	07/01/2032	07/28/2013	A	20,002
20,000	Manatee County, FL HFA (Single Family Mtg.)[1]	5.300	09/01/2028	09/01/2015	A	20,084
10,000	Manatee County, FL HFA (Single Family Mtg.)[1]	5.400	03/01/2029	09/01/2013	A	10,274
10,000	Manatee County, FL HFA (Single Family Mtg.)[1]	5.500	03/01/2035	04/01/2014	B	10,156
5,000	Manatee County, FL HFA, Series A6	9.125	06/01/2016	06/20/2014	B	3,999
25,000	Marion County, FL School Board[1]	5.000	12/01/2026	07/28/2013	A	25,010
150,000	Miami Beach, FL Water & Sewer[1]	5.750	09/01/2025	07/28/2013	A	150,647
165,000	Miami, FL1	5.000	09/01/2023	07/28/2013	A	165,477
5,740,000	Miami, FL (Homeland Defense)[1]	5.000	01/01/2026	01/01/2017	A	5,839,589
50,000	Miami, FL GO	4.250	09/01/2014	07/28/2013	A	50,150
50,000	Miami, FL GO1	5.000	09/01/2022	07/28/2013	A	50,145
170,000	Miami, FL Revenue[1]	5.000	09/01/2025	07/28/2013	A	170,491
4,500,000	Miami, FL Special Obligation, Series A1	5.750	02/01/2025	02/01/2021	A	5,097,285
5,055,000	Miami, FL Special Obligation, Series A1	5.750	02/01/2026	02/01/2021	A	5,677,119
5,355,000	Miami, FL Special Obligation, Series A1	5.750	02/01/2027	02/01/2021	A	5,955,135
4,180,000	Miami, FL Special Obligation, Series A1	6.000	02/01/2028	02/01/2021	A	4,684,777
4,000,000	Miami, FL Special Obligation, Series A1	6.000	02/01/2029	02/01/2021	A	4,458,200
15,000	Miami-Dade County, FL Aviation[1]	5.000	10/01/2033	07/28/2013	A	15,037
170,000	Miami-Dade County, FL Aviation[1]	5.125	10/01/2035	07/28/2013	A	170,434
20,000	Miami-Dade County, FL Aviation (Miami International Airport)[1]	5.000	10/01/2033	10/01/2013	A	20,151

28	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
Florida Continued
$1,000,000	Miami-Dade County, FL Aviation (Miami International Airport)[1]	5.500%	10/01/2025	10/01/2020	A	$1,126,310
20,000	Miami-Dade County, FL HFA (Cedar Grove Apartments)[1]	5.500	08/01/2027	07/28/2013	A	20,016
10,000	Miami-Dade County, FL HFA (Country Club Villas Apartments)[1]	6.000	10/01/2015	07/28/2013	A	10,031
35,000	Miami-Dade County, FL HFA (Country Club Villas Apartments)[1]	6.050	10/01/2019	07/28/2013	A	35,074
60,000	Miami-Dade County, FL HFA (Country Club Villas Apartments)[1]	6.100	10/01/2029	07/28/2013	A	60,082
4,945,000	Miami-Dade County, FL HFA (Country Club Villas Apartments)[1]	6.200	10/01/2039	07/28/2013	A	4,951,132
50,000	Miami-Dade County, FL HFA (Hibiscus Pointe Apts.)[1]	5.000	11/01/2023	11/01/2013	A	50,197
1,180,000	Miami-Dade County, FL HFA (Homeownership Mtg.)[1]	5.450	10/01/2038	05/15/2014	B	1,172,849
200,000	Miami-Dade County, FL HFA (Marbrisa Apartments)[1]	6.050	08/01/2029	07/28/2013	A	200,108
20,000	Miami-Dade County, FL HFA (Villa Esperanza Apartments)[1]	5.400	10/01/2033	09/28/2013	A	19,999
3,280,000	Miami-Dade County, FL IDA (BAC Funding Corp.)[1]	5.250	10/01/2020	07/28/2013	A	3,292,825
100,000	Miami-Dade County, FL Special Obligation (Courthouse Center)[1]	4.750	04/01/2018	07/28/2013	A	100,346
100,000	Miami-Dade County, FL Special Obligation (Juvenile Courthouse)[1]	5.000	04/01/2032	07/28/2013	A	100,259
20,000	Miami-Dade County, FL Stormwater Utility	5.000	04/01/2019	07/28/2013	A	20,065
60,000	Miami-Dade County, FL Stormwater Utility[1]	5.000	04/01/2024	07/28/2013	A	60,184
1,245,000	Miami-Dade County, FL Water & Sewer[1]	5.000	10/01/2029	07/28/2013	A	1,248,362
740,000	Miromar Lakes, FL Community Devel. District	4.875	05/01/2022	08/26/2018	B	729,692

29	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
Florida Continued
$240,000	Northern Palm Beach County, FL Improvement District[1]	5.250%	08/01/2017	08/01/2013	A	$241,075
150,000	Oakland, FL Charter School	6.950	12/01/2015	12/25/2014	B	154,046
25,000	Okaloosa County, FL Airport[1]	5.500	10/01/2023	10/01/2013	A	25,048
910,000	Orange County, FL HFA[1]	5.650	09/01/2034	09/01/2013	A	915,915
1,520,000	Orlando, FL Community Redevel. Agency (Conroy Road District)	5.000	04/01/2022	04/01/2022		1,667,805
1,095,000	Orlando, FL Community Redevel. Agency (Conroy Road District)	5.000	04/01/2023	04/01/2022	A	1,189,520
1,200,000	Orlando, FL Tourist Devel. Tax[1]	5.250	11/01/2023	11/01/2017	A	1,259,328
205,000	Palm Beach County, FL Health Facilities Authority (BRCH)[1]	5.500	12/01/2021	07/28/2013	A	205,377
975,000	Palm Beach County, FL Health Facilities Authority (BRCH)[1]	5.625	12/01/2031	07/28/2013	A	975,712
20,000	Palm Beach County, FL HFA (BRCH Corp.)[1]	5.000	12/01/2023	07/28/2013	A	20,020
125,000	Palm Beach County, FL HFA (Chelsea Commons Apartments)[1]	5.800	12/01/2017	07/28/2013	A	126,201
400,000	Palm Beach County, FL HFA (Chelsea Commons Apartments)[1]	5.850	12/01/2022	07/28/2013	A	400,740
360,000	Palm Beach County, FL HFA (Chelsea Commons Apartments)[1]	5.900	06/01/2029	07/28/2013	A	362,581
210,000	Palm Beach County, FL HFA (Golden Lake Hsg. Assoc.)[1]	6.100	08/01/2029	07/28/2013	A	210,321
10,000	Palm Beach County, FL HFA (Riverview House)[1]	5.150	09/01/2019	07/28/2013	A	10,016
100,000	Palm Beach County, FL HFA (Riverview House)[1]	5.250	09/01/2031	07/28/2013	A	100,795
900,000	Palm Glades, FL Community Devel. District Special Assessment	7.250	08/01/2016	08/01/2016		961,029
1,170,000	Panama City Beach, FL Capital Improvement (Front Beach Road)[1]	5.000	11/01/2031	11/01/2016	A	1,246,635

30	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
Florida Continued
$50,000	Pasco County, FL HFA (Pasco Woods)[1]	5.700%	08/01/2019	07/28/2013	A	$50,096
850,000	Pasco County, FL HFA (Pasco Woods)[1]	5.800	08/01/2029	07/28/2013	A	850,935
250,000	Pasco County, FL Sales Tax (Half-Cent)[1]	5.000	12/01/2033	12/01/2013	A	254,993
1,225,000	Pembroke Harbor, FL Community Devel. District Special Assessment	7.000	05/01/2038	07/28/2013	A	1,240,607
2,575,000	Pinellas County, FL Educational Facilities Authority (Eckerd College)	5.250	10/01/2029	10/01/2016	A	2,605,668
1,200,000	Pinellas County, FL HFA (Oaks of Clearwater)[1]	6.250	06/01/2034	12/01/2013	A	1,210,092
2,475,000	Pinellas County, FL HFA (Oaks of Clearwater)[1]	6.375	06/01/2019	12/01/2013	A	2,508,437
860,000	Poinciana, FL West Community Devel. District	5.875	05/01/2022	09/20/2018	B	853,877
3,060,000	Polk County, FL HFA (Wilmington Apartments)[1]	5.000	07/01/2033	07/28/2013	A	3,133,532
25,000	Port Palm Beach, FL District[1]	5.300	09/01/2014	07/28/2013	A	25,067
50,000	Port Palm Beach, FL District[1]	5.375	09/01/2017	07/28/2013	A	50,094
120,000	Port Palm Beach, FL District[1]	5.500	09/01/2019	07/28/2013	A	120,179
735,000	Port Palm Beach, FL District[1]	5.500	09/01/2024	07/28/2013	A	735,529
3,335,000	Port St. Lucie, FL Special Assessment (Southwest Annexation District)[1]	5.000	07/01/2027	07/01/2017	A	3,426,279
25,000	Quincy, FL Utilities[1]	5.000	10/01/2029	10/01/2014	A	25,063
285,000	Santa Rosa Bay, FL Bridge Authority	6.250	07/01/2028	03/11/2026	B	190,944
10,025,000	Seminole Tribe, FL Special Obligation[1]	5.750	10/01/2022	10/01/2017	A	10,802,639
835,000	South Fork, FL Community Devel. District Special Assessment	6.150	05/01/2033	05/01/2014	A	840,177
1,150,000	South Lakes County, FL Hospital District (South Lake Hospital)[1]	6.375	10/01/2034	10/01/2013	A	1,163,248

31	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
Florida Continued
$360,000	South-Dade, FL Venture Community Devel. District[1]	4.250%	05/01/2020	05/01/2020		$366,584
20,000	St. Lucie County, FL Holiday Pines Water & Wastewater System[1]	5.375	10/01/2029	07/28/2013	A	20,054
10,000	St. Petersburg Beach, FL GO	5.250	10/01/2013	07/28/2013	A	10,041
2,865,000	Sumter Landing, FL Community Devel. District[1]	5.000	10/01/2020	06/06/2015	A	2,945,277
4,650,000	Tallahassee, FL Health Facilities (Tallahassee Memorial Healthcare)[1]	6.250	12/01/2020	07/28/2013	A	4,667,484
3,780,000	Tallahassee, FL Health Facilities (Tallahassee Memorial Healthcare)[1]	6.375	12/01/2030	07/28/2013	A	3,783,742
55,000	Tallahassee, FL Health Facilities (Tallahassee Memorial Medical Center)[1]	6.000	12/01/2015	07/28/2013	A	55,252
860,000	Tamarac, FL Industrial Devel. (Sunbelt Precision Products)	6.500	08/01/2017	09/16/2015	B	849,104
2,910,000	Tampa, FL Health System[1]	5.250	11/15/2021	05/15/2020	A	3,262,139
3,065,000	Tampa, FL Health System[1]	5.250	11/15/2022	05/15/2020	A	3,377,324
3,400,000	Tampa, FL Health System[1]	5.250	11/15/2024	05/15/2020	A	3,668,396
3,575,000	Tampa, FL Health System[1]	5.250	11/15/2025	05/15/2020	A	3,818,601
3,760,000	Tampa, FL Health System[1]	5.250	11/15/2026	05/15/2020	A	3,986,728
240,000	Tampa, FL Solid Waste System (McKay Bay Refuse)[1]	5.000	10/01/2021	10/01/2013	A	242,340
25,000	University of South Florida (University Bookstore)[1]	6.000	07/01/2014	07/28/2013	A	25,112
100,000	Village Center, FL Community Devel. District[1]	5.125	10/01/2028	10/01/2014	A	100,354
4,000,000	Village Center, FL Community Devel. District[1]	5.250	10/01/2023	10/01/2013	A	4,053,160

32	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
Florida Continued
$45,000	Village Center, FL Community Devel. District Recreational[1]	5.000%	11/01/2023	07/28/2013	A	$45,004
1,040,000	Village Center, FL Community Devel. District Recreational[1]	5.200	11/01/2025	07/28/2013	A	1,045,730
14,410,000	Village Center, FL Community Devel. District Recreational[1]	5.375	11/01/2034	11/01/2015	A	14,560,296
285,000	Village, FL Community Devel. District	7.625	05/01/2017	11/01/2013	A	290,178
85,000	Volusia County, FL Educational Facility Authority (Embry-Riddle Aeronautical University)	5.200	10/15/2033	10/15/2013	A	85,040
10,000	Volusia County, FL HFA (Spring Arbor Apartments)[1]	5.200	08/01/2023	07/28/2013	A	10,013
1,000,000	Waterford Estates, FL Community Devel. District Special Assessment[6]	5.125	05/01/2014	05/01/2014		293,110
383,844	Watergrass, FL Community Devel. District Special Assessment	6.960	11/01/2017	11/01/2017		357,831

						377,545,173
Georgia–1.4%
45,000	Acworth, GA Hsg. Authority (Wingate Falls Apartments)[1]	6.125	03/01/2017	07/28/2013	A	45,126
120,000	Acworth, GA Hsg. Authority (Wingate Falls Apartments)[1]	6.200	03/01/2027	07/28/2013	A	120,208
10,000	Acworth, GA Hsg. Authority (Wingate Falls Apartments)[1]	6.200	03/01/2029	07/28/2013	A	10,015
795,000	Albany-Dougherty, GA Payroll Devel. Authority (Proctor & Gamble Company)[1]	5.300	05/15/2026	07/28/2013	A	795,493
1,000,000	Atlanta, GA Airport[1]	5.000	01/01/2025	01/01/2022	A	1,079,750
1,100,000	Atlanta, GA Airport[1]	5.000	01/01/2026	01/01/2022	A	1,172,127
1,000,000	Atlanta, GA Airport[1]	5.000	01/01/2027	01/01/2022	A	1,056,000

33	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

Principal Amount		Coupon		Maturity	Effective Maturity**		Value
Georgia Continued
$9,300,000	Atlanta, GA Devel. Authority (TUFF ATDC)[1]	5.375%		07/01/2032	07/28/2013	A	$9,306,417
40,000	Atlanta, GA GO1	5.000		12/01/2016	06/09/2016	B	44,261
300,000	Atlanta, GA Tax Allocation (Eastside)[1]	5.625		01/01/2016	07/12/2014	A	320,415
140,000	Atlanta, GA Water & Wastewater Authority[1]	5.000		11/01/2029	07/28/2013	A	140,392
215,000	Atlanta, GA Water & Wastewater Authority[1]	5.000		11/01/2033	07/28/2013	A	215,531
220,000	Atlanta, GA Water & Wastewater Authority[1]	6.000		11/01/2028	11/01/2019	A	256,326
350,000	Atlanta, GA Water & Wastewater Authority[1]	6.250		11/01/2039	11/01/2019	A	407,540
1,125,000	Burke County, GA Devel. Authority (Georgia Power Company)[1]	5.750	[4]	10/01/2032	10/09/2013	A	1,137,206
75,000	Burke County, GA Devel. Authority (Georgia Power Company)[1]	5.750		10/01/2032	10/09/2013	A	75,338
9,000,000	Burke County, GA Devel. Authority (Oglethorpe Power Corp.)[1]	5.700		01/01/2043	01/01/2018	A	9,551,520
50,000	Chatham County, GA Hospital Authority (Memorial Health University Medical Center/Memorial Health Obligated Group)	5.750		01/01/2029	01/01/2014	A	51,369
80,000	Clayton County, GA Hsg. Authority (Pointe Clear Apartments)[1]	5.650		07/01/2017	07/28/2013	A	80,187
150,000	Clayton County, GA Hsg. Authority (Pointe Clear Apartments)[1]	5.750		07/01/2029	07/28/2013	A	150,171
8,135,000	East Point, GA (Camp Creek), Series B	8.000		02/01/2026	07/28/2013	A	8,145,331
895,000	Fulton County, GA Devel. Authority (Catholic Health East)[1]	5.250		11/15/2020	05/15/2019	A	1,075,942
915,000	Fulton County, GA Devel. Authority (Catholic Health East)[1]	5.500		11/15/2021	05/15/2019	A	1,112,768
45,000	Fulton County, GA Devel. Authority (Georgia Tech Facilities)[1]	5.000		11/01/2029	11/01/2013	A	45,497

34	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
Georgia Continued
$55,000	Fulton County, GA Devel. Authority (Tuff Morehouse)	5.000%	02/01/2027	07/28/2013	A	$55,145
15,000,000	GA Environmental Loan Acquisition Corp. (Local Water Authority)[1]	5.125	03/15/2031	03/15/2021	A	16,077,000
55,000	GA Hsg. & Finance Authority (Single Family Mtg.)[1]	5.000	12/01/2026	12/01/2015	A	56,507
75,000	GA Hsg. & Finance Authority (Single Family Mtg.)[1]	5.100	12/01/2022	07/28/2013	A	75,472
2,860,000	GA Main Street Natural Gas[1]	5.000	03/15/2014	03/15/2014		2,934,818
140,000	GA Municipal Assoc. (Atlanta Detention Center)[1]	5.000	12/01/2018	07/28/2013	A	140,452
10,000	GA Municipal Assoc. (Atlanta Detention Center)[1]	5.000	12/01/2023	07/28/2013	A	10,032
1,600,000	GA Private Colleges & University Authority (Mercer University)	5.250	10/01/2027	10/01/2022	A	1,686,832
4,120,000	Lawrenceville, GA Hsg. Authority (Knollwood Park Apartments)[1]	6.250	12/01/2029	08/01/2013	A	4,197,538
140,000	Macon-Bibb County, GA Industrial Authority[1]	6.100	05/01/2018	07/28/2013	A	140,384
2,120,000	Randolph County, GA GO	5.000	04/01/2022	10/19/2019	B	2,277,283
2,090,000	Randolph County, GA GO	5.000	04/01/2027	04/01/2022	A	2,116,459
5,000,000	Richmond County, GA Devel. Authority (International Paper Company)[1]	5.000	08/01/2030	08/01/2030		4,960,050
65,000	Richmond County, GA Devel. Authority (International Paper Company)[1]	5.400	02/01/2023	07/28/2013	A	65,012
50,000	Richmond County, GA Devel. Authority (International Paper Company)[1]	5.800	12/01/2020	07/28/2013	A	50,048
100,000	Richmond County, GA Devel. Authority (International Paper Company)[1]	5.950	11/15/2025	07/28/2013	A	100,104

35	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
Georgia Continued
$195,000	Richmond County, GA Devel. Authority (International Paper Company)[1]	6.250%	02/01/2025	07/28/2013	A	$195,252
4,525,000	Ware County, GA Hospital Authority (Satilla Health Services)[1]	5.500	03/01/2020	07/28/2013	A	4,731,023

						76,264,341
Hawaii–0.4%
10,000	HI Dept. of Budget & Finance Special Purpose (Hawaii Pacific Health)	6.400	07/01/2013	07/01/2013		10,004
15,000	HI Dept. of Budget & Finance Special Purpose (Hawaiian Electric Company)[1]	4.750	07/01/2020	07/28/2013	A	15,007
4,400,000	HI Dept. of Budget & Finance Special Purpose (Hawaiian Electric Company)[1]	4.800	01/01/2025	01/01/2015	A	4,412,012
45,000	HI Dept. of Budget & Finance Special Purpose (Hawaiian Electric Company)[1]	5.000	12/01/2022	07/28/2013	A	45,050
25,000	HI Dept. of Budget & Finance Special Purpose (Hawaiian Electric Company)[1]	5.500	12/01/2014	07/28/2013	A	25,072
1,660,000	HI Dept. of Budget & Finance Special Purpose (Hawaiian Electric Company)[1]	5.650	10/01/2027	10/01/2013	A	1,667,636
190,000	HI Dept. of Budget & Finance Special Purpose (Wilcox Memorial Hospital)[1]	5.350	07/01/2018	07/28/2013	A	190,393
4,510,000	HI Harbor System, Series A1	5.750	07/01/2029	07/28/2013	A	4,523,485
11,810,000	HI Hsg. & Community Devel. Corp. (Rent Hsg. System)[1]	4.600	07/01/2025	07/28/2013	A	12,180,716
45,000	HI Pacific Health (HI Pacific Health/Kapi’olani Medical Center for Women & Children)[1]	5.600	07/01/2033	07/28/2013	A	45,023

36	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
Hawaii Continued
$375,000	Kuakini, HI Health System (KMC/KHS/KGC/KSS Obligated Group)[1]	6.375%	07/01/2032	07/28/2013	A	$375,240

						23,489,638
Idaho–0.0%
25,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)[1]	5.300	07/01/2027	01/01/2016	A	25,841
5,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)[1]	5.400	07/01/2018	07/28/2013	A	5,011
10,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)[1]	5.400	07/01/2020	07/28/2013	A	10,017
135,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)[1]	5.400	07/01/2021	07/27/2013	A	136,019
25,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)[1]	5.550	07/01/2016	07/28/2013	A	25,068
10,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)[1]	5.600	07/01/2021	07/28/2013	A	10,197
30,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)[1]	5.625	07/01/2015	07/23/2013	A	30,088
5,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)[1]	5.750	07/01/2016	07/28/2013	A	5,014
5,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)[1]	5.750	01/01/2031	07/28/2013	A	5,035
10,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)[1]	5.800	01/01/2021	07/28/2013	A	10,090
15,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)[1]	6.000	07/01/2029	07/28/2013	A	15,128
5,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)[1]	6.050	01/01/2026	07/28/2013	A	5,009
5,000	ID Hsg. & Finance Assoc. (Single Family Mtg.), Series H-2[1]	6.200	07/01/2028	07/28/2013	A	5,094
35,000	ID Water Resource Board (United Waterworks)[1]	5.000	09/01/2031	07/28/2013	A	35,086

37	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

Principal Amount		Coupon		Maturity	Effective Maturity**		Value
Idaho Continued
$5,000	Malad, ID Water	5.500%		03/01/2014	09/01/2013	A	$5,032
100,000	Power County, ID Industrial Devel. Corp. (FMC Corp.)[1]	6.450		08/01/2032	07/28/2013	A	100,108
1,000,000	Power County, ID Pollution Control (FMC Corp.)[1]	5.625		10/01/2014	07/28/2013	A	1,000,390

							1,428,227
Illinois–11.5%
850,000	Bedford Park, IL Tax	5.125		12/30/2018	12/30/2015	A	853,859
18,825,000	Bridgeview, IL GO1	5.500		12/01/2043	06/01/2018	A	18,888,440
75,000	Bryant, IL Pollution Control (Central Illinois Light Company)[1]	5.900		08/01/2023	07/28/2013	A	75,113
715,000	Bryant, IL Pollution Control (Central Illinois Light Company)[1]	5.900		08/01/2023	07/28/2013	A	716,237
10,000	Bryant, IL Pollution Control (Central Illinois Light Company)[1]	5.900		08/01/2023	07/28/2013	A	10,015
14,450,000	Carol Stream, IL Park District[1]	5.500		01/01/2037	01/01/2018	A	15,015,718
26,500,000	Centerpoint, IL Intermodal Center Program	3.730	[4]	06/15/2023	12/17/2013	A	26,405,660
100,000	Chicago, IL Board of Education[1]	5.000		12/01/2022	07/28/2013	A	100,370
5,170,000	Chicago, IL Board of Education[1]	5.000		12/01/2026	12/01/2017	A	5,319,723
9,915,000	Chicago, IL Board of Education[1]	5.000		12/01/2028	12/01/2018	A	10,413,625
32,965,000	Chicago, IL Board of Education[2]	5.250		12/01/2024	12/01/2024		35,927,849
30,000	Chicago, IL Building Acquisition COP[1]	5.400		01/01/2018	07/28/2013	A	30,122
5,000	Chicago, IL Metropolitan Hsg. Devel. Corp.[1]	6.850		07/01/2022	07/28/2013	A	5,013
505,000	Chicago, IL Midway Airport	5.750		01/01/2017	07/28/2013	A	506,687
25,000	Chicago, IL Midway Airport, Series A	5.000		01/01/2017	07/28/2013	A	25,068

38	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
Illinois Continued
$220,000	Chicago, IL Midway Airport, Series A1	5.000%	01/01/2028	07/28/2013	A	$220,526
20,000	Chicago, IL Midway Airport, Series A1	5.100	01/01/2031	07/28/2013	A	20,050
20,000	Chicago, IL Midway Airport, Series A1	5.125	01/01/2021	07/28/2013	A	20,072
135,000	Chicago, IL Midway Airport, Series A1	5.125	01/01/2026	07/28/2013	A	135,404
130,000	Chicago, IL Midway Airport, Series A1	5.125	01/01/2031	07/28/2013	A	130,328
30,550,000	Chicago, IL Midway Airport, Series A1	5.500	01/01/2029	07/28/2013	A	30,644,705
350,000	Chicago, IL Midway Airport, Series B1	5.000	01/01/2028	07/28/2013	A	350,875
255,000	Chicago, IL Midway Airport, Series B1	5.000	01/01/2031	07/28/2013	A	255,625
1,660,000	Chicago, IL Midway Airport, Series B1	5.625	01/01/2029	07/28/2013	A	1,664,831
5,970,000	Chicago, IL Midway Airport, Series B	5.750	01/01/2022	07/28/2013	A	5,995,193
2,625,000	Chicago, IL Motor Fuel Tax[1]	5.000	01/01/2023	07/28/2013	A	2,634,161
5,605,000	Chicago, IL Motor Fuel Tax[1]	5.000	01/01/2025	07/28/2013	A	5,623,104
100,000	Chicago, IL Motor Fuel Tax[1]	5.250	01/01/2020	07/28/2013	A	100,388
560,000	Chicago, IL Motor Fuel Tax[1]	5.250	01/01/2028	07/28/2013	A	561,534
20,000	Chicago, IL Multifamily Hsg. (Archer Courts Apartments)[1]	5.500	12/20/2019	07/28/2013	A	20,037
75,000	Chicago, IL Multifamily Hsg. (Hearts United Apartments)[1]	5.600	01/01/2041	01/01/2016	A	77,008
3,000,000	Chicago, IL O’Hare International Airport[1]	5.250	01/01/2027	01/01/2014	A	3,043,770
11,400,000	Chicago, IL O’Hare International Airport[1]	5.750	01/01/2020	01/01/2014	A	11,681,238
8,000,000	Chicago, IL O’Hare International Airport[1]	5.750	01/01/2023	01/01/2014	A	8,186,160

39	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
Illinois Continued
$1,000,000	Chicago, IL O’Hare International Airport[1]	5.750%	01/01/2024	01/01/2014	A	$1,022,500
10,000	Chicago, IL O’Hare International Airport[1]	6.000	01/01/2017	01/01/2014	A	10,263
59,245,000	Chicago, IL O’Hare International Airport[1]	6.000	01/01/2029	01/01/2014	A	60,435,825
60,000	Chicago, IL O’Hare International Airport (General Airport)[1]	5.250	01/01/2030	01/01/2014	A	60,934
60,000	Chicago, IL O’Hare International Airport (General Airport)[1]	5.250	01/01/2034	01/01/2014	A	60,888
25,000	Chicago, IL Single Family Mtg., Series 2007-2I1	5.750	06/01/2039	06/01/2021	A	25,633
20,000	Chicago, IL Single Family Mtg., Series 2E1	5.875	06/01/2039	06/01/2021	A	20,634
2,205,000	Chicago, IL State University (Auxiliary Facilities System)[1]	5.000	12/01/2018	07/28/2013	A	2,221,802
2,028,890	Chicago, IL Tax Increment COP (Metramarket Chicago)	6.870	02/15/2024	04/02/2015	A	2,129,766
1,295,000	Cicero, IL GO1	5.000	12/01/2023	12/01/2022	A	1,403,922
1,005,000	Cicero, IL GO1	5.000	12/01/2024	12/01/2022	A	1,075,822
725,000	Cicero, IL GO1	5.000	12/01/2025	12/01/2022	A	766,601
1,500,000	Cicero, IL GO1	5.000	12/01/2026	12/01/2022	A	1,579,815
4,145,000	Country Club Hills, IL Sales Tax[1]	4.800	12/01/2029	06/01/2016	A	4,172,025
1,600,000	East Dundee, IL Tax Increment (Route 25 South Redevel.)	5.250	12/01/2022	12/01/2022		1,516,592
7,790,000	Hodgkins, IL Environmental Improvement (Metropolitan Biosolids Management)[1]	6.000	11/01/2015	07/28/2013	A	7,797,556
125,000	IL Civic Center[1]	5.000	12/15/2013	07/28/2013	A	125,479
80,000	IL COP[1]	5.800	07/01/2017	07/28/2013	A	80,107
1,555,000	IL COP[1]	6.375	07/01/2017	07/28/2013	A	1,557,815
175,000	IL Dept. of Central Management Services COP[1]	6.150	07/01/2013	07/01/2013		175,081

40	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
Illinois Continued
$105,000	IL Dept. of Central Management Services COP	6.200%	07/01/2014	07/28/2013	A	$105,476
7,245,000	IL Dept. of Central Management Services COP[1]	6.200	07/01/2017	07/28/2013	A	7,276,588
145,000	IL Devel. Finance Authority (Adams County Mental Health Center/Adult Comprehensive Human Services Obligated Group)	6.000	07/01/2015	01/01/2014	A	145,045
25,000	IL Devel. Finance Authority (American Water Capital Corp.)[1]	6.250	03/01/2032	09/01/2014	A	25,486
10,000	IL Devel. Finance Authority (Community Rehabilitation Providers)	5.700	07/01/2019	09/25/2014	B	9,458
5,000	IL Devel. Finance Authority (Community Rehabilitation Providers)	6.050	07/01/2019	07/01/2019		4,814
190,000	IL Devel. Finance Authority (Northern Illinois University)[1]	5.000	09/01/2024	07/28/2013	A	190,566
2,660,000	IL Devel. Finance Authority (Provena Health)[1]	5.125	05/15/2023	07/28/2013	A	2,670,055
270,000	IL Devel. Finance Authority (Provena Health)[1]	5.250	05/15/2018	07/28/2013	A	271,069
35,000	IL Devel. Finance Authority (Provena Health)[1]	5.500	05/15/2021	07/28/2013	A	35,145
4,835,000	IL Devel. Finance Authority (Provena Health)	5.750	05/15/2014	07/28/2013	A	4,856,709
3,250,000	IL Devel. Finance Authority (Provena Health)[1]	5.750	05/15/2015	07/28/2013	A	3,264,365
495,000	IL Devel. Finance Authority (Provena Health)[1]	5.750	05/15/2016	07/28/2013	A	497,178
950,000	IL Devel. Finance Authority (Roosevelt University)	5.250	04/01/2022	04/01/2017	A	976,800

41	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
Illinois Continued
$23,605,000	IL Devel. Finance Authority Environmental Facilities (Citgo Petroleum Corp.)[1]	8.000%	06/01/2032	07/28/2013	A	$23,625,536
1,935,000	IL Devel. Finance Authority Pollution Control (Central Illinois Public Service Company)[1]	5.950	08/15/2026	07/28/2013	A	1,938,773
260,000	IL Devel. Finance Authority Pollution Control (Illinois Power Company)[1]	5.400	03/01/2028	07/28/2013	A	260,101
85,000	IL Devel. Finance Authority Pollution Control (Illinois Power Company)[1]	5.400	03/01/2028	07/28/2013	A	85,033
12,020,000	IL Devel. Finance Authority Pollution Control (Illinois Power Company)[1]	5.700	02/01/2024	07/28/2013	A	12,035,265
15,000	IL Educational Facilities Authority (Lake Forest College)[1]	5.000	10/01/2028	07/28/2013	A	15,002
50,000	IL Educational Facilities Authority (Robert Morris College)	5.250	06/01/2014	07/28/2013	A	50,152
100,000	IL Educational Facilities Authority (Robert Morris College)	5.375	06/01/2015	07/28/2013	A	100,311
90,000	IL Educational Facilities Authority (Robert Morris College)	5.500	06/01/2017	07/28/2013	A	90,283
200,000	IL Finance Authority (East Richland)[1]	5.350	11/01/2024	11/01/2013	A	202,746
500,000	IL Finance Authority (Lake Forest College)[1]	5.000	10/01/2022	01/25/2019	B	515,285
3,130,000	IL Finance Authority (Little Company of Mary Hospital and Health Care Centers)[1]	5.500	08/15/2031	08/15/2015	A	3,192,412
100,000	IL Finance Authority (Northwestern Memorial Hospital)[1]	6.000	08/15/2039	08/15/2014	A	106,428

42	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
Illinois Continued
$6,350,000	IL Finance Authority (OSF Healthcare System)[1]	5.750%	11/15/2033	11/15/2017	A	$6,676,200
100,000	IL Finance Authority (Palos Community Hospital/St. George Corp. Obligated Group)[1]	5.000	05/15/2027	05/15/2017	A	102,536
1,875,000	IL Finance Authority (Presence Health/Provena Senior Services Obligated Group)[1]	6.000	05/01/2028	05/01/2020	A	2,024,606
20,000,000	IL Finance Authority (Rehabilitation Institute of Chicago)[5]	6.500	07/01/2034	07/01/2018	A	21,097,400
17,315,000	IL Finance Authority (Resurrection Health)[1]	6.125	05/15/2025	05/15/2019	A	19,127,534
650,000	IL Finance Authority (Roosevelt University)	5.125	04/01/2019	04/01/2017	A	678,353
700,000	IL Finance Authority (Roosevelt University)	5.125	04/01/2020	04/01/2017	A	728,735
170,000	IL Finance Authority (Roosevelt University)	5.400	04/01/2027	04/01/2017	A	172,319
2,125,000	IL Finance Authority (Roosevelt University)	5.750	04/01/2024	10/01/2019	A	2,310,555
1,170,000	IL Finance Authority (RUMC/RCMC Obligated Group)[1]	7.250	11/01/2030	11/01/2018	A	1,405,778
2,380,000	IL Finance Authority (RUMC/RCMC/CMH/RCF/TYW Obligated Group)[1]	7.250	11/01/2030	11/01/2018	A	2,859,618
20,000	IL Finance Authority (RUMC/RCMC/RCF Obligated Group)[1]	6.375	11/01/2029	05/01/2019	A	23,116
8,085,000	IL Finance Authority (RUMC/RCMC/RCF Obligated Group)[1]	6.625	11/01/2039	05/01/2019	A	9,474,165
20,000	IL Finance Authority (RUMC/RCMC/RCF Obligated Group)[1]	6.750	11/01/2024	11/01/2018	A	23,884
3,640,000	IL Finance Authority (Silver Cross Hospital and Medical Centers/Silver Cross Health System Obligated Group)[1]	5.500	08/15/2018	05/02/2016	B	3,661,694
1,600,000	IL Finance Authority (Silver Cross Hospital and Medical Centers/Silver Cross Health System Obligated)[1]	6.000	08/15/2025	08/15/2015	A	1,656,752

43	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
Illinois Continued
$5,075,000	IL Finance Authority (Swedish Covenant Hospital)[1]	5.750%	08/15/2029	02/15/2020	A	$5,424,414
20,000	IL GO1	5.000	06/01/2020	07/28/2013	A	20,063
1,100,000	IL GO1	5.000	08/01/2020	08/01/2020		1,227,842
8,425,000	IL GO1	5.000	01/01/2021	01/01/2020	A	9,221,500
5,000,000	IL GO1	5.000	03/01/2021	03/01/2021		5,499,900
38,720,000	IL GO1	5.000	08/01/2022	08/01/2022		42,423,955
2,750,000	IL GO1	5.000	08/01/2023	08/01/2023		2,964,968
2,000,000	IL GO1	5.000	08/01/2024	08/01/2022	A	2,104,620
1,300,000	IL GO1	5.000	08/01/2025	08/01/2022	A	1,353,014
4,970,000	IL GO1	5.000	03/01/2028	03/01/2014	A	5,067,412
6,500,000	IL GO5	5.500	07/01/2026	07/01/2023	A	6,986,590
6,430,000	IL Health Facilities Authority (EMH/EMHH/EMHC Obligated Group)	5.500	01/01/2022	07/28/2013	A	6,450,190
1,670,000	IL Health Facilities Authority (EMH/EMHH/EMHC Obligated Group)	6.250	01/01/2017	07/28/2013	A	1,676,563
6,155,000	IL Health Facilities Authority (EMH/EMHH/EMHS Obligated Group)	5.625	01/01/2028	07/28/2013	A	6,171,557
1,475,000	IL Health Facilities Authority (Holy Family Medical Center)[1]	5.000	08/15/2027	09/20/2025	B	1,379,022
140,000	IL Health Facilities Authority (Holy Family Medical Center)[1]	5.125	08/15/2017	07/28/2013	A	140,227
180,000	IL Health Facilities Authority (Holy Family Medical Center)[1]	5.125	08/15/2022	07/28/2013	A	180,025
365,000	IL Health Facilities Authority (Sherman Health System)[1]	5.250	08/01/2017	07/05/2013	A	365,303
6,305,000	IL Health Facilities Authority (Sherman Health System)[1]	5.250	08/01/2022	07/05/2013	A	6,310,233

44	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
Illinois Continued
$1,260,000	IL Health Facilities Authority (Sherman Health System)[1]	5.250%	08/01/2027	07/05/2013	A	$1,261,046
220,000	IL Health Facilities Authority (Sherman Health System/Sherman West Court Obligated Group)	5.250	08/01/2027	07/05/2013	A	220,183
20,000	IL Health Facilities Authority (Sinai Health System)[1]	5.000	08/15/2024	08/15/2013	A	20,105
135,000	IL Hsg. Devel. Authority[1]	4.850	07/01/2023	07/28/2013	A	135,120
2,100,000	IL Hsg. Devel. Authority[1]	4.900	07/01/2029	07/28/2013	A	2,168,250
1,000,000	IL Hsg. Devel. Authority (Anchor Senior Living/Greenwood Senior Living Obligated Group)	4.700	10/20/2026	04/20/2016	A	1,059,610
75,000	IL Hsg. Devel. Authority (Crystal Lake Preservation/Danville Preservation/West Chicago Preservation Obligated Group)	5.050	12/20/2020	07/28/2013	A	75,802
2,000,000	IL Hsg. Devel. Authority (Homeowner Mtg.)[1]	4.600	08/01/2024	02/01/2014	A	2,035,160
85,000	IL Hsg. Devel. Authority (Homeowner Mtg.)[1]	5.050	08/01/2023	07/28/2013	A	85,103
10,830,000	IL Hsg. Devel. Authority (Homeowner Mtg.)[1]	5.200	08/01/2024	02/01/2014	A	11,087,862
3,875,000	IL Hsg. Devel. Authority (Homeowner Mtg.)[1]	5.250	08/01/2028	02/01/2014	A	3,968,504
1,855,000	IL Hsg. Devel. Authority (Oakridge Village Apartments)[1]	5.150	07/01/2023	01/01/2014	A	1,914,731
50,000	IL Medical District COP[1]	5.125	06/01/2026	12/23/2024	B	49,302
140,000	IL Medical District COP[1]	5.250	06/01/2032	01/24/2030	B	136,633

45	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
Illinois Continued
$2,500,000	IL Metropolitan Pier & Exposition Authority (McCormick Place Exposition)[1]	5.000%	12/15/2022	06/15/2017	A	$2,800,225
3,000,000	IL Metropolitan Pier & Exposition Authority (McCormick Place Exposition)[1]	5.000	06/15/2023	06/15/2022	A	3,396,330
12,470,000	IL Metropolitan Pier & Exposition Authority (McCormick Place Exposition)[1]	5.000	12/15/2026	06/15/2022	A	13,550,027
25,000	IL Rural Bond Bank[1]	5.150	02/01/2024	07/28/2013	A	25,015
20,000	IL Rural Bond Bank[1]	5.200	02/01/2024	07/28/2013	A	20,013
125,000	IL Sales Tax[1]	5.250	06/15/2026	07/24/2013	A	125,450
55,000	IL Sales Tax	5.500	06/15/2014	07/24/2013	A	55,205
13,000,000	IL Sports Facilities Authority[1]	5.500	06/15/2030	06/15/2015	A	13,880,620
485,000	Lemont, IL GO1	4.850	12/01/2016	07/28/2013	A	486,761
4,510,000	Lombard, IL Public Facilities Corp. (Conference Center & Hotel)	5.500	01/01/2020	08/12/2018	B	2,996,850
170,000	Markham, IL GO	5.250	01/01/2018	02/08/2016	B	171,416
300,000	Markham, IL GO	5.250	01/01/2023	01/01/2015	A	300,063
195,000	Melrose Park, IL Water[1]	5.200	07/01/2018	01/01/2014	A	199,138
295,000	Quad Cities, IL Regional EDA (Augustana College)	5.000	10/01/2023	10/01/2022	A	320,715
275,000	Quad Cities, IL Regional EDA (Augustana College)	5.000	10/01/2024	10/01/2022	A	294,492
445,000	Quad Cities, IL Regional EDA (Augustana College)[1]	5.000	10/01/2025	10/01/2022	A	470,561
400,000	Quad Cities, IL Regional EDA (Augustana College)	5.000	10/01/2026	10/01/2022	A	418,992
450,000	Quad Cities, IL Regional EDA (Augustana College)	5.000	10/01/2027	10/01/2022	A	467,370
620,000	Saint Clair County, IL School District No. 189 East Saint Louis[1]	5.000	01/01/2019	01/01/2019		641,080

46	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
Illinois Continued
$545,000	Saint Clair County, IL School District No. 189 East Saint Louis[1]	5.100%	01/01/2020	01/01/2020		$564,516
770,000	Saint Clair County, IL School District No. 189 East Saint Louis[1]	5.100	01/01/2020	07/28/2013	A	770,347
1,000,000	Saint Clair County, IL School District No. 189 East Saint Louis[1]	5.250	01/01/2021	01/01/2021		1,034,450
1,000,000	Saint Clair County, IL School District No. 189 East Saint Louis[1]	5.375	01/01/2022	01/01/2021	A	1,032,710
1,540,000	Saint Clair County, IL School District No. 189 East Saint Louis[1]	5.500	01/01/2023	01/01/2021	A	1,589,650
18,000,000	Springfield, IL Electric[1]	5.000	03/01/2029	03/01/2016	A	18,187,200
1,000,000	Springfield, IL Water[1]	5.000	03/01/2025	03/01/2022	A	1,106,890
2,160,000	Springfield, IL Water[1]	5.000	03/01/2026	03/01/2022	A	2,359,109
2,030,000	Springfield, IL Water[1]	5.000	03/01/2027	03/01/2022	A	2,205,108
6,105,000	University of Illinois (Academic Facilities)[1]	5.000	03/15/2026	03/15/2016	A	6,310,372
80,000	Will-Kankakee, IL Regional Devel. Authority (Consumers Illinois Water Company)	5.400	09/01/2030	07/28/2013	A	80,008
1,510,000	Yorkville, IL United City Special Services Area Special Tax	4.600	03/01/2025	04/22/2023	B	1,401,325
3,794,000	Yorkville, IL United City Special Services Area Special Tax (Bristol Bay)	5.875	03/01/2036	09/28/2028	B	3,720,548

						616,634,259
Indiana–1.2%
250,000	Boone County, IN Redevel. Commission[1]	5.375	08/01/2023	02/01/2016	A	255,130
20,000	Crown Point, IN Economic Devel. (Christian Homes)	5.700	05/15/2031	11/15/2013	A	20,059
80,000	De Kalb County, IN Redevel. Authority[1]	6.000	07/15/2018	07/27/2013	A	80,326
85,000	Delaware County, IN Redevel. District	6.875	02/01/2018	07/28/2013	A	85,230

47	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
Indiana Continued
$3,500,000	Hammond, IN Local Public Improvement District[1]	5.000%	02/01/2024	02/01/2018	A	$3,628,975
3,260,000	Hammond, IN Local Public Improvement District[1]	6.500	08/15/2025	07/14/2015	A	3,333,546
2,270,000	Hammond, IN Redevel. District (Marina Area)	6.000	01/15/2017	05/11/2015	B	2,300,009
30,000	IN Airport Authority (Federal Express)[1]	5.500	05/01/2029	07/28/2013	A	30,030
500,000	IN Finance Authority (Butler University)[1]	5.000	02/01/2022	02/01/2022		548,345
7,220,000	IN Finance Authority (Deaconess Health System)[1]	6.000	03/01/2029	03/01/2021	C	8,643,928
1,805,000	IN Finance Authority (Marquette University)	5.000	03/01/2024	03/01/2014	A	1,811,137
7,500,000	IN Finance Authority (Ohio River Bridges East End Crossing)[1]	5.000	01/01/2019	01/01/2017	A	8,190,675
1,795,000	IN Finance Authority (Parkview Health System/Parkview Hospital Obligated Group)[1]	5.000	05/01/2026	05/01/2022	A	1,934,669
25,000	IN Health Facility Financing Authority (Methodist Hospitals)[1]	5.375	09/15/2022	07/28/2013	A	25,031
4,030,000	IN Health Facility Financing Authority (Methodist Hospitals)[1]	5.500	09/15/2031	07/28/2013	A	4,031,975
3,420,000	IN Health Facility Financing Authority (Union Hospital)[1]	5.125	09/01/2018	07/28/2013	A	3,431,833
10,675,000	IN Health Facility Financing Authority (Union Hospital)[1]	5.250	09/01/2023	07/28/2013	A	10,710,761
105,000	IN Hsg. & Community Devel. Authority (Single Family Mtg.)[1]	5.250	01/01/2037	07/01/2014	A	110,121
40,000	IN Hsg. & Community Devel. Authority (Single Family Mtg.)[1]	6.450	01/01/2040	11/01/2013	A	41,704
40,000	Indianapolis, IN Local Public Improvement Bond Bank[1]	5.000	02/01/2029	07/06/2013	A	40,042
1,470,000	Indianapolis, IN Multifamily Hsg. (Berkley Common)[1]	5.750	07/01/2030	04/22/2020	A	1,541,574

48	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
Indiana Continued
$305,000	Indianapolis, IN Multifamily Hsg. (Cambridge Station Apartments)	4.850%	01/01/2021	08/10/2015	A	$307,577
7,405,000	Jasper, IN Hospital Authority (Little Company of Mary Hospital of Indiana)[1]	5.625	11/01/2022	07/28/2013	A	7,709,197
20,000	Jasper, IN Hospital Authority (Memorial Hospital and Health Center)[1]	5.500	11/01/2017	07/28/2013	A	20,052
4,800,000	Lake County, IN Building Corp.	5.000	02/01/2024	11/23/2021	A	4,836,096
50,000	Richmond, IN Hospital Authority (Reid Hospital & Health Care Services)[1]	6.500	01/01/2029	01/01/2019	A	55,151

						63,723,173
Kansas–0.4%
2,550,000	Arkansas City, KS Public Building Commission (South Central Regional Medical Center)	7.000	09/01/2029	09/01/2019	A	2,924,927
3,110,000	KS Devel. Finance Authority (Juvenile Justice Authority)[1]	5.250	05/01/2020	07/12/2013	A	3,115,971
3,300,000	KS Devel. Finance Authority (Juvenile Justice Authority)[1]	5.250	05/01/2021	07/12/2013	A	3,306,336
600,000	Pittsburgh, KS Transportation Devel. District (N. Broadway-Pittsburgh Town Center)	4.800	04/01/2027	03/31/2022	B	486,102
370,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)[1]	5.650	12/01/2036	12/01/2015	A	392,918
4,375,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)[2]	5.800	12/01/2038	12/01/2038		4,838,711
3,820,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)[2]	5.875	06/01/2039	06/01/2039		4,224,317
65,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)[1]	6.950	06/01/2029	05/15/2014	B	68,875

						19,358,157

49	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
Kentucky–0.5%
$15,000	Kenton County, KY Airport (Cincinnati/Northern Kentucky)[1]	5.000%	03/01/2023	07/28/2013	A	$15,054
100,000	Kenton County, KY Airport (Cincinnati/Northern Kentucky)	5.625	03/01/2015	07/28/2013	A	100,387
135,000	KY Area Devel. Districts (City of Ewing)[1]	5.400	12/01/2021	07/28/2013	A	135,247
1,515,000	KY EDFA (Louisville Arena Authority)[1]	5.750	12/01/2028	06/01/2018	A	1,590,947
3,815,000	KY EDFA (Owensboro Medical Health System)	6.000	06/01/2030	06/01/2020	A	4,177,005
11,130,000	KY Hsg. Corp., Series[1]	4.600	07/01/2025	01/01/2014	A	11,378,088
10,995,000	KY Hsg. Corp., Series G1	4.550	01/01/2026	01/01/2015	A	11,333,976
15,000	KY Hsg. Corp., Series N1	5.000	07/01/2027	07/01/2017	A	15,601
45,000	Louisville & Jefferson County, KY Regional Airport[1]	5.250	07/01/2031	07/28/2013	A	45,119

						28,791,424
Louisiana–2.8%
70,000	Calcasieu Parish, LA Industrial Devel. Board (Citgo Petroleum Corp.)[1]	6.000	07/01/2023	07/28/2013	A	70,050
190,000	De Soto Parish, LA Environmental Improvement (International Paper Company)[1]	5.600	11/01/2022	07/28/2013	A	190,144
2,000,000	De Soto Parish, LA Environmental Improvement (International Paper Company)[1]	5.850	11/01/2027	11/01/2013	A	2,008,400
245,000	De Soto Parish, LA Environmental Improvement (International Paper Company)[1]	6.375	05/01/2025	07/28/2013	A	245,341
15,000	East Baton Rouge, LA Mtg. Finance Authority (Single Family Mtg.)[1]	5.500	10/01/2025	07/28/2013	A	15,020

50	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
Louisiana Continued
$1,750,000	Jefferson Parish, LA Hospital Service District No. 1 (West Jefferson Medical Center)[1]	5.250%	01/01/2028	01/01/2022	A	$1,814,995
5,690,000	Jefferson Parish, LA Hospital Service District No. 2 (East Jefferson General Hospital)[1]	6.250	07/01/2026	07/01/2016	A	5,964,770
4,450,000	LA Citizens Property Insurance Corp.[1]	5.000	06/01/2024	06/01/2022	A	4,872,038
85,000	LA HFA (Homeownership)[1]	6.550	06/01/2040	06/01/2018	A	90,399
2,065,000	LA HFA (La Chateau)[1]	6.000	09/01/2017	10/29/2015	B	2,115,221
3,325,000	LA HFA (La Chateau)[1]	6.000	09/01/2020	03/29/2018	A	3,345,083
360,000	LA HFA (La Chateau)[1]	7.250	09/01/2039	09/01/2019	A	367,193
115,000	LA HFA (Single Family Mtg.)[1]	5.800	06/01/2035	09/27/2013	A	119,985
1,995,000	LA Local Government EF&CD Authority (Bellemont Apartments)[1]	6.000	09/01/2022	08/05/2018	B	1,813,575
420,000	LA State University & Agricultural & Mechanical College (Health Sciences Center)[1]	6.200	05/01/2020	07/28/2013	A	421,697
1,125,000	LA State University & Agricultural & Mechanical College (Health Sciences Center)[1]	6.375	05/01/2031	07/28/2013	A	1,129,140
100,000,000	LA Tobacco Settlement Financing Corp. (TASC)[1]	5.875	05/15/2039	03/21/2020	B	99,750,000
12,775,000	LA Tobacco Settlement Financing Corp. (TASC), Series B	5.500	05/15/2030	09/16/2013	B	12,743,063
2,000,000	Morehouse Parish, LA Pollution Control (International Paper Company)[1]	5.250	11/15/2013	11/15/2013		2,028,740
30,000	New Orleans, LA Sewage Service[1]	5.000	06/01/2016	07/28/2013	A	30,072

51	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
Louisiana Continued
$100,000	New Orleans, LA Sewage Service[1]	5.300%	06/01/2015	07/28/2013	A	$100,253
40,000	New Orleans, LA Sewage Service	5.375	06/01/2016	07/28/2013	A	40,107
55,000	New Orleans, LA Sewage Service	5.400	06/01/2017	07/28/2013	A	55,140
15,000	New Orleans, LA Sewage Service[1]	5.500	06/01/2017	07/28/2013	A	15,040
1,000,000	New Orleans, LA Sewage Service[1]	5.500	06/01/2017	07/28/2013	A	1,002,660
50,000	New Orleans, LA Sewage Service[1]	5.500	06/01/2019	07/28/2013	A	50,120
20,000	New Orleans, LA Sewage Service[1]	5.500	06/01/2020	07/28/2013	A	20,047
2,745,000	New Orleans, LA Water[1]	5.000	12/01/2020	07/28/2013	A	2,752,164
10,000	Opelousas, LA General Hospital Authority (Opelousas General Health System)	5.300	10/01/2018	10/01/2013	A	10,152
5,000,000	Saint Charles Parish, LA Gulf Zone (Valero Refining-New Orleans)[1]	4.000	12/01/2040	06/01/2022	C	4,993,550

						148,174,159
Maine–0.1%
345,000	Jay, ME Solid Waste Disposal (International Paper Company)[1]	5.125	06/01/2018	07/28/2013	A	345,228
2,825,000	ME Educational Authority (Student Loan)[1]	5.050	12/01/2027	12/06/2026	B	2,796,835
15,000	ME H&HEFA (Blue Hill Memorial Hospital/Bowdoin College Obligated Group)[1]	5.000	07/01/2018	07/24/2013	A	15,033
20,000	ME H&HEFA (Bridgton Hospital/Franklin Memorial Hospital/GINNE Obligated Group)[1]	5.250	07/01/2031	07/28/2013	A	20,014
20,000	ME H&HEFA (Mid Coast Hospital/Community Partners Obligated Group)[1]	6.000	07/01/2029	07/28/2013	A	20,071
110,000	ME H&HEFA, Series A1	5.375	07/01/2027	07/28/2013	A	110,331

52	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
Maine Continued
$40,000	ME H&HEFA, Series A1	6.000%	07/01/2024	07/28/2013	A	$40,182
35,000	ME H&HEFA, Series D1	5.000	07/01/2031	07/28/2013	A	35,015
2,265,000	ME Hsg. Authority[1]	4.800	11/15/2024	11/15/2013	A	2,275,238

						5,657,947
Maryland–0.1%
210,000	Annapolis, MD Economic Devel. (St. John’s College)[1]	5.500	10/01/2018	07/28/2013	A	210,874
5,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)[1]	5.350	07/01/2041	07/28/2013	A	5,003
2,980,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)[1]	5.750	09/01/2039	09/01/2016	A	3,183,147
275,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)[1]	6.250	07/01/2031	07/28/2013	A	275,429
1,915,000	MD H&HEFA (Carroll Hospital Center)[1]	5.000	07/01/2023	07/01/2022	A	2,116,611
500,000	MD H&HEFA (Carroll Hospital Center)[1]	5.000	07/01/2025	07/01/2022	A	537,705
500,000	MD H&HEFA (Carroll Hospital Center)[1]	5.000	07/01/2027	07/01/2022	A	529,550
65,000	MD H&HEFA (Johns Hopkins Hospital)	5.500	07/01/2026	07/28/2013	A	65,072
250,000	Montgomery County, MD Hsg. Opportunities Commission (Single Family Mtg.)[1]	5.750	07/01/2029	07/15/2013	A	254,485

						7,177,876
Massachusetts–1.2%
725,000	Auburn, MA GO1	5.125	06/01/2020	06/01/2014	A	753,101
25,000	Lynne, MA Water & Sewer Commission[1]	4.750	12/01/2027	12/01/2013	A	25,300
540,000	MA Devel. Finance Agency (Avon Association)[1]	5.000	04/01/2018	04/01/2018		588,989
6,295,000	MA Devel. Finance Agency (Boston Medical Center)[1]	5.250	07/01/2023	07/01/2022	A	6,895,291
6,425,000	MA Devel. Finance Agency (Boston Medical Center)[1]	5.250	07/01/2024	07/01/2022	A	6,901,735

53	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

Principal Amount		Coupon		Maturity	Effective Maturity**		Value
Massachusetts Continued
$4,770,000	MA Devel. Finance Agency (Boston Medical Center)[1]	5.250%		07/01/2025	07/01/2022	A	$5,056,105
2,335,000	MA Devel. Finance Agency (Boston Medical Center)[1]	5.250		07/01/2026	07/01/2022	A	2,453,828
235,000	MA Devel. Finance Agency (Curry College)[1]	5.250		03/01/2014	03/01/2014		241,145
500,000	MA Devel. Finance Agency (Loomis House/Loomis Communities Obligated Group)[1]	5.750		07/01/2023	07/28/2013	A	500,300
3,750,000	MA Devel. Finance Agency (VOA Ayer)	6.200		02/20/2046	02/15/2015	A	4,012,388
9,430,000	MA Educational Financing Authority	5.300		01/01/2016	07/28/2013	A	9,456,593
165,000	MA Educational Financing Authority, Series H1	6.350		01/01/2030	01/01/2018	A	175,463
60,000	MA H&EFA (Boston Medical Center)[1]	5.750		07/01/2031	07/01/2018	A	63,288
50,000	MA H&EFA (Capital Asset Program)	0.455	[4]	07/01/2030	07/04/2013	A	35,085
10,000	MA H&EFA (Harvard Pilgrim Health Care/Pilgrim Health Care Obligated Group)[1]	5.000		07/01/2018	07/28/2013	A	10,023
35,000	MA H&EFA (UMass Memorial Health Care/UMass Memorial Medical Center Obligated Group)[1]	5.000		07/01/2028	07/28/2013	A	35,001
245,000	MA H&EFA (VC/TC/FRS/VCS Obligated Group)[1]	5.250		11/15/2018	07/28/2013	A	245,299
1,600,000	MA HFA (Rental Hsg.)[1]	5.050		07/01/2018	07/28/2013	A	1,623,072
5,750,000	MA HFA (Single Family Hsg.)[1]	4.800		12/01/2027	12/01/2016	A	5,907,953
2,450,000	MA HFA, Series C1	5.250		07/01/2025	07/28/2013	A	2,457,375
3,530,000	MA HFA, Series Q1	5.050		12/01/2023	07/28/2013	A	3,584,503
185,000	MA Port Authority (US Airways)[1]	5.750		09/01/2016	07/28/2013	A	185,363
200,000	MA Port Authority (US Airways)[1]	5.800		09/01/2015	09/01/2015		199,844

54	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
Massachusetts Continued
$4,750,000	MA Port Authority (US Airways)[1]	5.875%	09/01/2023	07/28/2013	A	$4,752,660
6,935,000	MA Port Authority (US Airways)[1]	6.000	09/01/2021	07/28/2013	A	7,141,524
210,000	MA Water Pollution Abatement Trust[1]	5.250	02/01/2016	07/28/2013	A	210,842

						63,512,070
Michigan–7.2%
15,000	Battle Creek, MI Tax Increment Finance Authority[1]	5.000	05/01/2016	11/01/2013	A	15,104
7,690,000	Detroit, MI Building Authority[1]	5.125	07/01/2019	07/28/2013	A	7,696,075
1,835,000	Detroit, MI Downtown Devel. Authority[1]	5.000	07/01/2018	02/13/2016	B	1,834,872
2,000,000	Detroit, MI GO	5.000	04/01/2018	04/01/2018		1,964,200
100,000	Detroit, MI GO	5.000	04/01/2019	04/01/2019		97,793
20,000	Detroit, MI GO	5.000	04/01/2021	04/01/2021		17,536
250,000	Detroit, MI GO	5.000	04/01/2021	04/01/2021		241,405
500,000	Detroit, MI GO	5.250	04/01/2014	04/01/2014		479,995
425,000	Detroit, MI GO	5.375	04/01/2014	04/01/2014		423,483
1,100,000	Detroit, MI GO	5.375	04/01/2015	04/01/2015		1,086,778
1,535,000	Detroit, MI GO	5.375	04/01/2017	04/01/2017		1,473,385
135,000	Detroit, MI Local Devel. Finance Authority (Chrysler Corp.)[1]	5.375	05/01/2018	04/03/2016	B	130,036
300,000	Detroit, MI Sewer Disposal System[1]	5.000	07/01/2022	07/01/2022		299,997
35,000	Detroit, MI Sewer Disposal System[1]	5.000	07/01/2024	07/01/2024		35,000
1,800,000	Detroit, MI Sewer Disposal System[1]	5.250	07/01/2020	07/01/2020		1,849,338
2,000,000	Detroit, MI Sewer Disposal System[1]	5.250	07/01/2022	07/01/2017	A	2,012,180
9,265,000	Detroit, MI Sewer Disposal System[1]	5.250	07/01/2023	07/01/2017	A	9,311,418
5,930,000	Detroit, MI Sewer Disposal System[1]	7.000	07/01/2027	07/01/2019	A	6,484,336

55	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
Michigan Continued
$4,335,000	Detroit, MI Water and Sewerage Dept.[1]	5.000%	07/01/2022	07/01/2022		$4,344,320
5,000,000	Detroit, MI Water and Sewerage Dept.[1]	5.000	07/01/2023	07/01/2023		4,988,300
17,000,000	Detroit, MI Water and Sewerage Dept.[1]	5.500	07/01/2024	07/01/2017	A	17,103,020
31,990,000	Detroit, MI Water and Sewerage Dept.[1]	5.500	07/01/2025	07/01/2017	A	32,012,393
3,030,000	Detroit, MI Water Supply System[1]	5.000	07/01/2021	07/01/2015	A	3,035,727
4,090,000	Detroit, MI Water Supply System[1]	5.000	07/01/2021	07/01/2015	A	4,097,730
4,000,000	Detroit, MI Water Supply System[1]	5.000	07/01/2022	07/01/2015	A	4,002,240
580,000	Detroit, MI Water Supply System[1]	5.000	07/01/2023	07/01/2016	A	580,476
2,000,000	Detroit, MI Water Supply System[1]	5.000	07/01/2026	07/01/2015	A	2,000,140
530,000	Detroit, MI Water Supply System[1]	5.000	07/01/2026	07/01/2016	A	530,058
27,410,000	Detroit, MI Water Supply System[1]	5.000	07/01/2027	07/12/2026	B	27,192,091
100,000	Detroit, MI Water Supply System[1]	5.000	07/01/2027	07/01/2027		99,205
11,245,000	Detroit, MI Water Supply System[1]	5.000	07/01/2028	07/01/2028		11,186,301
400,000	Detroit, MI Water Supply System[1]	5.000	07/01/2029	07/13/2028	B	395,656
1,935,000	Detroit, MI Water Supply System[1]	5.000	07/01/2033	03/07/2033	B	1,909,710
440,000	Detroit, MI Water Supply System[1]	5.000	07/01/2034	02/17/2032	B	431,310
855,000	Detroit, MI Water Supply System[1]	5.500	07/01/2026	07/01/2018	A	884,822
270,000	Detroit, MI Water Supply System[1]	5.750	07/01/2025	07/01/2018	A	284,180
200,000	Detroit, MI Water Supply System[1]	5.750	07/01/2026	07/01/2018	A	209,184
3,070,000	Dickinson County, MI Healthcare System[1]	5.700	11/01/2018	07/28/2013	A	3,072,579
3,830,000	Ecorse City, MI GO1	5.800	11/01/2026	11/10/2019	A	3,926,746
10,000	Grand Rapids, MI Charter Township (Porter Hills Foundation)	5.200	07/01/2014	07/01/2013	A	10,004
10,000	Huron Shore, MI Regional Utility Authority (Water & Sewer System)	5.625	05/01/2015	11/01/2013	A	10,177

56	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
Michigan Continued
$3,560,000	MI Finance Authority (Local Government Loan Program)[1]	5.000%	11/01/2023	11/01/2019	A	$3,872,070
6,895,000	MI Finance Authority (Local Government Loan Program)[1]	5.000	11/01/2024	11/01/2019	A	7,360,964
7,250,000	MI Finance Authority (Local Government Loan Program)[1]	5.000	11/01/2025	11/01/2019	A	7,681,955
7,620,000	MI Finance Authority (Local Government Loan Program)[1]	5.000	11/01/2026	11/01/2019	A	8,028,127
8,010,000	MI Finance Authority (Local Government Loan Program)[1]	5.000	11/01/2027	11/01/2019	A	8,419,231
8,855,000	MI Finance Authority (Local Government Loan Program)[1]	5.000	11/01/2029	11/01/2019	A	9,185,380
10,010,000	MI Finance Authority (Local Government Loan Program)[1]	5.000	11/01/2032	11/01/2019	A	10,255,145
1,500,000	MI Finance Authority (School District)[1]	5.000	06/01/2017	06/01/2017		1,652,925
2,400,000	MI Finance Authority (School District)[1]	5.000	06/01/2018	06/01/2018		2,663,448
1,820,000	MI Finance Authority (School District)[1]	5.000	06/01/2019	06/01/2019		2,043,514
1,150,000	MI Finance Authority (School District)[1]	5.000	06/01/2020	06/01/2020		1,289,714
15,000,000	MI Finance Authority (Unemployment Obligation Assessment)[1]	5.000	07/01/2023	07/01/2014	A	15,640,800
2,390,000	MI Hospital Finance Authority (McLaren Health Care Corp.)[1]	5.000	06/01/2023	06/01/2022	A	2,656,150
2,765,000	MI Hospital Finance Authority (McLaren Health Care Corp.)[1]	5.000	06/01/2024	06/01/2022	A	3,022,643
2,895,000	MI Hospital Finance Authority (McLaren Health Care Corp.)[1]	5.000	06/01/2025	06/01/2022	A	3,131,116
2,000,000	MI Hospital Finance Authority (McLaren Health Care Corp.)[1]	5.000	06/01/2026	06/01/2022	A	2,138,240
2,000,000	MI Hospital Finance Authority (McLaren Health Care Corp.)[1]	5.000	06/01/2027	06/01/2022	A	2,127,200

57	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
Michigan Continued
$130,000	MI Hospital Finance Authority (Memorial Hospital)[1]	5.750%	11/15/2015	07/12/2013	A	$130,272
1,025,000	MI Hospital Finance Authority (Memorial Hospital)[1]	5.875	11/15/2021	07/12/2013	A	1,027,194
20,000	MI Hospital Finance Authority (St. John Hospital)	5.750	05/15/2016	07/28/2013	A	20,950
4,000,000	MI Hospital Finance Authority (Trinity Health Credity Group)[1]	5.000	12/01/2027	06/01/2022	A	4,294,520
10,000,000	MI Hospital Finance Authority (Trinity Health Credity Group)[1]	5.000	12/01/2028	06/01/2022	A	10,628,300
10,000,000	MI Hospital Finance Authority (Trinity Health Credity Group)[1]	5.000	12/01/2029	06/01/2022	A	10,521,600
2,435,000	MI Hsg. Devel. Authority (Danbury Manor)	5.300	06/01/2035	08/01/2013	A	2,499,576
16,685,000	MI Hsg. Devel. Authority, Series A1	5.150	10/01/2029	07/28/2013	A	16,791,951
50,000	MI Hsg. Devel. Authority, Series A1	5.300	10/01/2037	07/28/2013	A	50,031
50,000	MI Municipal Bond Authority[1]	6.000	11/01/2023	07/28/2013	A	50,210
5,000	MI Municipal Bond Authority	7.100	11/01/2014	07/28/2013	A	5,023
230,000	MI Public Educational Facilities Authority (Old Redford Academy)[1]	5.000	12/01/2013	12/01/2013		231,228
8,290,000	MI Tobacco Settlement Finance Authority[1]	5.125	06/01/2022	07/08/2019	B	7,407,612
20,000,000	Royal Oak, MI Hospital Finance Authority (William Beaumont Hospital)[1]	6.250	08/01/2023	08/01/2014	A	20,556,800
1,365,000	Star International Academy, MI (Public School Academy)[1]	5.000	03/01/2022	01/17/2020	A	1,386,649
7,225,000	Wayne County, MI Airport Authority[1]	4.000	12/01/2020	12/01/2020		7,640,004
13,415,000	Wayne County, MI Airport Authority[1]	5.000	12/01/2021	12/01/2021		14,955,579
10,890,000	Wayne County, MI Airport Authority[1]	5.000	12/01/2022	12/01/2021	A	11,900,810

58	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
Michigan Continued
$6,250,000	Wayne County, MI Airport Authority (Detroit Metro Wayne Airport)[1]	5.000%	12/01/2024	12/01/2017	A	$6,640,000
5,830,000	Wayne County, MI Airport Authority (Detroit Metro Wayne Airport)[1]	5.250	12/01/2021	12/01/2015	A	6,318,321
7,265,000	Wayne County, MI Airport Authority (Detroit Metro Wayne Airport)[1]	5.250	12/01/2025	12/01/2015	A	7,757,276
1,485,000	Wayne County, MI Building Authority[1]	5.250	06/01/2016	07/28/2013	A	1,490,717
30,000	Wayne County, MI Downriver Sewer Disposal[1]	5.125	11/01/2018	11/01/2013	A	30,454
2,880,000	Wayne, MI Charter County GO1	6.750	11/01/2039	07/17/2019	A	3,152,246
20,000	Wexford County, MI Water Supply System[1]	6.250	11/01/2024	07/28/2013	A	20,244

						384,435,489
Minnesota–0.0%
180,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)	5.000	03/01/2014	03/01/2014		182,453
145,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)	5.000	09/01/2014	09/01/2014		148,419
145,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)	5.000	03/01/2015	03/01/2015		148,644
150,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)	5.000	09/01/2015	09/01/2015		154,857
160,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)	5.000	03/01/2017	03/01/2017		164,378
330,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)	5.000	09/01/2017	09/01/2017		340,167
335,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)	5.000	03/01/2018	03/01/2018		342,883
345,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)	5.000	09/01/2018	09/01/2018		353,894

						1,835,695
Mississippi–0.8%
90,000	Gulfport, MS Hospital Facility (Memorial Hospital at Gulfport)[1]	5.500	07/01/2021	07/28/2013	A	90,141

59	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
Mississippi Continued
$590,000	Gulfport, MS Hospital Facility (Memorial Hospital at Gulfport)[1]	5.750%	07/01/2031	07/28/2013	A	$590,460
35,000	Gulfport, MS Hospital Facility (Memorial Hospital at Gulfport)	6.125	07/01/2015	07/20/2013	A	35,120
745,000	Gulfport, MS Hospital Facility (Memorial Hospital at Gulfport)[1]	6.200	07/01/2018	07/28/2013	A	746,833
4,680,000	Jackson, MS Hsg. Authority (The Woodlands)[1]	5.375	04/01/2031	07/28/2013	A	4,791,992
25,000	MS Business Finance Corp. (Mississippi Power Company)[1]	5.150	09/01/2028	10/16/2013	A	25,063
22,320,000	MS Business Finance Corp. (System Energy Resources)[1]	5.875	04/01/2022	07/28/2013	A	22,374,014
15,000	MS Devel. Bank (Oktibbeha County Hospital)[1]	5.250	07/01/2027	07/28/2013	A	15,012
105,000	MS Home Corp. (Valley State Student Hsg.)	5.300	12/01/2028	01/09/2027	B	61,218
8,110,000	MS Hospital Equipment & Facilities Authority (MBHS/MBMC Obligated Group)[1]	5.000	08/15/2026	08/15/2017	A	8,400,014
1,625,000	MS Hospital Equipment & Facilities Authority (Southwest Mississippi Regional Medical Center)	5.750	04/01/2029	04/01/2014	A	1,625,845
100,000	MS Small Business Enterprise[1]	4.750	12/01/2017	12/01/2013	A	101,011
50,000	MS Small Business Enterprise	5.700	12/01/2013	07/28/2013	A	50,197
20,000	Tupelo, MS GO1	5.900	08/01/2013	08/01/2013		20,101
3,020,000	Warren County, MS Environmental Improvement (International Paper Company)[1]	5.850	11/01/2027	11/01/2013	A	3,032,473
1,075,000	Warren County, MS Environmental Improvement (International Paper Company)[1]	6.250	09/01/2023	07/28/2013	A	1,076,387

						43,035,881

60	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
Missouri–0.9%
$90,000	Belton, MO Tax Increment (Belton Town Center)	5.000%	03/01/2014	03/01/2014		$90,941
125,000	Belton, MO Tax Increment (Belton Town Center)	5.125	03/01/2015	03/01/2015		127,718
100,000	Belton, MO Tax Increment (Belton Town Center)	5.250	03/01/2016	03/01/2016		103,046
365,000	Bi-State Devel. Agency, MO of the Missouri-Illinois Metro District (Metrolink Cross County)[1]	5.000	10/01/2032	10/01/2013	A	367,909
25,000	Cape Girardeau County, MO IDA (Procter & Gamble Company)[1]	5.300	05/15/2028	07/28/2013	A	25,021
25,000	Kansas City, MO Passenger Facility[1]	5.000	04/01/2023	07/28/2013	A	25,090
20,000	Kansas City, MO Passenger Facility[1]	5.000	04/01/2024	07/28/2013	A	20,060
700,000	Kansas City, MO Tax Increment (Briarcliff West)	5.150	06/01/2016	06/01/2014	A	722,204
100,000	Kansas City, MO Tax Increment (Shoal Creek Parkway)	5.000	06/01/2021	12/01/2013	A	101,631
2,100,000	Kansas City, MO Tax Increment (Shoal Creek Parkway)	5.625	06/01/2023	09/01/2014	A	2,127,321
775,000	Maplewood, MO Tax (Maplewood South Redevel.)	5.200	11/01/2022	11/01/2018	B	754,827
1,200,000	Meadows, MO Transportation Devel. District[1]	5.400	05/01/2035	05/01/2018	A	1,229,136
750,000	MO Devel. Finance Board (Independence Electric System)[1]	5.625	06/01/2029	06/01/2014	A	786,683
5,000	MO Environmental Improvement & Energy Resources Authority[1]	5.125	01/01/2019	07/28/2013	A	5,019
25,000	MO Environmental Improvement & Energy Resources Authority[1]	5.450	01/01/2018	07/28/2013	A	25,065
580,000	MO Environmental Improvement & Energy Resources Authority[1]	5.500	07/01/2019	07/28/2013	A	582,419

61	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
Missouri Continued
$390,000	MO Environmental Improvement & Energy Resources Authority (Union Electric Company)[1]	5.450%	10/01/2028	07/28/2013	A	$391,037
175,000	MO Environmental Improvement & Energy Resources Authority (Union Electric Company)[1]	5.450	10/01/2028	07/28/2013	A	175,466
20,000,000	MO H&EFA (SLHS/SLHOKC Obligated Group)[1]	5.500	11/15/2028	11/15/2018	A	22,045,400
3,390,000	MO H&EFA (Southwest Baptist University)[1]	5.000	10/01/2027	10/01/2022	A	3,510,447
15,000	MO Monarch-Chesterfield Levee District[1]	5.750	03/01/2019	07/28/2013	A	15,055
10,000	MO Southern State College (Auxiliary Enterprise System)[1]	5.500	04/01/2023	07/28/2013	A	10,012
275,000	Raymore, MO Tax Increment	5.125	03/01/2014	03/01/2014		246,906
230,000	Raymore, MO Tax Increment	5.125	03/01/2015	03/01/2015		175,872
3,080,000	Raytown, MO Annual Appropriation-Supported Tax (Raytown Live Redevel. Plan)[1]	5.125	12/01/2031	06/01/2017	A	3,187,646
1,370,000	Richmond Heights, MO Tax Increment & Transportation Sales Tax	5.200	11/01/2021	11/01/2013	A	1,371,329
500,000	St. Joseph, MO IDA (Shoppes at North Village)	5.100	11/01/2019	11/01/2014	A	502,925
1,165,000	St. Louis, MO Airport (Lambert-St. Louis International Airport)[1]	5.000	07/01/2021	07/01/2021		1,300,816
1,345,000	St. Louis, MO Airport (Lambert-St. Louis International Airport)[1]	5.000	07/01/2024	07/01/2022	A	1,436,473
3,705,000	St. Louis, MO Airport (Lambert-St. Louis International Airport)[1]	5.000	07/01/2024	07/01/2017	A	3,853,904
1,215,000	St. Louis, MO Airport (Lambert-St. Louis International Airport)[1]	5.000	07/01/2026	07/01/2022	A	1,268,739

62	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
Missouri Continued
$100,000	St. Louis, MO Airport (Lambert-St. Louis International Airport)[1]	6.250%	07/01/2029	07/01/2019	A	$112,252
100,000	St. Louis, MO IDA (St. Raymond Apartment Associates)[1]	5.125	12/20/2029	12/20/2013	A	100,974
1,350,000	Strother, MO Interchange Transportation Devel. District (Lees Summit)	5.000	05/01/2024	08/27/2021	B	1,281,582

						48,080,925
Montana–0.4%
215,000	Crow, MT Finance Authority (Tribal)[1]	5.700	10/01/2027	07/28/2013	A	215,346
835,000	MT Board of Hsg. (Single Family)[1]	4.300	12/01/2014	12/01/2013	A	850,581
2,200,000	MT Board of Hsg. (Single Family)[1]	4.750	12/01/2023	12/01/2013	A	2,245,936
2,660,000	MT Board of Hsg. (Single Family)[1]	4.800	06/01/2029	12/01/2013	A	2,706,071
7,310,000	MT Board of Hsg. (Single Family)[1]	5.150	12/01/2024	12/01/2013	A	7,472,794
8,240,000	MT Board of Hsg. (Single Family)[1]	5.200	12/01/2030	12/01/2013	A	8,424,082

						21,914,810
Multi States–0.7%
10,000,000	Centerline Equity Issuer Trust[1,7]	6.000	05/15/2015	05/15/2015		10,776,000
8,000,000	Munimae TE Bond Subsidiary[1]	5.300	11/29/2049	09/30/2015	C	7,679,920
3,000,000	Munimae TE Bond Subsidiary[1]	5.500	11/29/2049	09/30/2015	C	2,579,970
3,708,434	Public Hsg. Capital Fund Multi-State Revenue Trust I1	4.500	07/01/2022	07/01/2022		3,868,008
3,055,984	Public Hsg. Capital Fund Multi-State Revenue Trust II1	4.500	07/01/2022	07/01/2022		3,174,465
9,115,491	Public Hsg. Capital Fund Multi-State Revenue Trust III[1]	5.000	07/01/2022	07/01/2022		9,317,399

						37,395,762
Nebraska–0.2%
125,000	NE Central Plains Gas Energy[1]	5.000	12/01/2013	12/01/2013		126,903

63	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
Nebraska Continued
$750,000	NE Central Plains Gas Energy[1]	5.250%	12/01/2018	12/01/2018		$823,335
30,000	NE Investment Finance Authority (Multifamily Hsg.)[1]	6.200	06/01/2028	07/28/2013	A	30,050
1,395,000	NE Public Power District[1]	5.000	01/01/2019	01/01/2018	A	1,586,171
1,500,000	NE Public Power District[1]	5.000	01/01/2020	01/01/2018	A	1,699,995
1,300,000	NE Public Power District[1]	5.000	01/01/2021	01/01/2018	A	1,470,326
1,100,000	NE Public Power District[1]	5.000	01/01/2022	01/01/2018	A	1,241,086
2,000,000	NE Public Power District[1]	5.000	01/01/2023	01/01/2018	A	2,241,840
1,375,000	NE Public Power District[1]	5.000	01/01/2024	01/01/2018	A	1,537,498
1,000,000	NE Public Power District[1]	5.000	01/01/2025	01/01/2018	A	1,108,440
1,100,000	NE Public Power District[1]	5.000	01/01/2026	01/01/2018	A	1,198,714

						13,064,358
Nevada–0.9%
160,000	Clark County, NV Economic Devel. (Alexander Dawson School at Rainbow Mountain)[1]	5.375	05/15/2033	07/28/2013	A	160,446
890,000	Clark County, NV Improvement District (Summerlin South Area)	5.000	02/01/2017	02/01/2017		938,042
970,000	Clark County, NV Improvement District (Summerlin South Area)	5.000	02/01/2018	02/01/2018		1,024,863
1,035,000	Clark County, NV Improvement District (Summerlin South Area)	5.000	02/01/2019	02/01/2019		1,098,073
595,000	Clark County, NV Improvement District (Summerlin South Area)	5.000	02/01/2020	02/01/2020		629,159
980,000	Clark County, NV Improvement District (Summerlin South Area)	5.000	02/01/2021	02/01/2021		1,029,823
25,000	Henderson, NV Health Care Facility (Catholic Healthcare West/BMH Obligated Group)[1]	5.625	07/01/2024	07/01/2014	A	26,179

64	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
Nevada Continued
$140,000	Henderson, NV Redevel. Agency Tax Allocation[1]	5.100%	10/01/2020	10/01/2013	A	$140,269
50,000	Henderson, NV Redevel. Agency Tax Allocation	6.900	10/01/2017	10/01/2013	A	50,323
25,000	Henderson, NV Redevel. Agency Tax Allocation	7.200	10/01/2025	10/01/2013	A	25,057
100,000	Las Vegas, NV Special Improvement District (Sumerlin Village)	5.375	06/01/2014	06/01/2014		102,408
250,000	Las Vegas, NV Special Improvement District (Sumerlin Village)	5.500	06/01/2015	12/01/2013	A	259,885
500,000	Las Vegas, NV Special Improvement District No. 607	5.000	06/01/2022	06/01/2022		515,715
450,000	Las Vegas, NV Special Improvement District No. 607	5.000	06/01/2023	06/01/2023		459,887
225,000	Las Vegas, NV Special Improvement District No. 607	5.000	06/01/2024	06/01/2024		228,209
1,440,000	North Las Vegas, NV GO1	5.000	05/01/2024	05/01/2016	A	1,477,210
1,000,000	North Las Vegas, NV GO1	5.000	05/01/2025	05/01/2016	A	1,020,810
1,350,000	North Las Vegas, NV GO1	5.000	05/01/2027	05/01/2016	A	1,370,385
5,440,000	North Las Vegas, NV GO1	5.000	05/01/2028	05/01/2016	A	5,505,661
10,875,000	North Las Vegas, NV GO1	5.000	05/01/2030	05/01/2016	A	10,928,614
160,000	North Las Vegas, NV Wastewater Reclamation System[1]	5.000	10/01/2022	10/01/2016	A	165,960
1,705,000	North Las Vegas, NV Wastewater Reclamation System[1]	5.000	10/01/2023	10/01/2016	A	1,761,231
3,725,000	North Las Vegas, NV Wastewater Reclamation System[1]	5.000	10/01/2026	10/01/2016	A	3,794,173
6,605,000	NV Hsg. Division (Multi-Unit Hsg.)[1]	5.700	10/01/2033	07/28/2013	A	6,717,483
260,000	NV Hsg. Division (Multi-Unit Hsg.)[1]	5.900	10/01/2016	08/01/2013	A	260,832
15,000	NV Hsg. Division (Single Family Mtg.)[1]	5.650	04/01/2022	07/28/2013	A	15,021
100,000	Reno, NV Capital Improvement[1]	5.500	06/01/2019	07/19/2013	A	100,300

65	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
Nevada Continued
$5,665,000	Reno, NV Health (DHlth/BMH/CHSB Obligated Group)[1]	5.250%	07/01/2031	07/01/2017	A	$5,834,950
300,000	Reno, NV Redevel. Agency (Downtown Redevel.)	5.000	09/01/2014	07/28/2013	A	300,687
100,000	Reno, NV Redevel. Agency (Downtown Redevel.)[1]	5.000	09/01/2017	07/28/2013	A	100,149
120,000	Washoe County, NV Hospital Facility (Renown Regional Medical Center/Renown Network Servicces Obligated Group)[1]	5.125	06/01/2031	07/28/2013	A	120,013

						46,161,817
New Hampshire–0.3%
265,000	NH Business Finance Authority (Pennichuck Water Works)	6.300	05/01/2022	07/28/2013	A	266,076
4,500,000	NH Business Finance Authority (Public Service Company of NH)[1]	4.750	05/01/2021	07/28/2013	A	4,602,510
2,780,000	NH H&EFA (Elliot Hospital/Elliot Health System Obligated Group)[1]	5.600	10/01/2022	10/01/2013	A	2,782,697
7,865,000	NH H&EFA (Southern New Hampshire Medical Center/Southern New Hampshire Health System Obligated Group)[1]	5.000	10/01/2032	10/01/2017	A	8,136,972
60,000	NH HFA (Prescott Hills Apartments)[1]	6.150	07/01/2040	07/28/2013	A	60,960
50,000	NH HFA (Single Family Mtg.)[1]	5.000	07/01/2031	01/01/2016	A	50,943
290,000	NH HFA (Single Family Mtg.)[1]	5.750	01/01/2037	07/01/2017	A	301,855
940,000	NH HFA (Single Family Mtg.)[1]	5.850	01/01/2034	07/28/2013	A	969,328

						17,171,341
New Jersey–1.6%
4,335,000	Essex County, NJ Improvement Authority (Ballantyne House)[1]	4.850	11/01/2032	07/28/2013	A	4,337,211

66	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
New Jersey Continued
$5,000	Mount Holly, NJ Municipal Utilities Authority	4.750%	12/01/2018	07/28/2013	A	$5,015
1,075,000	Newark, NJ GO (Special Emergency Notes)	2.000	12/11/2013	12/11/2013		1,078,591
2,750,000	NJ EDA (Masonic Charity Foundation of New Jersey)[1]	6.000	06/01/2025	07/28/2013	A	2,753,548
595,000	NJ EDA (Motor Vehicle Surcharges)[1]	5.250	07/01/2031	07/01/2014	A	614,540
4,320,000	NJ EDA (Motor Vehicle Surcharges)[1]	5.250	07/01/2033	07/01/2014	A	4,461,869
50,000	NJ EDA (Municipal Rehabilitation)[1]	4.625	04/01/2025	07/28/2013	A	50,140
1,255,000	NJ EDA (Paterson Charter School)[1]	5.000	07/01/2022	04/22/2019	B	1,272,256
2,000,000	NJ EDA (School Facilities Construction)[1]	5.750	09/01/2023	03/01/2021	A	2,333,160
990,000	NJ Educational Facilities Authority (Georgian Court University)[1]	5.000	07/01/2027	07/01/2017	A	1,009,424
1,275,000	NJ Health Care Facilities Financing Authority (Deborah Heart & Lung Center)[1]	6.200	07/01/2013	07/01/2013		1,274,987
5,000,000	NJ Health Care Facilities Financing Authority (Deborah Heart & Lung Center)[1]	6.300	07/01/2023	05/20/2019	B	4,789,500
70,000	NJ Health Care Facilities Financing Authority (Raritan Bay Medical Center)	7.250	07/01/2014	07/15/2013	A	70,081
13,000,000	NJ Health Care Facilities Financing Authority (Trinitas Hospital/Marillac Corp. Obligated Group)[1]	5.250	07/01/2023	03/22/2017	A	13,734,370
10,000,000	NJ Health Care Facilities Financing Authority (Virtual Health)[1]	6.000	07/01/2029	01/01/2014	A	10,103,400
30,645,000	NJ Tobacco Settlement Financing Corp.[1]	4.500	06/01/2023	09/23/2016	B	29,572,731

67	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

Principal Amount		Coupon		Maturity	Effective Maturity**		Value
New Jersey Continued
$5,000,000	NJ Transportation Trust Fund Authority[1]	5.250%		06/15/2026	06/15/2021	A	$5,527,350

							82,988,173
New Mexico–0.0%
10,000	NM Finance Authority (Revolving Fund)	4.750		06/01/2016	07/28/2013	A	10,035
125,000	NM Hospital Equipment Loan Council (PHSvcs/BCHCC/PHCF Obligated Group)[1]	6.125		08/01/2028	08/01/2018	A	142,585
10,000	University of New Mexico[1]	4.750		01/01/2028	07/01/2014	A	10,073

							162,693
New York–1.8%
8,000,000	NY Counties Tobacco Trust III[1]	6.000		06/01/2043	07/28/2013	A	8,028,560
4,610,000	NY TSASC, Inc. (TFABs)[1]	4.750		06/01/2022	05/16/2015	B	4,503,371
15,000,000	NYC GO1	4.900	[4]	12/15/2028	07/05/2013	A	15,308,700
13,695,000	NYC Transitional Finance Authority[1]	5.500		11/01/2028	11/01/2015	A	14,851,954
4,855,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	5.750		12/01/2022	07/28/2013	A	4,969,529
5,055,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	5.750		12/01/2025	07/28/2013	A	5,155,493
40,000,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	6.500		12/01/2028	12/01/2015	A	43,094,000
2,500,000	Westchester County, NY Tobacco Asset Securitization Corp.[1]	5.125		06/01/2045	09/19/2034	B	2,049,675

							97,961,282
North Carolina–0.2%
2,000,000	NC Capital Facilities Finance Agency (Meredith College)[1]	6.000		06/01/2031	06/01/2018	A	2,092,480
720,000	NC Medical Care Commission (AHA1HC/AHA3HC/AHA4HC/AHACHC/AHEHC/ AHA7HC Obligated Group)	5.500		10/01/2024	10/01/2014	A	745,963
1,000,000	NC Medical Care Commission (AHACHC)	5.800		10/01/2034	10/01/2014	A	1,035,070

68	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
North Carolina Continued
$1,620,000	NC Medical Care Commission (Catholic Health East)[1]	5.250%	11/15/2022	05/15/2017	A	$1,722,805
1,970,000	NC Medical Care Commission (Catholic Health East)[1]	5.250	11/15/2023	05/15/2017	A	2,082,920
1,040,000	NC Medical Care Commission (Novant Health/Forsyth Memorial Hospital Obligated Group)[1]	5.000	11/01/2017	11/01/2013	A	1,055,870
525,000	NC Medical Care Commission (Scotland Memorial Hospital)[1]	5.500	10/01/2019	07/28/2013	A	526,003
2,000,000	NC Medical Care Commission (UHSEC)[1]	6.000	12/01/2029	12/01/2018	A	2,265,620

						11,526,731
North Dakota–0.0%
50,000	Bismarck, ND Health Care Facilities (St. Alexius Medical Center/Garrison Memorial Hospital Obligated Group)[1]	5.000	07/01/2028	07/28/2013	A	50,030
100,000	ND Board of Higher Education Student Services Facilities	5.500	08/01/2023	08/01/2015	A	101,016
15,000	Ward County, ND Health Care Facilities (Trinity Hospital/Trinity Medical Center/Trinity Nursing Home Obligated Group)[1]	6.250	07/01/2021	07/26/2013	A	15,029

						166,075
Ohio–3.9%
1,000,000	Akron Bath Copley, OH Joint Township Hospital District (Children’s Hospital Medical Center of Akron)[1]	5.000	11/15/2024	05/15/2022	A	1,081,180
3,450,000	Akron Bath Copley, OH Joint Township Hospital District (Children’s Hospital Medical Center of Akron)[1]	5.000	11/15/2025	05/15/2022	A	3,683,669
50,910,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[1]	5.125	06/01/2024	07/10/2020	B	45,861,255

69	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
Ohio Continued
$8,210,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[1]	5.375%	06/01/2024	07/10/2020	B	$7,525,122
13,925,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[1]	5.875	06/01/2030	12/24/2027	B	11,833,744
1,000,000	Butler County, OH GO1	5.000	12/01/2022	12/01/2022		1,176,580
70,000	Centerville, OH GO1	5.625	12/01/2026	12/01/2013	A	71,304
40,000	Cleveland, OH Rock Glen Hsg. Assistance Corp. (Ambleside Apartments)	7.000	06/01/2018	07/28/2013	A	40,018
635,000	Cleveland-Cuyahoga County, OH Port Authority (Cleveland Christian Home)[1]	5.250	11/15/2015	04/11/2014	A	637,451
1,225,000	Cleveland-Cuyahoga County, OH Port Authority (Port Cleveland)[1]	5.375	05/15/2018	11/15/2013	A	1,226,666
240,000	Cleveland-Cuyahoga County, OH Port Authority (Universal Heat Treating)[1]	6.500	11/15/2014	07/28/2013	A	240,310
46,435,000	Cuyahoga County, OH Hospital Facilities (CSAHS-UHHS-Cuyahoga/Canton Obligated Group)[1]	7.500	01/01/2030	07/28/2013	A	46,478,649
3,060,000	Cuyahoga County, OH Multifamily (Vesta-Cleveland)	5.300	08/20/2034	08/20/2013	A	3,099,137
1,120,000	Dayton-Montgomery County, OH Port Authority (Dayton Regional Bond Fund-Maverick)	5.125	05/15/2022	09/21/2016	A	1,120,907
1,585,000	Dublin, OH Industrial Devel. (Dublin Health Care Corp.)	7.500	12/01/2016	11/28/2013	A	1,584,952
240,000	Field, OH Local School District (School Facilities Construction & Improvement)	5.000	12/01/2027	06/01/2015	A	260,527

70	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
Ohio Continued
$300,000	Field, OH Local School District (School Facilities Construction & Improvement)	5.000%	12/01/2027	06/01/2015	A	$303,369
445,000	Field, OH Local School District (School Facilities Construction & Improvement)	5.000	12/01/2032	06/01/2015	A	483,061
555,000	Field, OH Local School District (School Facilities Construction & Improvement)	5.000	12/01/2032	06/01/2015	A	558,164
995,000	Grove City, OH Tax Increment Financing	5.125	12/01/2016	06/25/2015	B	1,059,476
1,500,000	Hamilton County, OH Health Care Facilities (Christ Hospital)[1]	5.250	06/01/2023	06/01/2022	A	1,642,185
5,715,000	Hamilton County, OH Health Care Facilities (Christ Hospital)[1]	5.250	06/01/2024	06/01/2022	A	6,098,076
6,200,000	Hamilton County, OH Health Care Facilities (Christ Hospital)[1]	5.250	06/01/2025	06/01/2022	A	6,527,608
9,935,000	Hamilton County, OH Health Care Facilities (Christ Hospital)[1]	5.250	06/01/2026	06/01/2022	A	10,372,239
7,000,000	Hamilton County, OH Health Care Facilities (Christ Hospital)[1]	5.250	06/01/2027	06/01/2022	A	7,265,720
20,000	Knox County, OH (Job & Family Services Building Construction)[1]	5.000	12/01/2022	07/28/2013	A	20,030
10,000	Lake County, OH Sewer District Improvements	5.850	12/01/2016	07/28/2013	A	10,044
2,000,000	Lorain County, OH Port Authority (Kendal at Oberlin)[1]	5.000	11/15/2030	11/15/2023	A	2,067,840
535,000	Lucas County, OH GO1	6.500	12/01/2016	07/28/2013	A	537,680
205,000	Lucas, OH Metropolitan Hsg. Authority[1]	5.250	09/01/2022	09/01/2022		230,650
260,000	Lucas, OH Metropolitan Hsg. Authority[1]	5.250	09/01/2023	09/01/2023		292,019
275,000	Lucas, OH Metropolitan Hsg. Authority[1]	5.250	09/01/2024	09/01/2021	A	306,017

71	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
Ohio Continued
$290,000	Lucas, OH Metropolitan Hsg. Authority[1]	5.250%	09/01/2025	09/01/2021	A	$319,908
305,000	Lucas, OH Metropolitan Hsg. Authority[1]	5.250	09/01/2026	09/01/2024	A	330,855
320,000	Lucas, OH Metropolitan Hsg. Authority[1]	5.250	09/01/2027	09/01/2024	A	345,254
40,000	OH Capital Corp. for Hsg. (The Conifers)[1]	6.300	06/01/2028	07/28/2013	A	40,067
460,000	OH Economic Devel. (Astro Instrumentation)[1]	5.450	06/01/2022	12/01/2013	A	472,599
30,000	OH HFA[1]	5.250	09/01/2030	07/28/2013	A	30,025
5,000,000	OH Higher Education Facility Commission (Cleveland Clinic Health System)[1]	5.000	01/01/2027	01/01/2022	A	5,421,350
8,000,000	OH Higher Education Facility Commission (Cleveland Clinic Health System)[1]	5.000	01/01/2028	01/01/2022	A	8,602,000
2,000,000	OH Higher Education Facility Commission (Cleveland Clinic Health System)[1]	5.000	01/01/2029	01/01/2022	A	2,129,660
2,915,000	Penta, OH Career Center COP[1]	5.250	04/01/2024	04/01/2022	A	3,327,502
2,080,000	Penta, OH Career Center COP[1]	5.250	04/01/2025	04/01/2022	A	2,347,446
1,900,000	Port of Greater Cincinnati, OH Devel. Authority (Public Parking Infrastructure)[6]	6.300	02/15/2024	10/07/2019	B	1,136,618
1,950,000	Port of Greater Cincinnati, OH Devel. Authority (Public Parking Infrastructure)[6]	6.400	02/15/2034	02/27/2030	B	1,166,958
3,480,000	Portage County, OH Port Authority (Northeast Ohio Medical University)[1]	5.000	12/01/2026	06/01/2022	A	3,657,097
750,000	Ross County, OH Hospital (Adena Health System)[1]	5.750	12/01/2028	12/01/2018	A	818,183
215,000	Scioto County, OH Marine Terminal Facility (Norfolk & Western Railway Company)	5.300	08/15/2013	08/15/2013		215,753

72	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
Ohio Continued
$1,370,000	Summit County, OH Port Authority (University of Akron Student Hsg.)[1]	5.250%	01/01/2024	01/01/2021	A	$1,513,768
10,000	Toledo, OH GO1	6.350	12/01/2025	07/28/2013	A	10,040
1,680,000	Toledo-Lucas County, OH Port Authority (Bax Global)	6.250	11/01/2013	11/01/2013		1,678,387
275,000	Toledo-Lucas County, OH Port Authority (Creekside Devel. Company)[1]	6.600	11/15/2015	07/28/2013	A	275,091
10,760,000	Toledo-Lucas County, OH Port Authority (Crocker Park)	5.250	12/01/2023	12/01/2013	A	11,072,686
1,425,000	Toledo-Lucas County, OH Port Authority (Northwest Ohio)[1]	6.375	11/15/2032	11/15/2013	A	1,455,281
140,000	Toledo-Lucas County, OH Port Authority (Woodsage Properties)[1]	5.400	05/15/2014	02/14/2014	B	139,689

						210,201,866
Oklahoma–1.4%
85,000	Cherokee County, OK EDA (NSU Student Hsg.)	5.250	12/01/2034	12/01/2015	A	85,264
20,000	OK Colleges Board of Regents COP (Lease Rentals)[1]	5.375	04/01/2022	07/28/2013	A	20,030
30,000	OK HFA (Single Family Mtg.)[1]	5.400	09/01/2029	07/28/2013	A	30,029
1,155,000	Oklahoma County, OK HFA (Single Family Mtg.)[1]	6.600	10/01/2035	07/28/2013	A	1,209,655
1,000,000	Tulsa, OK Airports[1]	5.375	06/01/2024	06/01/2015	A	1,040,740
69,820,000	Tulsa, OK Municipal Airport Trust (American Airlines)	7.750	06/01/2035	12/01/2014	C	74,796,071

						77,181,789
Oregon–0.1%
25,000	Hillsboro, OR Hospital Facilities Auth (Tuality Healthcare)[1]	5.375	10/01/2026	07/28/2013	A	25,004
15,000	Klamath Falls, OR Airport[1]	5.500	07/01/2016	07/22/2013	A	15,062
65,000	OR Facilities Authority (College Housing Northwest)[1]	5.300	10/01/2022	10/01/2013	A	65,793

73	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
Oregon Continued
$30,000	OR Facilities Authority (College Housing Northwest)[1]	5.450%	10/01/2032	10/01/2013	A	$30,377
20,000	OR GO1	5.375	08/01/2028	07/28/2013	A	20,018
15,000	OR GO (Alternate Energy)[1]	5.400	07/01/2016	07/28/2013	A	15,062
45,000	OR GO (Elderly & Disabled Hsg.)[1]	4.800	08/01/2024	07/28/2013	A	45,034
30,000	OR GO (Elderly & Disabled Hsg.)	5.450	08/01/2013	08/01/2013		30,042
65,000	OR GO (Elderly & Disabled Hsg.)[1]	5.550	08/01/2016	07/28/2013	A	65,170
20,000	OR GO (Elderly & Disabled Hsg.)[1]	5.600	08/01/2019	07/28/2013	A	20,038
65,000	OR GO (Elderly & Disabled Hsg.)[1]	5.650	08/01/2026	07/28/2013	A	65,086
35,000	OR GO (Elderly & Disabled Hsg.)[1]	5.700	08/01/2016	07/28/2013	A	35,095
35,000	OR GO (Elderly & Disabled Hsg.)[1]	5.800	08/01/2027	07/28/2013	A	35,049
35,000	OR GO (Elderly & Disabled Hsg.)[1]	6.000	08/01/2026	07/28/2013	A	35,057
15,000	OR GO (Elderly & Disabled Hsg.)[1]	6.200	08/01/2020	07/28/2013	A	15,034
40,000	OR GO (Elderly & Disabled Hsg.)[1]	6.300	08/01/2026	07/28/2013	A	40,074
500,000	OR Health & Science University[1]	5.000	07/01/2023	07/01/2022	A	572,910
1,000,000	OR Health & Science University[1]	5.000	07/01/2026	07/01/2022	A	1,113,410
20,000	OR Hsg. & Community Services Dept. (Single Family Mtg.), Series F1	5.250	07/01/2022	07/12/2013	A	20,038
15,000	OR Hsg. & Community Services Dept. (Single Family Mtg.), Series N1	5.250	07/01/2032	07/12/2013	A	15,027
30,000	Port Umatilla, OR Water[1]	6.450	08/01/2014	08/01/2013	A	30,158
1,270,000	Portland, OR Hsg. Authority (Clay Street Apartments)	5.500	12/01/2021	07/28/2013	A	1,274,305
1,090,000	Portland, OR Hsg. Authority (Columbia Street Apartments)	5.500	12/01/2021	07/28/2013	A	1,093,695

74	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
Oregon Continued
$1,000,000	Western Generation, OR Agency Cogeneration (Wauna Cogeneration)	5.000%	01/01/2016	03/25/2015	B	$990,980

						5,667,518
Pennsylvania–4.2%
835,000	Allegheny County, PA Redevel. Authority (Pittsburgh Mills)	5.100	07/01/2014	01/07/2014	B	854,213
4,445,000	Allegheny County, PA Redevel. Authority (Robinson Mall)	7.000	11/01/2017	07/28/2013	A	4,446,334
5,335,000	Allentown, PA Neighborhood Improvement Zone	5.000	05/01/2025	05/01/2022	A	5,606,978
2,780,000	Allentown, PA Neighborhood Improvement Zone	5.000	05/01/2026	05/01/2022	A	2,890,588
925,000	Bucks County, PA IDA (School Lane Foundation)[1]	4.600	03/15/2017	10/07/2015	B	951,779
2,650,000	Chester County, PA H&EFA (Chester County Hospital)	5.875	07/01/2016	07/22/2013	A	2,661,183
800,000	Chester County, PA H&EFA (Chester County Hospital)[1]	6.750	07/01/2021	07/28/2013	A	801,168
2,305,000	Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries)	6.250	01/01/2024	01/01/2019	A	2,553,110
1,000,000	Delaware Valley, PA Regional Financial Authority[1]	5.700	07/01/2027	07/01/2027		1,096,380
5,500,000	Lehigh Northampton, PA Airport Authority[1]	6.000	05/15/2025	07/28/2013	A	5,505,060
1,395,000	Lycoming County, PA Authority (Pennsylvania College of Technology)[1]	5.000	05/01/2026	05/01/2022	A	1,494,394
7,565,000	Montgomery County, PA HEHA (Holy Redeemer Health System)[1]	5.250	10/01/2023	07/28/2013	A	7,592,915
1,675,000	Montgomery County, PA HEHA (Holy Redeemer Health System)[1]	5.250	10/01/2027	07/28/2013	A	1,675,235
35,000,000	Montgomery County, PA IDA[2]	5.750	08/01/2030	08/01/2030		37,472,400
350,140	Northampton County, PA IDA (Northampton Generating)[8]	5.000	12/01/2023	12/01/2023		301,730
32,235,000	PA EDFA (Albert Einstein Healthcare)	6.250	10/15/2023	02/25/2019	A	36,218,601

75	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
Pennsylvania Continued
$12,300,000	PA EDFA (National Gypsum Company)	6.125%	11/01/2027	11/01/2027		$11,806,278
8,120,000	PA EDFA (National Gypsum Company)	6.250	11/01/2027	11/01/2027		7,887,443
1,270,000	PA HEFA (California University of Pennsylvania Student Assoc.)	6.750	09/01/2020	07/28/2013	A	1,272,350
7,045,000	PA HEFA (MCP/HUHS/AUS Obligated Group)[1]	5.875	11/15/2016	07/28/2013	A	7,049,861
8,340,000	PA HEFA (MCP/HUHS/AUS Obligated Group)[1]	5.875	11/15/2016	07/28/2013	A	8,345,755
295,000	PA HEFA (MCP/HUHS/AUS Obligated Group)[1]	5.875	11/15/2021	07/28/2013	A	295,097
25,000	PA HEFA (University of the Arts)	5.500	03/15/2020	07/28/2013	A	25,025
785,000	PA HEFA (Ursinus College)[1]	5.000	01/01/2025	01/01/2022	A	847,015
1,970,000	PA HEFA (Ursinus College)[1]	5.000	01/01/2027	01/01/2022	A	2,081,758
8,965,000	PA HFA (Single Family Mtg.)[1]	4.650	10/01/2031	10/01/2016	A	9,357,936
1,675,000	PA Public School Building Authority (School District of Philadelphia)[1]	5.000	06/01/2024	12/01/2016	A	1,773,373
31,900,000	Philadelphia, PA H&HEFA (Temple University Health System)[1]	6.250	07/01/2023	07/01/2017	A	33,432,157
4,180,000	Reading, PA GO	5.625	11/15/2020	10/01/2017	B	4,269,243
4,175,000	St. Mary Hospital Authority, PA Health System (Catholic Health East)[1]	5.000	11/15/2021	05/15/2020	A	4,616,381
8,310,000	St. Mary Hospital Authority, PA Health System (Catholic Health East)[1]	5.000	11/15/2022	05/15/2020	A	9,030,976
795,000	St. Mary Hospital Authority, PA Health System (Catholic Health East)[1]	5.250	11/15/2023	05/15/2020	A	867,647
4,855,000	Susquehanna, PA Area Regional Airport Authority	5.000	01/01/2020	01/01/2020		5,182,373

76	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
Pennsylvania Continued
$4,120,000	Susquehanna, PA Area Regional Airport Authority	5.000%	01/01/2023	01/01/2023		$4,320,150

						224,582,886
Rhode Island–2.7%
15,000	Exeter West Greenwich, RI Regional School District[1]	5.000	09/15/2017	07/28/2013	A	15,057
35,000	Providence, RI Public Building Authority (School & Public Facilities)[1]	5.250	12/15/2016	07/28/2013	A	35,071
270,000	Providence, RI Public Building Authority (School & Public Facilties)[1]	5.250	12/15/2018	07/28/2013	A	270,375
465,000	Providence, RI Public Building Authority, Series A	5.000	12/15/2017	07/28/2013	A	465,646
400,000	Providence, RI Public Building Authority, Series A1	5.125	12/15/2014	07/28/2013	A	400,960
20,000	Providence, RI Public Building Authority, Series A1	5.125	12/15/2017	07/28/2013	A	20,031
420,000	Providence, RI Public Building Authority, Series A1	5.375	12/15/2021	07/28/2013	A	420,386
5,065,000	Providence, RI Public Building Authority, Series A1	5.875	06/15/2026	06/15/2021	A	5,471,061
40,000	Providence, RI Public Building Authority, Series B1	5.500	12/15/2014	07/28/2013	A	40,116
915,000	RI Clean Water Finance Agency (Triton Ocean)[1]	5.800	09/01/2022	07/28/2013	A	915,778
20,000	RI Economic Devel. Corp. (Rhode Island Dept. of Transportation)[1]	5.000	06/15/2015	07/28/2013	A	20,074
60,000	RI Economic Devel. Corp. Airport[1]	5.000	07/01/2028	07/28/2013	A	60,164
5,000,000	RI Health & Educational Building Corp. (EPBH/RIH/TMH Obligated Group)[1]	7.000	05/15/2039	05/15/2019	A	5,620,400

77	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
Rhode Island Continued
$270,000	RI Health & Educational Building Corp. (Johnson & Wales University)	6.100%	04/01/2026	10/01/2013	A	$270,284
690,000	RI Health & Educational Building Corp. (Lifespan)[1]	5.250	05/15/2026	07/28/2013	A	690,380
1,065,000	RI Health & Educational Building Corp. (Providence Public Building Authority)[1]	5.000	05/15/2021	05/15/2017	A	1,148,837
4,025,000	RI Health & Educational Building Corp. (Providence Public Building Authority)[1]	5.000	05/15/2022	05/15/2017	A	4,277,005
4,065,000	RI Health & Educational Building Corp. (RIH/MHF/TMH/RIHF Obligated Group)[1]	5.750	05/15/2023	07/28/2013	A	4,070,976
15,000,000	RI Health & Educational Building Corp. (RIH/TMH Obligated Group)[1]	5.000	05/15/2026	05/15/2016	A	15,569,250
5,705,000	RI Hsg. & Mtg. Finance Corp. (Homeownership Opportunity)[1]	4.800	10/01/2030	10/01/2013	A	5,782,417
11,610,000	RI Hsg. & Mtg. Finance Corp. (Homeownership Opportunity)[1]	5.000	10/01/2025	10/01/2013	A	11,811,666
10,400,000	RI Hsg. & Mtg. Finance Corp. (Homeownership Opportunity)[1]	5.100	10/01/2030	10/01/2013	A	10,561,096
4,985,000	RI Hsg. & Mtg. Finance Corp. (Homeownership Opportunity)[1]	5.150	10/01/2033	10/01/2013	A	5,058,479
145,000	RI Hsg. & Mtg. Finance Corp. (Homeownership Opportunity)[1]	6.500	04/01/2027	07/28/2013	A	145,303
2,210,000	RI Student Loan Authority[2]	6.000	12/01/2023	12/01/2023		2,218,547
28,895,000	RI Tobacco Settlement Financing Corp. (TASC)[1]	6.250	06/01/2042	10/18/2027	B	28,606,050
6,435,000	RI Tobacco Settlement Financing Corp. (TASC), Series A1	6.000	06/01/2023	06/01/2023		6,370,650
31,640,000	RI Tobacco Settlement Financing Corp. (TASC), Series A1,5	6.125	06/01/2032	07/24/2018	B	31,323,600

78	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
Rhode Island Continued
$845,000	West Warwick, RI GO1	5.150%	03/01/2022	07/28/2013	A	$847,687
500,000	Woonsocket, RI GO1	6.000	10/01/2018	07/28/2013	A	500,015

						143,007,361
South Carolina–0.4%
290,000	Allendale County, SC School District Energy Savings Special Obligation	7.000	12/01/2013	12/01/2013		292,622
50,000	Georgetown County, SC Environmental Improvement (International Paper Company)[1]	5.600	12/01/2021	07/28/2013	A	50,031
110,000	Georgetown County, SC Environmental Improvement (International Paper Company)[1]	5.700	10/01/2021	07/28/2013	A	110,077
215,000	Greenville County, SC Airport (Donaldson Industrial Air Park)	6.125	10/01/2017	11/15/2015	B	213,138
525,000	Greenville, SC Hospital System (Greenville Hospital System/GHS Partners in Health Obligated Group)[1]	5.000	05/01/2025	07/28/2013	A	526,654
210,000	Lee County, SC School Facilities, Series 2006	6.000	12/01/2019	12/01/2017	A	233,388
270,000	Lee County, SC School Facilities, Series 2006	6.000	12/01/2027	12/01/2017	A	281,186
2,110,000	Lexington, SC One School Facilities Corp. (Lexington County School District No. 1)[1]	5.250	12/01/2024	12/01/2015	A	2,286,734
2,340,000	Lexington, SC One School Facilities Corp. (Lexington County School District No. 1)[1]	5.250	12/01/2026	12/01/2015	A	2,507,357
9,955,000	Richland County, SC Environmental Improvement (International Paper Company)[1]	6.100	04/01/2023	04/01/2014	A	10,065,700

79	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

Principal Amount		Coupon		Maturity	Effective Maturity**		Value
South Carolina Continued
$1,735,000	SC Connector 2000 Assoc. Toll Road, Series B	5.604%[3]		01/01/2021	01/01/2021		$69,331
720,000	SC Connector 2000 Assoc. Toll Road, Series B	5.702	[3]	01/01/2026	01/01/2026		28,771
30,000	SC Educational Facilities Authority (Southern Wesleyan University)	5.850		03/01/2016	07/28/2013	A	30,023
100,000	SC Educational Facilities Authority (Southern Wesleyan University)	6.000		03/01/2023	07/28/2013	A	100,024
30,000	SC Hsg. Finance & Devel. Authority[1]	5.450		07/01/2029	07/01/2017	A	31,316
5,140,000	SC Jobs EDA (Palmetto Health)[1]	6.250		08/01/2031	08/01/2013	A	5,162,051

							21,988,403
South Dakota–0.0%
315,000	SD Hsg. Devel. Authority (Homeownership)[1]	5.750		05/01/2031	11/01/2015	A	327,565
Tennessee–0.9%
10,000	Blount County, TN Hospital, Series B	5.125		07/01/2019	07/28/2013	A	10,018
200,000	Knox County, TN HE&HFB (ETCH/Collectors/ETCHPCC)[1]	5.750		07/01/2033	01/01/2014	A	203,258
1,860,000	TN Energy Acquisition Gas Corp.[1]	5.000		02/01/2021	02/01/2021		1,965,741
19,530,000	TN Energy Acquisition Gas Corp.[1]	5.000		02/01/2023	02/01/2023		20,245,384
10,000,000	TN Energy Acquisition Gas Corp.[1]	5.250		09/01/2019	09/01/2019		10,898,400
3,000,000	TN Energy Acquisition Gas Corp.[1]	5.250		09/01/2021	09/01/2021		3,243,900
12,235,000	TN Energy Acquisition Gas Corp.[1]	5.250		09/01/2024	09/01/2024		12,950,503

							49,517,204
Texas–6.4%
605,000	Austin, TX Utility System	6.730	[3]	11/15/2014	11/15/2013	A	561,773
110,000	Bexar County, TX HFC (Doral Club)[1]	8.750		10/01/2036	01/15/2029	B	80,579

80	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
Texas Continued
$3,280,000	Bexar County, TX HFC (Dymaxion & Marbach Park Apartments)[1]	6.100%	08/01/2030	07/28/2013	A	$3,311,980
35,000	Bexar County, TX HFC (Honey Creek Apartments)	5.875	04/01/2014	07/28/2013	A	35,021
410,000	Bexar County, TX HFC (Perrin Square)[1]	6.550	12/20/2034	07/28/2013	A	432,251
150,000	Brazos River Authority, TX Pollution Control (TXU Energy Company)	6.750	10/01/2038	10/01/2038		9,749
75,000	Cass County, TX IDC (International Paper Company)[1]	6.000	09/01/2025	07/28/2013	A	75,081
285,000	Cass County, TX IDC (International Paper Company)[1]	6.600	03/15/2024	07/28/2013	A	285,447
360,000	Clifton, TX Higher Education Finance Corp. (Tejano Center Community Concerns)[1]	7.750	02/15/2018	06/29/2016	B	383,090
60,000	Collin County, TX HFC (Community College District Foundation)	5.250	06/01/2023	07/08/2021	B	52,419
250,000	Dallas County, TX Utility & Reclamation District[1]	5.000	02/15/2024	08/15/2013	A	251,425
4,000,000	Dallas-Fort Worth, TX International Airport[1]	5.000	11/01/2023	11/01/2020	A	4,306,520
4,250,000	Dallas-Fort Worth, TX International Airport[1]	5.000	11/01/2023	11/01/2020	A	4,575,678
5,000,000	Dallas-Fort Worth, TX International Airport[1]	5.000	11/01/2024	11/01/2020	A	5,335,800
5,000,000	Dallas-Fort Worth, TX International Airport[1]	5.000	11/01/2024	11/01/2020	A	5,335,800
1,880,000	Dallas-Fort Worth, TX International Airport[1]	5.000	11/01/2024	11/01/2020	A	2,070,444
6,860,000	Dallas-Fort Worth, TX International Airport[1]	5.000	11/01/2025	11/01/2020	A	7,261,722
8,000,000	Dallas-Fort Worth, TX International Airport[1]	5.000	11/01/2025	11/01/2020	A	8,468,480
3,375,000	Dallas-Fort Worth, TX International Airport[1]	5.000	11/01/2025	11/01/2020	A	3,689,044
12,540,000	Dallas-Fort Worth, TX International Airport[1]	5.000	11/01/2026	11/01/2020	A	13,132,390
3,875,000	Dallas-Fort Worth, TX International Airport[1]	5.000	11/01/2026	11/01/2020	A	4,205,576
1,000,000	Dallas-Fort Worth, TX International Airport[1]	5.000	11/01/2026	11/01/2022	A	1,057,800
7,435,000	Dallas-Fort Worth, TX International Airport[1]	5.000	11/01/2027	11/01/2020	A	7,722,883

81	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
Texas Continued
$7,655,000	Dallas-Fort Worth, TX International Airport[1]	5.000%	11/01/2027	11/01/2021	A	$7,985,007
1,200,000	Dallas-Fort Worth, TX International Airport[1]	5.000	11/01/2027	11/01/2022	A	1,256,784
5,765,000	Dallas-Fort Worth, TX International Airport[1]	5.000	11/01/2028	11/01/2021	A	5,955,187
2,000,000	Dallas-Fort Worth, TX International Airport[1]	5.000	11/01/2028	11/01/2022	A	2,072,380
6,955,000	Dallas-Fort Worth, TX International Airport[1]	5.000	11/01/2029	11/01/2018	A	7,290,231
6,800,000	Dallas-Fort Worth, TX International Airport[1]	5.000	11/01/2029	11/01/2022	A	6,983,464
12,145,000	Dallas-Fort Worth, TX International Airport[1]	5.000	11/01/2030	11/01/2022	A	12,444,860
550,000	Dallas-Fort Worth, TX International Airport[1]	5.500	11/01/2021	11/01/2013	A	558,811
25,000	Dallas-Fort Worth, TX International Airport Facilities[1]	5.500	11/01/2033	11/01/2013	A	25,297
35,000	Del Rio, TX Airport[1]	5.400	07/01/2019	07/28/2013	A	35,122
50,000	Eagle Pass, TX Waterworks & Sewer[1]	5.050	12/01/2017	07/28/2013	A	50,182
25,000	Fort Bend County, TX Municipal Utility District No. 118	4.350	09/01/2016	07/28/2013	A	25,036
440,000	Gonzales, TX Healthcare System[1]	5.500	08/15/2019	07/28/2013	A	440,761
250,000	Guadalupe-Blanco, TX River Authority (Western Canyon Regional Water Supply)[1]	5.000	04/15/2027	07/28/2013	A	251,478
340,000	Gulf Coast, TX IDA Solid Waste (Citgo Petroleum Corp.)[1]	8.000	04/01/2028	07/28/2013	A	340,354
14,465,000	Gulf Coast, TX Waste Disposal Authority (International Paper Company)[1]	6.100	08/01/2024	07/08/2013	A	14,487,131
3,950,000	Harris County, TX Cultural Education Facilities Finance Corp. (Baylor College Medicine)[1]	5.000	11/15/2026	11/15/2022	A	4,238,706
12,350,000	Harris County, TX HFDC (St. Luke’s Episcopal Hospital)[1]	6.750	02/15/2021	07/28/2013	A	14,317,108

82	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

Principal Amount		Coupon		Maturity	Effective Maturity**		Value
Texas Continued
$1,235,000	Harris County, TX Sports Authority Revenue[1]	5.250%		11/15/2021	07/28/2013	A	$1,242,719
2,720,000	Harris County-Houston, TX Sports Authority[1]	5.000		11/15/2025	07/28/2013	A	2,739,910
5,205,000	Harris County-Houston, TX Sports Authority[1]	5.000		11/15/2028	07/28/2013	A	5,243,153
570,000	Harris County-Houston, TX Sports Authority[1]	5.250		11/15/2022	07/28/2013	A	572,850
360,000	Harris County-Houston, TX Sports Authority[1]	5.250		11/15/2026	07/28/2013	A	362,117
7,140,000	Harris County-Houston, TX Sports Authority[1]	5.250		11/15/2030	07/28/2013	A	7,157,850
1,955,000	Harris County-Houston, TX Sports Authority[1]	5.250		11/15/2030	01/04/2030	B	1,936,643
700,000	Harris County-Houston, TX Sports Authority	5.473	[3]	11/15/2018	07/28/2013	A	523,523
2,105,000	Harris County-Houston, TX Sports Authority[1]	5.750		11/15/2019	07/28/2013	A	2,118,156
30,000	Harris County-Houston, TX Sports Authority[1]	5.750		11/15/2020	07/28/2013	A	30,188
1,110,000	Houston, TX Airport Special Facilities (Continental Airlines)[1]	5.500		07/15/2017	07/26/2013	A	1,113,519
3,060,000	Houston, TX Airport Special Facilities (Continental Airlines)[1]	6.125		07/15/2017	08/28/2015	B	3,059,786
3,000,000	Houston, TX Airport System[1]	5.000		07/01/2026	07/01/2021	A	3,307,530
6,150,000	Houston, TX Airport System[1]	5.000		07/01/2027	07/01/2022	A	6,435,975
2,000,000	Houston, TX Airport System[1]	5.000		07/01/2030	07/01/2022	A	2,036,300
395,000	Houston, TX HFC (Single Family Mtg.)[1]	6.750		06/01/2033	12/01/2014	A	408,616
910,000	Houston, TX Higher Education Finance Corp. (Cosmos Foundation)[1]	5.875		05/15/2021	03/02/2018	B	1,007,871
600,000	Houston, TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)[1]	5.000		09/01/2031	09/01/2013	A	603,156

83	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
Texas Continued
$1,095,000	Houston, TX Hsg. Corp. (6800 Long Drive Apartments)	6.625%	02/01/2020	08/01/2013	A	$1,097,321
35,000	Laredo, TX Independent School District Public Facility Corp.[1]	5.000	08/01/2024	08/01/2013	A	35,029
25,000	Leander, TX Independent School District[1]	5.000	08/15/2027	07/28/2013	A	25,071
22,520,000	McLennan County, TX Public Facility Corp.[1]	6.625	06/01/2035	11/28/2014	A	23,925,248
50,000	Montgomery County, TX Municipal Utility District No. 40 (Waterworks & Sewer)[1]	5.000	03/01/2019	07/28/2013	A	50,105
620,000	Newark, TX Cultural Education Facilities Finance Corp. (A.W. Brown Fellowship Charter School)[1]	6.000	08/15/2032	02/15/2018	A	627,037
80,000	North Central TX HFDC (Children’s Medical Center)[1]	6.000	08/15/2016	07/28/2013	A	80,336
30,000	North Channel, TX Water Authority System	5.000	07/10/2015	07/28/2013	A	30,076
55,000	North East TX Hospital Authority (Northeast Medical Center Hospital)[1]	5.625	05/15/2022	07/28/2013	A	55,174
530,000	Permian Basin, TX HFC (Single Family Mtg.)[1]	5.650	01/01/2038	11/01/2014	A	549,843
620,000	Sabine River, TX Authority Pollution Control (TXU Electric Company)	6.450	06/01/2021	06/01/2021		40,294
40,000	Southlake Parks, TX Devel. Corp.[1]	5.375	08/15/2021	07/28/2013	A	40,138
550,000	Tarrant County, TX Cultural Education Facilities Finance Corp. (Hendrick Medical Center)[1]	5.375	09/01/2030	09/01/2014	A	557,205
1,335,000	Tarrant County, TX Cultural Education Facilities Finance Corp. (WPM/GPM Obligated Group)[1]	5.250	09/20/2023	07/30/2021	B	1,315,602

84	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
Texas Continued
$50,000	Texarkana, TX Health Facilities Devel Corp. (Wadley Regional Medical Center)[1]	5.250%	10/01/2013	07/28/2013	A	$50,106
4,030,000	Texas City, TX Industrial Devel. Corp. (ARCO Pipe Line Co.)[1]	7.375	10/01/2020	10/01/2020		5,323,308
235,000	Trinity, TX River Authority (TXU Energy Company)	6.250	05/01/2028	05/01/2028		15,273
9,630,000	TX Affordable Hsg. Corp. (South Texas Affordable Properties Corp.)[1]	5.400	09/01/2022	09/01/2013	A	9,858,809
14,810,000	TX Affordable Hsg. Corp. (South Texas Affordable Properties Corp.)[1]	5.550	03/01/2032	09/01/2014	A	14,920,927
75,000	TX Angelina & Neches River Authority Waste Disposal (Temple-Inland)	6.950	05/01/2023	09/02/2015	A	76,323
70,000	TX Dept. of Hsg. & Community Affairs (Pebble Brook Apartments)[1]	5.550	12/01/2024	08/01/2013	A	70,083
75,000	TX Dept. of Hsg. & Community Affairs (Pebble Brook Apartments)[1]	5.600	12/01/2030	08/01/2013	A	75,084
1,605,000	TX Dept. of Hsg. & Community Affairs (Skyway Villas)	5.450	12/01/2022	07/28/2013	A	1,626,234
105,000	TX Dormitory Finance Authority (Temple Junior College Foundation)	5.875	09/01/2022	04/18/2019	B	84,122
20,000	TX GO1	5.000	08/01/2028	08/01/2013	A	20,006
5,000	TX GO1	5.750	08/01/2026	07/28/2013	A	5,021
150,000	TX GO (Water Financial Assistance)[1]	5.250	08/01/2022	07/28/2013	A	150,593
15,000	TX GO (Water Financial Assistance)[1]	5.750	08/01/2031	07/28/2013	A	15,171
55,000	TX Lower Colorado River Authority[1]	5.000	05/15/2020	07/28/2013	A	55,197
55,000	TX Lower Colorado River Authority[1]	5.000	05/15/2026	07/28/2013	A	55,568
10,000	TX Lower Colorado River Authority[1]	5.000	05/15/2026	07/28/2013	A	10,034

85	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
Texas Continued
$385,000	TX Lower Colorado River Authority[1]	5.000%	05/15/2031	07/28/2013	A	$386,013
125,000	TX Lower Colorado River Authority[1]	5.500	05/15/2021	07/28/2013	A	127,105
1,360,000	TX Multifamily Hsg. Revenue Bond Pass-Through Certificates (Skyway Villas)	5.950	11/01/2034	12/01/2013	A	1,363,318
3,415,000	TX Municipal Gas Acquisition & Supply Corp.[1]	5.250	12/15/2023	12/15/2023		3,709,100
61,535,000	TX Municipal Gas Acquisition & Supply Corp.[1]	6.250	12/15/2026	08/04/2023	B	71,111,077
2,360,000	TX SA Energy Acquisition Public Facility Corp. (Gas Supply)[1]	5.500	08/01/2021	08/01/2021		2,620,686
2,570,000	TX Water Devel. Board[1]	5.250	07/15/2015	07/28/2013	A	2,621,786
25,000	TX Water Devel. Board (State Revolving Fund)[1]	5.375	07/15/2016	07/28/2013	A	25,103
6,745,000	Tyler, TX HFDC (East Texas Medical Center Regional Healthcare System/East Texas Medical Center Obligated Group)	5.250	11/01/2027	11/01/2017	A	7,036,182
650,000	West Travis County, TX Public Utility Agency[1]	3.000	08/15/2015	08/15/2013	A	651,131
820,000	West Travis County, TX Public Utility Agency[1]	3.000	08/15/2017	08/15/2013	A	820,582
550,000	West Travis County, TX Public Utility Agency[1]	3.500	08/15/2019	08/15/2013	A	550,275
50,000	Ysleta, TX Independent School District[1]	5.375	11/15/2024	11/15/2013	A	50,838

						343,212,247
U.S. Possessions–13.1%
2,700,000	Guam Education Financing Foundation COP (Guam Public School Facilities)	4.500	10/01/2026	10/01/2026		2,389,635
200,000	Guam International Airport Authority[1]	5.250	10/01/2014	10/01/2013	A	201,868
1,000,000	Guam International Airport Authority[1]	5.250	10/01/2022	07/28/2013	A	1,003,270

86	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

Principal Amount		Coupon		Maturity	Effective Maturity**		Value
U.S. Possessions Continued
$20,000	Guam International Airport Authority[1]	5.375%		10/01/2017	10/01/2013	A	$20,116
18,300,000	Puerto Rico Aqueduct & Sewer Authority[1]	5.500		07/01/2028	07/01/2028		17,402,934
5,000,000	Puerto Rico Aqueduct & Sewer Authority[1]	6.000		07/01/2047	07/01/2045	B	4,750,600
885,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.375		05/15/2033	12/06/2016	B	877,256
5,780,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.500		05/15/2039	02/27/2026	B	5,729,425
110,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.625		05/15/2043	03/18/2031	B	109,038
10,750,000	Puerto Rico Commonwealth GO1	3.142	[4]	07/01/2018	07/01/2018		10,817,833
3,700,000	Puerto Rico Commonwealth GO1	3.162	[4]	07/01/2019	07/01/2019		3,719,018
4,160,000	Puerto Rico Commonwealth GO1	3.182	[4]	07/01/2020	07/01/2020		4,156,672
33,600,000	Puerto Rico Commonwealth GO1	4.750		12/01/2015	12/01/2013	A	33,966,240
17,580,000	Puerto Rico Commonwealth GO1	5.125		07/01/2024	07/01/2024		16,576,534
4,800,000	Puerto Rico Commonwealth GO1	5.125		07/01/2031	07/01/2031		4,341,360
655,000	Puerto Rico Commonwealth GO1	5.250		07/01/2021	07/01/2014	A	655,190
8,500,000	Puerto Rico Commonwealth GO1	5.250		07/01/2024	07/01/2024		8,333,060
3,000,000	Puerto Rico Commonwealth GO1	5.250		07/01/2025	07/01/2025		2,841,300
7,930,000	Puerto Rico Commonwealth GO1	5.250		07/01/2026	07/01/2026		7,459,513
5,685,000	Puerto Rico Commonwealth GO1	5.250		07/01/2034	07/01/2034		5,166,983
3,355,000	Puerto Rico Commonwealth GO1	5.500		07/01/2017	07/01/2017		3,488,093
1,125,000	Puerto Rico Commonwealth GO1	5.500		07/01/2017	07/01/2017		1,169,629
4,860,000	Puerto Rico Commonwealth GO1	5.500		07/01/2017	07/01/2017		5,052,796
60,000,000	Puerto Rico Commonwealth GO1	5.500		07/01/2026	07/01/2026		57,788,400
140,000	Puerto Rico Commonwealth GO1	5.500		07/01/2026	07/01/2026		134,840
2,160,000	Puerto Rico Commonwealth GO1	5.500		07/01/2027	07/01/2027		2,074,421

87	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
U.S. Possessions Continued
$2,635,000	Puerto Rico Commonwealth GO1	5.625%	07/01/2032	07/01/2032		$2,515,213
1,430,000	Puerto Rico Commonwealth GO1	5.625	07/01/2033	07/01/2033		1,363,205
1,125,000	Puerto Rico Commonwealth GO1	6.000	07/01/2027	07/01/2018	A	1,140,491
51,665,000	Puerto Rico Commonwealth GO1	6.000	07/01/2029	07/01/2016	A	52,080,387
10,000,000	Puerto Rico Commonwealth GO1	6.500	07/01/2037	07/01/2019	A	10,213,700
4,165,000	Puerto Rico Convention Center Authority[1]	5.000	07/01/2019	07/01/2019		4,145,841
4,715,000	Puerto Rico Convention Center Authority[1]	5.000	07/01/2024	07/01/2024		4,398,482
5,685,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250	07/01/2028	07/01/2028		5,434,746
56,565,000	Puerto Rico Electric Power Authority, Series CCC[1]	5.250	07/01/2026	11/30/2025	B	54,500,378
4,295,000	Puerto Rico Electric Power Authority, Series CCC[1]	5.250	07/01/2028	07/01/2028		4,105,934
3,735,000	Puerto Rico Electric Power Authority, Series RR1	5.000	07/01/2021	07/01/2021		3,705,942
100,000	Puerto Rico Electric Power Authority, Series RR1	5.000	07/01/2025	07/01/2025		94,931
540,000	Puerto Rico Electric Power Authority, Series SS1	5.000	07/01/2020	07/01/2015	A	542,711
2,000,000	Puerto Rico Electric Power Authority, Series SS1	5.000	07/01/2021	07/01/2021		1,984,440
6,500,000	Puerto Rico Electric Power Authority, Series SS1	5.000	07/01/2022	07/01/2022		6,314,360
1,000,000	Puerto Rico Electric Power Authority, Series SS1	5.000	07/01/2023	07/01/2023		957,460
5,000,000	Puerto Rico Electric Power Authority, Series WW1	5.000	07/01/2028	07/13/2027	B	4,654,850
250,000	Puerto Rico Electric Power Authority, Series XX1	5.250	07/01/2027	07/01/2027		239,708
1,060,000	Puerto Rico Electric Power Authority, Series ZZ1	5.250	07/01/2026	07/01/2026		1,021,310

88	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

Principal Amount		Coupon		Maturity	Effective Maturity**		Value
U.S. Possessions Continued
$3,820,000	Puerto Rico Government Devel. Bank[1]	5.000%		12/01/2013	12/01/2013		$3,862,555
4,600,000	Puerto Rico Highway & Transportation Authority[1]	2.594	[4]	07/01/2028	07/01/2028		3,254,362
1,095,000	Puerto Rico Highway & Transportation Authority[1]	5.000		07/01/2018	01/01/2014	A	1,095,646
530,000	Puerto Rico Highway & Transportation Authority[1]	5.750		07/01/2021	07/28/2013	A	531,548
675,000	Puerto Rico Highway & Transportation Authority, Series G1	5.250		07/01/2019	07/28/2013	A	676,688
1,045,000	Puerto Rico Highway & Transportation Authority, Series N1	5.500		07/01/2021	07/01/2021		1,042,346
6,720,000	Puerto Rico Highway & Transportation Authority, Series Y1	6.250		07/01/2021	07/15/2020	B	7,795,805
75,000	Puerto Rico Industrial Devel. Company, Series B1	5.375		07/01/2016	07/28/2013	A	75,113
1,000,000	Puerto Rico Industrial Devel. Company, Series B1	5.375		07/01/2016	07/28/2013	A	1,003,970
8,440,000	Puerto Rico Infrastructure[1]	5.500		07/01/2020	07/01/2020		8,574,787
3,115,000	Puerto Rico Infrastructure[1]	5.500		07/01/2021	07/01/2021		3,123,068
4,670,000	Puerto Rico Infrastructure[1]	5.500		07/01/2022	07/01/2022		4,609,850
1,140,000	Puerto Rico Infrastructure[1]	5.500		07/01/2023	07/01/2023		1,114,304
1,000,000	Puerto Rico Infrastructure[1]	5.500		07/01/2027	07/01/2027		960,380
13,090,000	Puerto Rico Infrastructure[1]	6.000		12/15/2026	12/15/2021	A	13,175,870
415,000	Puerto Rico Infrastructure (Mepsi Campus)	5.600		10/01/2014	10/01/2014		422,624
2,945,000	Puerto Rico Infrastructure (Mepsi Campus)	6.250		10/01/2024	10/01/2017	A	2,989,617
3,500,000	Puerto Rico Infrastructure Financing Authority[1]	5.250		12/15/2026	12/15/2026		3,287,480

89	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
U.S. Possessions Continued
$3,310,000	Puerto Rico ITEMECF (Cogeneration Facilities)[1]	6.625%	06/01/2026	10/17/2024	B	$3,131,723
1,845,000	Puerto Rico ITEMECF (Hospital Auxilio Mutuo)[1]	6.250	07/01/2026	07/01/2016	A	2,016,013
450,000	Puerto Rico ITEMECF (International American University)[1]	5.000	10/01/2021	10/01/2021		482,175
160,000	Puerto Rico ITEMECF (University Plaza)[1]	5.625	07/01/2014	01/01/2014	A	163,251
155,000	Puerto Rico Municipal Finance Agency, Series A1	5.000	08/01/2030	02/28/2028	B	147,410
2,000,000	Puerto Rico Municipal Finance Agency, Series A1	5.250	08/01/2019	07/28/2013	A	2,004,660
1,350,000	Puerto Rico Public Buildings Authority[1]	5.250	07/01/2017	07/01/2017		1,391,270
760,000	Puerto Rico Public Buildings Authority[1]	5.250	07/01/2027	10/17/2026	B	711,968
135,000	Puerto Rico Public Buildings Authority[1]	5.500	07/01/2023	07/01/2023		131,957
4,990,000	Puerto Rico Public Buildings Authority[1]	5.750	07/01/2022	07/01/2022		4,998,683
3,590,000	Puerto Rico Public Buildings Authority[1]	6.000	07/01/2027	07/01/2018	A	3,620,802
500,000	Puerto Rico Public Buildings Authority[1]	6.125	07/01/2023	07/01/2019	A	511,700
735,000	Puerto Rico Public Buildings Authority[1]	6.250	07/01/2021	07/01/2021		768,398
5,345,000	Puerto Rico Public Buildings Authority[1]	6.250	07/01/2022	07/01/2022		5,540,360
2,155,000	Puerto Rico Public Buildings Authority[1]	6.250	07/01/2023	07/01/2023		2,227,839
2,905,000	Puerto Rico Public Buildings Authority[1]	6.250	07/01/2026	07/01/2019	A	2,986,805
1,000,000	Puerto Rico Public Buildings Authority[1]	6.750	07/01/2036	07/01/2019	A	1,044,010
3,300,000	Puerto Rico Public Buildings Authority[1]	7.000	07/01/2021	07/01/2014	A	3,424,608
13,200,000	Puerto Rico Public Buildings Authority[1]	7.000	07/01/2025	06/01/2014	A	13,647,612
37,400,000	Puerto Rico Public Finance Corp., Series A1	6.500	08/01/2028	08/01/2016	A	38,753,506

90	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
U.S. Possessions Continued
$54,770,000	Puerto Rico Public Finance Corp., Series B1	5.500%	08/01/2031	07/17/2029	B	$50,436,050
10,675,000	Puerto Rico Public Finance Corp., Series B1	6.000	08/01/2024	08/01/2021	A	10,704,783
17,475,000	Puerto Rico Public Finance Corp., Series B1	6.000	08/01/2025	08/01/2025		17,377,490
5,035,000	Puerto Rico Sales Tax Financing Corp., Series A1	5.000	08/01/2024	08/01/2019	A	5,173,916
8,210,000	Puerto Rico Sales Tax Financing Corp., Series A1	5.250	08/01/2027	08/01/2019	A	8,415,496
2,280,000	Puerto Rico Sales Tax Financing Corp., Series A1	5.500	08/01/2028	08/01/2019	A	2,357,246
11,000,000	Puerto Rico Sales Tax Financing Corp., Series A1	5.625	08/01/2030	02/01/2015	A	11,092,510
690,000	Puerto Rico Sales Tax Financing Corp., Series A1	6.125	08/01/2029	02/01/2014	A	714,053
24,135,000	Puerto Rico Sales Tax Financing Corp., Series A1	6.125	08/01/2029	02/01/2014	A	24,740,064
9,000,000	Puerto Rico Sales Tax Financing Corp., Series A1	6.500	08/01/2044	08/01/2019	A	9,642,420
6,495,000	Puerto Rico Sales Tax Financing Corp., Series B1	6.000	08/01/2026	08/01/2026		6,382,117
35,000,000	Puerto Rico Sales Tax Financing Corp., Series C1	6.500	08/01/2035	08/01/2020	A	37,948,400
1,000,000	University of Puerto Rico[1]	5.000	06/01/2020	06/01/2020		977,850
5,000,000	University of Puerto Rico[1]	5.000	06/01/2025	06/01/2025		4,632,500
2,535,000	University of Puerto Rico, Series P1	5.000	06/01/2023	06/01/2023		2,392,787
1,790,000	University of Puerto Rico, Series Q1	5.000	06/01/2022	06/01/2022		1,705,315
3,040,000	V.I. Water & Power Authority[1]	4.500	07/01/2028	08/02/2026	B	2,799,566

						702,433,439

91	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
Utah–0.0%
$15,000	Intermountain, UT Power Agency	5.000%	07/01/2013	07/01/2013		$15,006
435,000	UT HFA (Single Family Mtg.)[1]	6.125	01/01/2027	07/28/2013	A	435,761

						450,767
Vermont–0.3%
1,000,000	Burlington, VT Airport, Series A1	5.000	07/01/2023	07/28/2013	A	1,000,040
205,000	Burlington, VT COP	5.500	12/01/2016	07/28/2013	A	205,857
275,000	Burlington, VT GO	5.000	11/01/2013	11/01/2013		278,317
320,000	Burlington, VT GO	5.000	11/01/2014	11/01/2014		334,173
335,000	Burlington, VT GO	5.000	11/01/2015	11/01/2015		357,100
2,130,000	Burlington, VT GO	5.000	11/01/2027	11/01/2022	A	2,154,154
1,240,000	Burlington, VT GO	5.000	11/01/2032	12/07/2030	B	1,201,076
100,000	VT Educational & Health Buildings Financing Agency (CSAC/NWCSS/RMHS/WCMHS Obligated Group)[1]	5.375	02/15/2023	08/15/2013	A	101,064
1,830,000	VT Educational & Health Buildings Financing Agency (St. Michaels College)[1]	5.000	10/01/2019	10/01/2019		2,062,373
1,820,000	VT Educational & Health Buildings Financing Agency (St. Michaels College)[1]	5.000	10/01/2020	10/01/2020		2,062,715
2,020,000	VT Educational & Health Buildings Financing Agency (St. Michaels College)[1]	5.000	10/01/2021	10/01/2021		2,279,994
1,025,000	VT Educational & Health Buildings Financing Agency (St. Michaels College)[1]	5.000	10/01/2022	10/01/2022		1,148,871
1,000,000	VT Educational & Health Buildings Financing Agency (St. Michaels College)[1]	5.000	10/01/2023	10/01/2022	A	1,110,180
750,000	VT Educational & Health Buildings Financing Agency (St. Michaels College)[1]	5.000	10/01/2024	10/01/2022	A	819,188

92	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
Vermont Continued
$1,000,000	VT Educational & Health Buildings Financing Agency (St. Michaels College)[1]	5.000%	10/01/2025	10/01/2022	A	$1,079,890
870,000	VT Educational & Health Buildings Financing Agency (St. Michaels College)[1]	5.000	10/01/2027	10/01/2022	A	925,967

						17,120,959
Virginia–1.1%
1,955,000	Hampton, VA Redevel. & Hsg. Authority (Tidewater Seniors Apartments)[1]	5.450	01/01/2034	08/01/2013	A	1,984,912
20,000	Isle Wight County, VA IDA (International Paper Company)[1]	5.700	11/01/2027	11/01/2013	A	20,073
265,000	Norfolk, VA EDA, Series B	5.625	11/01/2015	11/16/2014	B	246,426
6,885,000	Suffolk, VA Redevel. & Hsg. Authority (Henrico-Richmond)	5.000	08/01/2036	09/27/2027	B	7,157,990
25,000	VA Hsg. Devel. Authority (Rental Hsg.)[1]	4.200	04/01/2015	07/28/2013	A	25,054
22,200,000	VA Hsg. Devel. Authority, Series A1	4.450	01/01/2021	01/01/2014	A	22,643,556
8,800,000	VA Hsg. Devel. Authority, Series A1	4.700	01/01/2024	01/01/2014	A	8,978,816
6,400,000	VA Hsg. Devel. Authority, Series A1[1]	5.000	10/01/2026	07/01/2017	A	6,751,936
6,210,000	VA Hsg. Devel. Authority, Series E1	6.375	01/01/2036	07/01/2018	A	6,649,358
1,672,000	Watkins Centre, VA Community Devel. Authority	5.400	03/01/2020	07/13/2017	B	1,641,603

						56,099,724
Washington–2.4%
2,590,000	Bellingham, WA Hsg. Authority (Cascade Meadows)[1]	5.200	11/01/2027	07/28/2013	A	2,652,082
925,000	Chelan County, WA Devel. Corp. (Alcoa)[1]	5.850	12/01/2031	12/01/2031		850,501
85,000	Issaquah, WA GO1	5.250	12/01/2021	07/28/2013	A	85,327
175,000	Kelso County, WA Hsg. Authority (Chinook & Columbia Apartments)	5.600	03/01/2028	02/09/2024	B	138,444

93	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
Washington Continued
$16,720,000	King County, WA Hsg. Authority	5.250%	07/01/2028	07/28/2013	A	$17,119,942
10,000	King County, WA Hsg. Authority (Rural Preservation)	5.750	01/01/2028	12/18/2023	B	9,302
115,000	Pierce County, WA Hsg. Authority	5.800	12/01/2023	02/09/2021	B	111,243
2,300,000	Port of Seattle, WA GO1	5.000	09/01/2025	09/01/2021	A	2,496,190
2,000,000	Port of Seattle, WA GO1	5.000	09/01/2026	09/01/2021	A	2,146,840
1,500,000	Port of Seattle, WA Revenue[1]	5.125	07/01/2023	07/28/2013	A	1,502,070
40,000	Port of Seattle, WA Revenue[1]	5.200	07/01/2029	07/28/2013	A	40,027
4,975,000	Seattle, WA Hsg. Authority (High Rise Rehab III)[1]	5.150	11/01/2027	11/01/2017	A	5,302,554
70,000	Seattle, WA Hsg. Authority (Holly Park)	5.750	01/01/2020	01/01/2014	A	70,521
25,000	WA COP (Dept. of General Administration)[1]	5.500	10/01/2013	07/28/2013	A	25,109
20,000	WA COP (Dept. of General Administration)[1]	5.600	10/01/2015	07/28/2013	A	20,086
30,000	WA COP (Dept. of General Administration)[1]	5.600	10/01/2016	07/28/2013	A	30,129
75,000	WA Health Care Facilities Authority (Group Health Cooperative of Puget Sound)[1]	5.000	12/01/2019	07/28/2013	A	75,095
500,000	WA Health Care Facilities Authority (Group Health Cooperative of Puget Sound)	5.375	12/01/2017	07/28/2013	A	500,990
50,000	WA Health Care Facilities Authority (Harrison Memorial Hospital)	5.300	08/15/2014	07/28/2013	A	50,131
145,000	WA Health Care Facilities Authority (Harrison Memorial Hospital)	5.400	08/15/2023	07/28/2013	A	145,102

94	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
Washington Continued
$5,000,000	WA Health Care Facilities Authority (Seattle Cancer Care Alliance)[1]	7.375%	03/01/2038	03/01/2019	A	$6,052,500
63,945,000	WA Tobacco Settlement Authority (TASC)[1]	6.500	06/01/2026	07/28/2013	A	64,647,116
21,700,000	WA Tobacco Settlement Authority (TASC)[1]	6.625	06/01/2032	07/28/2013	A	21,968,646

						126,039,947
West Virginia–0.0%
100,000	WV Hospital Finance Authority (Charleston Area Medical Center)[1]	5.500	09/01/2028	09/01/2014	A	101,855
25,000	WV Water Devel. Authority	5.000	11/01/2029	11/01/2013	A	25,519

						127,374
Wisconsin–1.8%
16,000,000	Marshfield, WI Electric[1]	5.500	12/01/2030	12/01/2020	A	17,571,200
20,000	Milwaukee County, WI Airport[1]	5.000	12/01/2016	07/28/2013	A	20,060
135,000	Milwaukee, WI Redevel. Authority (Milwaukee Science Education Consortium)[1]	5.625	08/01/2025	07/16/2021	B	132,270
5,270,000	WI H&EFA (AHC/AMG/AHCM Obligated Group)	6.400	04/15/2033	07/28/2013	A	5,278,010
12,650,000	WI H&EFA (AHC/AMG/AHCM Obligated Group)	6.500	04/15/2033	07/28/2013	A	12,669,608
150,000	WI H&EFA (Beloit College)	5.250	06/01/2025	06/01/2020	A	159,096
3,085,000	WI H&EFA (Beloit College)	5.750	06/01/2021	06/01/2015	A	3,225,306
1,000,000	WI H&EFA (Marshfield Clinic)[1]	5.000	02/15/2027	02/15/2022	A	1,039,920
11,545,000	WI H&EFA (Medical College of Wisconsin)[1]	5.500	12/01/2026	12/01/2015	A	11,897,469
100,000	WI H&EFA (Prohealth Care/Waukesha Memorial Hospital/Prohealth Care Obligated Group)[1]	6.375	02/15/2029	02/15/2019	A	110,720
1,000,000	WI H&EFA (Vernon Memorial Healthcare)[1]	5.100	03/01/2025	03/01/2015	A	1,016,490
5,065,000	WI H&EFA (WFS)[1]	5.125	08/15/2033	08/15/2013	A	5,066,165
5,025,000	WI H&EFA (WFS)[1]	5.250	08/15/2025	08/15/2013	A	5,049,371

95	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**		Value
Wisconsin Continued
$9,715,000	WI H&EFA (WFS/WFMG Obligated Group)[1]	5.250%	08/15/2025	08/15/2016	A	$10,282,259
1,000,000	WI H&EFA (WFS/WFMG Obligated Group)[1]	5.250	08/15/2026	08/15/2016	A	1,045,050
540,000	WI H&EFA (WMH/MHCC/MVS Obligated Group)	5.600	08/15/2023	08/15/2013	A	541,544
25,000	WI H&EFA (WMH/MHCC/MVS Obligated Group)	5.000	08/15/2016	08/15/2013	A	25,116
900,000	WI Hsg. & EDA, Series B1	5.250	03/01/2029	09/01/2017	A	937,242
5,000	WI Hsg. & EDA, Series B1	5.300	11/01/2018	07/28/2013	A	5,010
940,000	WI Hsg. & EDA, Series B1	5.750	11/01/2025	05/01/2020	A	1,043,494
12,250,000	WI Public Finance Authority (TIP/AeFM/AeH/AeHC/AeJFK/ AeKC Obligated Group)[1]	5.000	07/01/2022	03/27/2019	B	12,681,078
5,500,000	WI Public Finance Authority (TIP/AeFM/AeH/AeHC/AeJFK/ AeKC Obligated Group)[1]	5.250	07/01/2028	07/01/2022	A	5,659,005

						95,455,483
Wyoming–0.9%
2,350,000	Sweetwater County, WY Solid Waste (FMC Corp.)[1]	5.600	12/01/2035	12/01/2015	A	2,494,948
7,120,000	WY Community Devel. Authority[1]	4.450	12/01/2024	12/01/2013	A	7,267,740
3,610,000	WY Community Devel. Authority[1]	4.550	12/01/2019	12/01/2014	A	3,754,111
5,620,000	WY Community Devel. Authority[1]	4.850	12/01/2023	12/01/2013	A	5,735,547
10,035,000	WY Community Devel. Authority[1]	4.850	12/01/2025	06/01/2015	A	10,473,655
3,100,000	WY Community Devel. Authority[1]	4.950	06/01/2028	12/01/2013	A	3,166,309
7,040,000	WY Community Devel. Authority[1]	5.100	12/01/2024	12/01/2013	A	7,074,707
8,120,000	WY Community Devel. Authority[1]	5.200	12/01/2030	12/01/2013	A	8,150,775

						48,117,792

Total Municipal Bonds and Notes (Cost $5,589,814,907)						5,588,284,145

96	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity**	Value
Corporate Bonds and Notes–0.0%
$6,999	Delta Air Lines, Inc., Sr. Unsec. Nts.9 (Cost $6,930)	8.000%	12/01/2015		$6,963

Shares
Common Stocks–0.0%
5,399	Resolute Forest Products[9,10] (Cost $ 58,903)				71,105
Total Investments, at Value (Cost $5,589,880,740)–104.2%					5,588,362,213
Liabilities in Excess of Other Assets–(4.2)					(223,913,254)

Net Assets–100.0%					$5,364,448,959

Footnotes to Statement of Investments

*	June 28, 2013 represents the last business day of the Fund’s reporting period. See accompanying Notes.
**	Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.
A.	Optional call date; corresponds to the most conservative yield calculation.
B.	Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.
C.	Date of mandatory put.
1.	All or a portion of the security position has been segregated for collateral to cover borrowings.
2.	Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See accompanying Notes.
3.	Zero coupon bond reflects effective yield on the date of purchase.
4.	Represents the current interest rate for a variable or increasing rate security.
5.	All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after June 28, 2013. See accompanying Notes.
6.	This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the original contractual interest rate. See accompanying Notes.
7.	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $10,776,000 or 0.20% of the Fund’s net assets as of June 28, 2013.
8.	Interest or dividend is paid-in-kind, when applicable.
9.	Received as a result of a corporate action.
10.	Non-income producing security.

To simplify the listings of securities, abbreviations are used per the table below:

AHA1HC	ARC/HDS Alamance #1 Hsg. Corp.
AHA3HC	ARC/HDS Alamance #3 Hsg. Corp.
AHA4HC	ARC/HDS Alamance #4 Hsg. Corp.
AHA7HC	ARC/HDS Alamance #7 Housing Corp.
AHACHC	ARC/HDS Alamance County Housing Corp.
AHC	Aurora Health Center
AHCM	Aurora Health Care Metro
AHEHC	ARC/HDS Elon Housing Corp.
AMG	Aurora Medical Group
AUS	Allegheny United Hospital
AeFM	Aero Ft. Myers
AeH	Aero Harrisburg

97	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

AeHC	Aero Houston Central
AeJFK	Aero JFK
AeKC	Aero Kansas City
ARC	Assoc. of Retarded Citizens
ATDC	Advanced Technology Development Center
BCHCC	Bernalillo County Health Care Corp.
BMH	Bakersfield Memorial Hospital
BRCH	Boca Raton Community Hospital
CDA	Communities Devel. Authority
CFHA	Central Florida Health Alliance
CHFTEH	Catholic Housing for the Elderly & Handicapped
CHHC	Community Health & Home Care
CHSB	Community Hospital of San Bernardino
CHW	Catholic Healthcare West
CMH	Copley Memorial Hospital
COP	Certificates of Participation
CSAC	Counseling Services Addison County
CSAHS	The Sisters of Charity of St. Augustine Health System
DHlth	Dignity Health
DKH	Day Kimball Hospital
DRIVERS	Derivative Inverse Tax Exempt Receipts
EDA	Economic Devel. Authority
EDC	Economic Devel. Corp.
EDFA	Economic Devel. Finance Authority
EF&CD	Environmental Facilities and Community Devel.
EMH	Elmhurst Memorial Hospital
EMHC	Elmhurst Memorial Health Care
EMHH	Elmhurst Memorial Home Health
EMHS	Elmhurst Memorial Health System
EPA	Environmental Protection Agency
EPBH	Emma Pendelton Bradley Hospital
ETCH	East Tennessee Children’s Hospital
ETCHPCC	East Tennessee Children’s Hospital Primary Care Center
FRS	Family Rehabilitation Services (Hancock Manor)
GHS	Gaston Health Services
GINNE	Goodwill Industries of Northern New England
GO	General Obligation
GPM	Greenbriar Prime Management
H&EFA	Health and Educational Facilities Authority
H&HEFA	Hospitals and Higher Education Facilities Authority
HDS	Housing Devel. Services
HE&HFB	Health Educational and Housing Facility Board
HEFA	Higher Education Facilities Authority
HEFFA	Higher Educational Facilities Finance Authority
HEHA	Higher Education and Health Authority
HFA	Housing Finance Agency
HFC	Housing Finance Corp.
HFDC	Health Facilities Devel. Corp.
HNE	Healthnet of New England
HSC	Hospital for Special Care
HUHS	Hahnemann University Hospital System
IDA	Industrial Devel. Agency
IDC	Industrial Devel. Corp.
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JFK	John Fitzgerald Kennedy
KGC	Kuakini Geriatric Care

98	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

KHS	Kuakini Health System
KMC	Kuakini Medical Center
KSS	Kuakini Support Services
MBHS	Mississippi Baptist Health Systems
MBMC	Mississippi Baptist Medical Center
MCP	Medical College Of Pennsylvania
MHCC	Masonic Health Care Center
MHF	Miriam Hospital Foundation
MVS	Masonic Village on the Square
NSU	Northeastern State University
NWCSS	Northwestern Counseling & Support Services
NY/NJ	New York/New Jersey
NYC	New York City
PHCF	Presbyterian Healthcare Foundation
PHSvcs	Presbyterian Healthcare Services
RCF	Rush-Copley Foundation
RCMC	Rush-Copley Medical Center
RIH	Rhode Island Hospital
RIHF	Rhode Island Hospital Foundation
RMHS	Rutland Mental Health Services
ROLs	Residual Option Longs
RUMC	Rush University Medical Center
Res Rec	Resource Recovery Facility
SANC	St. Anne’s Nursing Center
SCIC	Scottsdale Captive Insurance Company
SHC	Scottsdale Healthcare Corp.
SHH	Scottsdale Healthcare Hospitals
SHRC	Scottsdale Healthcare Realty Corp.
SJR	St. Joseph Residence
SJRNC	St. Johns Rehabilitation and Nursing Center
SLHOKC	St. Luke’s Hospital of Kansas City
SLHS	St. Luke’s Health System
TASC	Tobacco Settlement Asset-Backed Bonds
TC	Travis Corp. (People Care)
TFABs	Tobacco Flexible Amortization Bonds
TIP	Transportation Infrastructure Properties
TMH	The Miriam Hospital
TUFF	The University Financing Foundation
TYW	The YMCA of Wichita
UHHS	University Hospitals Health System
UHSEC	University Health Systems of Eastern Carolina
UMass	University of Massachusetts
V.I.	United States Virgin Islands
VC	VinFen Corp.
VCS	VinFen Clinical Services
VMNRC	Villa Marina Nursing & Rehabilitation Center
VOA	Volunteers of America
VTCMC	The Villages Tri-County Medical Center
WCMHS	Washington County Mental Health Services
WFMG	Wheaton Franciscan Medical Group
WFS	Wheaton Franciscan Services
WMH	Wisconsin Masonic Home
WPM	Westchester Prime Management

99	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

Notes to Statement of Investments

The Fund changed its name to Oppenheimer Rochester Limited Term Municipal Fund from Oppenheimer Limited Term Municipal Fund.

Quarterly Period. The last day of the Fund’s quarterly period was the last day the New York Stock Exchange was open for trading. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

An inverse floating rate security is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a broker dealer (the “sponsor”). The sponsor creates a trust (the “Trust”) into which it deposits the underlying municipal bond. The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust (typically an affiliate of the sponsor) must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related to the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

100	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund may have the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Similarly, the Fund may have the right to directly purchase the underlying municipal bond from the Trust by paying to the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. Through the exercise of either of these rights, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.

The Fund’s investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate

101	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-sell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Sub-Adviser monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. As of June 28, 2013, the Fund’s maximum exposure under such agreements is estimated at $60,080,000.

When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a sponsor for deposit into a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and

102	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

Liabilities in the annual and semiannual reports equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports, while interest payable on the related short-term floating rate securities is recorded as interest expense. At June 28, 2013, municipal bond holdings with a value of $139,687,324 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $64,815,000 in short-term floating rate securities issued and outstanding at that date.

At June 28, 2013, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$25,000,000	CA Health Facilities Financing Authority[3]	11.000%	11/15/31	$30,005,500
16,485,000	Chicago, IL Board of Education ROLs[3]	9.964	12/1/24	19,447,849
17,500,000	Montgomery County, PA IDA ROLs[3]	11.030	8/1/30	19,972,400
1,110,000	RI Student Loan Authority[3]	11.418	12/1/23	1,118,547
2,190,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.) DRIVERS	10.919	12/1/38	2,653,711
1,270,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.) DRIVERS	16.280	6/1/39	1,674,317

				$74,872,324

1.	For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.
2.	Represents the current interest rate for the inverse floating rate security.
3.	Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports, and interest on the security is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports.

The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 5% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $64,815,000 as of June 28, 2013.

103	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of June 28, 2013, the Fund had purchased securities issued on a when-issued or delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Purchased securities	$32,511,206

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of June 28, 2013 is as follows:

Cost	$5,149,516
Market Value	$2,600,685
Market Value as a % of Net Assets	0.05%

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

104	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

105	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

106	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1)	Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of June 28, 2013 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
Alabama	$—	$67,917,788	$—	$67,917,788
Alaska	—	8,726,146	—	8,726,146
Arizona	—	96,291,776	—	96,291,776
Arkansas	—	384,542	—	384,542
California	—	894,495,844	—	894,495,844
Colorado	—	41,257,666	—	41,257,666
Connecticut	—	18,471,652	—	18,471,652
Delaware	—	71,196	—	71,196
District of Columbia	—	101,477,735	—	101,477,735
Florida	—	377,545,173	—	377,545,173
Georgia	—	76,264,341	—	76,264,341
Hawaii	—	23,489,638	—	23,489,638
Idaho	—	1,428,227	—	1,428,227
Illinois	—	616,634,259	—	616,634,259
Indiana	—	63,723,173	—	63,723,173
Kansas	—	19,358,157	—	19,358,157
Kentucky	—	28,791,424	—	28,791,424
Louisiana	—	148,174,159	—	148,174,159
Maine	—	5,657,947	—	5,657,947
Maryland	—	7,177,876	—	7,177,876
Massachusetts	—	63,476,985	35,085	63,512,070
Michigan	—	384,435,489	—	384,435,489
Minnesota	—	1,835,695	—	1,835,695
Mississippi	—	43,035,881	—	43,035,881
Missouri	—	48,080,925	—	48,080,925
Montana	—	21,914,810	—	21,914,810

107	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

Multi States	—	37,395,762	—	37,395,762
Nebraska	—	13,064,358	—	13,064,358
Nevada	—	46,161,817	—	46,161,817
New Hampshire	—	17,171,341	—	17,171,341
New Jersey	—	82,988,173	—	82,988,173
New Mexico	—	162,693	—	162,693
New York	—	97,961,282	—	97,961,282
North Carolina	—	11,526,731	—	11,526,731
North Dakota	—	166,075	—	166,075
Ohio	—	210,201,866	—	210,201,866
Oklahoma	—	77,181,789	—	77,181,789
Oregon	—	5,667,518	—	5,667,518
Pennsylvania	—	224,582,886	—	224,582,886
Rhode Island	—	143,007,361	—	143,007,361
South Carolina	—	21,988,403	—	21,988,403
South Dakota	—	327,565	—	327,565
Tennessee	—	49,517,204	—	49,517,204
Texas	—	343,212,247	—	343,212,247
U.S. Possessions	—	702,433,439	—	702,433,439
Utah	—	450,767	—	450,767
Vermont	—	17,120,959	—	17,120,959
Virginia	—	56,099,724	—	56,099,724
Washington	—	126,039,947	—	126,039,947
West Virginia	—	127,374	—	127,374
Wisconsin	—	95,455,483	—	95,455,483
Wyoming	—	48,117,792	—	48,117,792
Corporate Bonds and Notes	—	6,963	—	6,963
Common Stocks	71,105	—	—	71,105

Total Assets	$71,105	$5,588,256,023	$35,085	$5,588,362,213

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

Federal Taxes. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 28, 2013 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$5,523,902,418 [1]

Gross unrealized appreciation	$97,792,751
Gross unrealized depreciation	(99,477,910)

Net unrealized depreciation	$(1,685,159)

108	Oppenheimer Rochester Limited Term Municipal Fund

STATEMENT OF INVESTMENTS June 28, 2013* (Unaudited)

1.	The Federal tax cost of securities does not include cost of $66,144,954, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note.

109	Oppenheimer Rochester Limited Term Municipal Fund

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 6/28/2013, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Limited Term Municipal Fund

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer
Date: 8/9/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer
Date: 8/9/2013

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date: 8/9/2013